UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Convertible Arbitrage Fund Fidelity® SAI Convertible Arbitrage Fund : FSAWX

This annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 154	1.45%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index.
•Specifically, the portfolio benefited from its focus on strong credit quality issuers in the 2028-2030 maturity window.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2023 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Convertible Arbitrage Fund	13.25%	10.85%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.15%	4.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	5.70%
A   From September 12, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,012,409,970
Number of Holdings	54
Total Advisory Fee	$9,341,519
Portfolio Turnover	363%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	19.4
Swaps	405.1

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 77.3
Corporate Bonds - 6.7
U.S. Treasury Obligations - 5.4
Common Stocks - 5.2
Futures Contracts - 3.7
Domestic Equity Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.2
Mastercard Inc Class A	8.4
Philip Morris International Inc	7.9
Citigroup Inc	3.7
Cable One Inc	3.5
MACOM Technology Solutions Holdings Inc	3.2
LCI Industries	2.7
DigitalOcean Holdings Inc	2.5
Broadcom Inc	2.5
Financial Select Sector SPDR ETF	2.3
64.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912685.101    7521-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Risk Parity Fund Fidelity® Risk Parity Fund : FAPSX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 67	0.60%
What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Risk Parity Fund	23.55%	10.89%
Fidelity Risk Parity Composite Index℠	15.76%	12.65%
Fidelity Risk Parity Custom Index℠	16.00%	7.19%
MSCI ACWI (All Country World Index) Index	22.25%	19.31%
A   From September 1, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	8.2
Swaps	61.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 36.3
Fixed-Income Funds - 24.3
Domestic Equity Funds - 19.9
International Equity Funds - 10.3
Futures Contracts - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	20.0
Fidelity Commodity Strategy Fund	11.2
iShares US Treasury Bond ETF	9.9
Fidelity Emerging Markets Index Fund	9.7
Fidelity Small Cap Value Index Fund	8.3
Fidelity International Index Fund	7.8
iShares J.P. Morgan EM Local Currency Bond ETF	7.4
Fidelity Small Cap Index Fund	5.5
Fidelity Total Market Index Fund	5.3
US Treasury Bill	4.0
89.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912651.101    6513-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class Z : FAPZX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.55%
What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	23.60%	10.59%
Fidelity Risk Parity Composite Index℠	15.76%	12.00%
Fidelity Risk Parity Custom Index℠	16.00%	6.67%
MSCI ACWI (All Country World Index) Index	22.25%	18.55%
A   From July 7, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	8.2
Swaps	61.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 36.3
Fixed-Income Funds - 24.3
Domestic Equity Funds - 19.9
International Equity Funds - 10.3
Futures Contracts - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	20.0
Fidelity Commodity Strategy Fund	11.2
iShares US Treasury Bond ETF	9.9
Fidelity Emerging Markets Index Fund	9.7
Fidelity Small Cap Value Index Fund	8.3
Fidelity International Index Fund	7.8
iShares J.P. Morgan EM Local Currency Bond ETF	7.4
Fidelity Small Cap Index Fund	5.5
Fidelity Total Market Index Fund	5.3
US Treasury Bill	4.0
89.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912656.101    6518-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class M : FAPWX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 123	1.10%
What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	18.70%	8.90%
Class M (without 3.50% sales charge)	23.00%	9.99%
Fidelity Risk Parity Composite Index℠	15.76%	12.00%
Fidelity Risk Parity Custom Index℠	16.00%	6.67%
MSCI ACWI (All Country World Index) Index	22.25%	18.55%
A   From July 7, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	8.2
Swaps	61.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 36.3
Fixed-Income Funds - 24.3
Domestic Equity Funds - 19.9
International Equity Funds - 10.3
Futures Contracts - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	20.0
Fidelity Commodity Strategy Fund	11.2
iShares US Treasury Bond ETF	9.9
Fidelity Emerging Markets Index Fund	9.7
Fidelity Small Cap Value Index Fund	8.3
Fidelity International Index Fund	7.8
iShares J.P. Morgan EM Local Currency Bond ETF	7.4
Fidelity Small Cap Index Fund	5.5
Fidelity Total Market Index Fund	5.3
US Treasury Bill	4.0
89.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912654.101    6516-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class I : FAPYX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 67	0.60%
What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	23.55%	10.52%
Fidelity Risk Parity Composite Index℠	15.76%	12.00%
Fidelity Risk Parity Custom Index℠	16.00%	6.67%
MSCI ACWI (All Country World Index) Index	22.25%	18.55%
A   From July 7, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	8.2
Swaps	61.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 36.3
Fixed-Income Funds - 24.3
Domestic Equity Funds - 19.9
International Equity Funds - 10.3
Futures Contracts - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	20.0
Fidelity Commodity Strategy Fund	11.2
iShares US Treasury Bond ETF	9.9
Fidelity Emerging Markets Index Fund	9.7
Fidelity Small Cap Value Index Fund	8.3
Fidelity International Index Fund	7.8
iShares J.P. Morgan EM Local Currency Bond ETF	7.4
Fidelity Small Cap Index Fund	5.5
Fidelity Total Market Index Fund	5.3
US Treasury Bill	4.0
89.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912655.101    6517-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class C : FAPVX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 178	1.60%
What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	21.36%	9.43%
Class C	22.36%	9.43%
Fidelity Risk Parity Composite Index℠	15.76%	12.00%
Fidelity Risk Parity Custom Index℠	16.00%	6.67%
MSCI ACWI (All Country World Index) Index	22.25%	18.55%
A   From July 7, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	8.2
Swaps	61.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 36.3
Fixed-Income Funds - 24.3
Domestic Equity Funds - 19.9
International Equity Funds - 10.3
Futures Contracts - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	20.0
Fidelity Commodity Strategy Fund	11.2
iShares US Treasury Bond ETF	9.9
Fidelity Emerging Markets Index Fund	9.7
Fidelity Small Cap Value Index Fund	8.3
Fidelity International Index Fund	7.8
iShares J.P. Morgan EM Local Currency Bond ETF	7.4
Fidelity Small Cap Index Fund	5.5
Fidelity Total Market Index Fund	5.3
US Treasury Bill	4.0
89.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912653.101    6515-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class A : FAPUX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.85%
What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	16.22%	8.45%
Class A (without 5.75% sales charge)	23.31%	10.26%
Fidelity Risk Parity Composite Index℠	15.76%	12.00%
Fidelity Risk Parity Custom Index℠	16.00%	6.67%
MSCI ACWI (All Country World Index) Index	22.25%	18.55%
A   From July 7, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	8.2
Swaps	61.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 36.3
Fixed-Income Funds - 24.3
Domestic Equity Funds - 19.9
International Equity Funds - 10.3
Futures Contracts - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	20.0
Fidelity Commodity Strategy Fund	11.2
iShares US Treasury Bond ETF	9.9
Fidelity Emerging Markets Index Fund	9.7
Fidelity Small Cap Value Index Fund	8.3
Fidelity International Index Fund	7.8
iShares J.P. Morgan EM Local Currency Bond ETF	7.4
Fidelity Small Cap Index Fund	5.5
Fidelity Total Market Index Fund	5.3
US Treasury Bill	4.0
89.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912652.101    6514-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Hedged Equity Fund Fidelity® Hedged Equity Fund : FEQHX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 59	0.55%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Hedged Equity Fund	13.21%	13.44%
Cboe S&P 500 5% Put Protection Index (PPUT)	12.97%	14.29%
S&P 500® Index	16.35%	19.49%
A   From September 1, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.3

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 94.5
Domestic Equity Funds - 3.8
Options - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.2
Alphabet Inc Class A	5.3
Microsoft Corp	5.3
Amazon.com Inc	4.1
iShares Core S&P 500 ETF	3.8
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.7
Tesla Inc	2.0
Berkshire Hathaway Inc Class B	1.8
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912671.101    6875-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class Z : FEQZX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.50%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	13.21%	13.50%
Cboe S&P 500 5% Put Protection Index (PPUT)	12.97%	14.29%
S&P 500® Index	16.35%	19.49%
A   From September 1, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.3

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 94.5
Domestic Equity Funds - 3.8
Options - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.2
Alphabet Inc Class A	5.3
Microsoft Corp	5.3
Amazon.com Inc	4.1
iShares Core S&P 500 ETF	3.8
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.7
Tesla Inc	2.0
Berkshire Hathaway Inc Class B	1.8
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912676.101    6880-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class M : FEQNX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 112	1.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	8.72%	11.72%
Class M (without 3.50% sales charge)	12.67%	12.89%
Cboe S&P 500 5% Put Protection Index (PPUT)	12.97%	14.29%
S&P 500® Index	16.35%	19.49%
A   From September 1, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.3

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 94.5
Domestic Equity Funds - 3.8
Options - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.2
Alphabet Inc Class A	5.3
Microsoft Corp	5.3
Amazon.com Inc	4.1
iShares Core S&P 500 ETF	3.8
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.7
Tesla Inc	2.0
Berkshire Hathaway Inc Class B	1.8
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912674.101    6878-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class I : FEQJX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 59	0.55%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	13.17%	13.45%
Cboe S&P 500 5% Put Protection Index (PPUT)	12.97%	14.29%
S&P 500® Index	16.35%	19.49%
A   From September 1, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.3

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 94.5
Domestic Equity Funds - 3.8
Options - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.2
Alphabet Inc Class A	5.3
Microsoft Corp	5.3
Amazon.com Inc	4.1
iShares Core S&P 500 ETF	3.8
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.7
Tesla Inc	2.0
Berkshire Hathaway Inc Class B	1.8
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912675.101    6879-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class C : FEQDX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.55%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	11.08%	12.32%
Class C	12.08%	12.32%
Cboe S&P 500 5% Put Protection Index (PPUT)	12.97%	14.29%
S&P 500® Index	16.35%	19.49%
A   From September 1, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.3

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 94.5
Domestic Equity Funds - 3.8
Options - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.2
Alphabet Inc Class A	5.3
Microsoft Corp	5.3
Amazon.com Inc	4.1
iShares Core S&P 500 ETF	3.8
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.7
Tesla Inc	2.0
Berkshire Hathaway Inc Class B	1.8
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912673.101    6877-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class A : FEQAX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.80%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	6.36%	11.22%
Class A (without 5.75% sales charge)	12.85%	13.16%
Cboe S&P 500 5% Put Protection Index (PPUT)	12.97%	14.29%
S&P 500® Index	16.35%	19.49%
A   From September 1, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.3

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 94.5
Domestic Equity Funds - 3.8
Options - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.2
Alphabet Inc Class A	5.3
Microsoft Corp	5.3
Amazon.com Inc	4.1
iShares Core S&P 500 ETF	3.8
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.7
Tesla Inc	2.0
Berkshire Hathaway Inc Class B	1.8
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912672.101    6876-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity® Equity Market Neutral Fund : FEMNX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund	$ 116	1.10%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Equity Market Neutral Fund	10.75%	5.31%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.15%	4.50%
MSCI ACWI (All Country World Index) Index	22.25%	19.67%
A   From June 25, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	118.5
Forward Foreign Currency Contracts	41.0

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.6
Common Stocks - 31.8
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	19.1
SK Hynix Inc	2.6
Samsung Electronics Co Ltd	2.4
Standard Chartered PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.0
Industria de Diseno Textil SA	2.0
Morgan Stanley	1.9
Cognizant Technology Solutions Corp Class A	1.9
Bristol-Myers Squibb Co	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916839.101    7601-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class A : FEMLX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 142	1.35%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	4.11%	1.20%
Class A (without 5.75% sales charge)	10.46%	5.01%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.15%	4.50%
MSCI ACWI (All Country World Index) Index	22.25%	19.67%
A   From June 25, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	118.5
Forward Foreign Currency Contracts	41.0

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.6
Common Stocks - 31.8
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	19.1
SK Hynix Inc	2.6
Samsung Electronics Co Ltd	2.4
Standard Chartered PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.0
Industria de Diseno Textil SA	2.0
Morgan Stanley	1.9
Cognizant Technology Solutions Corp Class A	1.9
Bristol-Myers Squibb Co	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916841.101    7619-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class M : FEMOX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 168	1.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	6.31%	2.46%
Class M (without 3.50% sales charge)	10.17%	4.76%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.15%	4.50%
MSCI ACWI (All Country World Index) Index	22.25%	19.67%
A   From June 25, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	118.5
Forward Foreign Currency Contracts	41.0

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.6
Common Stocks - 31.8
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	19.1
SK Hynix Inc	2.6
Samsung Electronics Co Ltd	2.4
Standard Chartered PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.0
Industria de Diseno Textil SA	2.0
Morgan Stanley	1.9
Cognizant Technology Solutions Corp Class A	1.9
Bristol-Myers Squibb Co	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916843.101    7620-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class C : FEMQX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	2.10%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	8.58%	4.22%
Class C	9.58%	4.22%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.15%	4.50%
MSCI ACWI (All Country World Index) Index	22.25%	19.67%
A   From June 25, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	118.5
Forward Foreign Currency Contracts	41.0

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.6
Common Stocks - 31.8
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	19.1
SK Hynix Inc	2.6
Samsung Electronics Co Ltd	2.4
Standard Chartered PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.0
Industria de Diseno Textil SA	2.0
Morgan Stanley	1.9
Cognizant Technology Solutions Corp Class A	1.9
Bristol-Myers Squibb Co	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916845.101    7621-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class I : FEMUX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 116	1.10%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	10.75%	5.31%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.15%	4.50%
MSCI ACWI (All Country World Index) Index	22.25%	19.67%
A   From June 25, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	118.5
Forward Foreign Currency Contracts	41.0

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.6
Common Stocks - 31.8
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	19.1
SK Hynix Inc	2.6
Samsung Electronics Co Ltd	2.4
Standard Chartered PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.0
Industria de Diseno Textil SA	2.0
Morgan Stanley	1.9
Cognizant Technology Solutions Corp Class A	1.9
Bristol-Myers Squibb Co	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916847.101    7622-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class Z : FEMWX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 111	1.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	10.85%	5.37%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.15%	4.50%
MSCI ACWI (All Country World Index) Index	22.25%	19.67%
A   From June 25, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	118.5
Forward Foreign Currency Contracts	41.0

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.6
Common Stocks - 31.8
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	19.1
SK Hynix Inc	2.6
Samsung Electronics Co Ltd	2.4
Standard Chartered PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.0
Industria de Diseno Textil SA	2.0
Morgan Stanley	1.9
Cognizant Technology Solutions Corp Class A	1.9
Bristol-Myers Squibb Co	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916849.101    7623-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Yield Enhanced Equity ETF Fidelity® Yield Enhanced Equity ETF : FYEE Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF	$ 4	0.04%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund underperformed its S&P 500® index but outperformed the supplemental CBOE index.
•The fund trailed the former because part of the market's strong gain was slightly truncated by the portfolio's short call positions. However, due to the dynamic nature of the fund's short call ladder the fund did outpace the supplemental benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 9, 2024 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Yield Enhanced Equity ETF - NAV A	14.60%	16.87%
Cboe S&P 500 2% OTM BuyWrite Index (BXY) A	9.86%	15.17%
S&P 500® Index A	16.35%	18.64%
A   From April 9, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$142,557,491
Number of Holdings	160
Total Advisory Fee	$20,466
Portfolio Turnover	90%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	2.0
Options	(0.3)

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.3
Futures Contracts - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1
Options - (0.4)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.9
Apple Inc	6.7
Microsoft Corp	5.1
Amazon.com Inc	4.4
Broadcom Inc	3.1
Meta Platforms Inc Class A	3.1
Alphabet Inc Class A	2.7
Alphabet Inc Class C	2.4
Berkshire Hathaway Inc Class B	2.1
Eli Lilly & Co	1.9
39.4
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Expense reductions

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916942.101    7590-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dynamic Buffered Equity ETF Fidelity® Dynamic Buffered Equity ETF : FBUF Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF	$ 51	0.48%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund underperformed its benchmark, the S&P 500®, and outperformed the supplemental CBOE benchmark.
•The fund's proceeds from short call options did not generate enough revenue to fully offset the cost of purchasing downside protection, creating slight drag on performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 9, 2024 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Dynamic Buffered Equity ETF - NAV A	13.39%	13.91%
Cboe S&P 500 95-110 Collar Index (CLL) A	7.34%	11.40%
S&P 500® Index A	16.35%	18.64%
A   From April 9, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,753,565
Number of Holdings	158
Total Advisory Fee	$57,554
Portfolio Turnover	83%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	2.0
Options	0.2

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 95.5
Futures Contracts - 2.0
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	6.9
Microsoft Corp	5.3
Amazon.com Inc	4.3
Broadcom Inc	3.1
Meta Platforms Inc Class A	2.9
Alphabet Inc Class A	2.8
Alphabet Inc Class C	2.4
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.8
39.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916940.101    7589-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Hedged Equity ETF Fidelity® Hedged Equity ETF : FHEQ Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF	$ 51	0.48%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 9, 2024 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Hedged Equity ETF - NAV A	12.52%	13.63%
Cboe S&P 500 5% Put Protection Index (PPUT) A	12.97%	14.65%
S&P 500® Index A	16.35%	18.64%
A   From April 9, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$832,162,166
Number of Holdings	156
Total Advisory Fee	$2,561,879
Portfolio Turnover	88%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	0.8
Options	1.3

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.3
Options - 1.3
Futures Contracts - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.0
Apple Inc	6.5
Microsoft Corp	5.0
Amazon.com Inc	4.3
Broadcom Inc	3.0
Meta Platforms Inc Class A	3.0
Alphabet Inc Class A	2.8
Alphabet Inc Class C	2.6
Berkshire Hathaway Inc Class B	1.9
Eli Lilly & Co	1.7
38.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916938.101    7588-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Managed Futures ETF Fidelity® Managed Futures ETF : FFUT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Managed Futures ETF for the period June 3, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Managed Futures ETF A	$ 57	0.80%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index, since its inception on June 3, 2025.
•The fund is structured to provide strong diversification away from equities but also seeks to generate appealing returns during periods of equity market strength.
•The strategy also incorporates tools that allow selective tilts within asset classes to enhance performance, while preserving its defensive beta characteristics.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 3, 2025 through January 31, 2026.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$235,760,130
Number of Holdings	365
Total Advisory Fee	$701,601
Portfolio Turnover	1%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	1060.1
Swaps	166.2
Forward Foreign Currency Contracts	240.3

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 67.7
Forward Foreign Currency Contracts - 15.3
Swaps - 10.6
Domestic Equity Funds - 0.2
Common Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	50.1
NVIDIA Corp	2.8
iShares Core S&P 500 ETF	2.6
55.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919366.100    9044-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Merger Arbitrage Fund Fidelity® SAI Merger Arbitrage Fund : FMADX

This annual shareholder report contains information about Fidelity® SAI Merger Arbitrage Fund for the period June 17, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Merger Arbitrage Fund A	$ 71	1.10%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index, since its inception on June 17, 2025.
•A stabilizing regulatory environment in 2025 led to both a surge in deal volume and increased deal size, setting the stage for merger arbitrage investing, which the fund was able to capitalize on across various sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 17, 2025 through January 31, 2026.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$410,084,530
Number of Holdings	39
Total Advisory Fee	$1,270,951
Portfolio Turnover	110%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	61.9
Options	0.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 49.4
Swaps - 38.2
Domestic Equity Funds - 2.3
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	11.2
Chart Industries Inc	10.9
Electronic Arts Inc	9.0
Mastercard Inc Class A	8.9
Confluent Inc Class A	8.4
Exact Sciences Corp	5.9
Warner Bros Discovery Inc	4.7
Dayforce Inc	3.1
Sealed Air Corp	2.9
Avidity Biosciences Inc	2.7
67.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918582.100    9007-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Managed Futures Fund Fidelity® SAI Managed Futures Fund : FMFLX

This annual shareholder report contains information about Fidelity® SAI Managed Futures Fund for the period June 17, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Managed Futures Fund A	$ 70	1.05%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index, since its inception on June 17, 2025, while providing meaningful equity diversification.
•The fund utilizes a systematic trend-following approach that seeks long-term capital appreciation through disciplined long-short investing across asset classes.
•The strategy is based on fast-moving trend signals and entails additional risk controls that allows the strategy to quickly adapt to changing market conditions.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 17, 2025 through January 31, 2026.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$178,701,800
Number of Holdings	324
Total Advisory Fee	$666,440
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	513.2
Swaps	115.6
Forward Foreign Currency Contracts	173.2

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 56.8
Forward Foreign Currency Contracts - 19.3
Swaps - 12.9
Domestic Equity Funds - 0.3
Common Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	49.5
iShares Core S&P 500 ETF	3.5
NVIDIA Corp	1.4
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918617.100    9036-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity Greenwood Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Dynamic Buffered Equity ETF, Fidelity Equity Market Neutral Fund, Fidelity Hedged Equity ETF, Fidelity Hedged Equity Fund, Fidelity Managed Futures ETF, Fidelity Risk Parity Fund, Fidelity SAI Convertible Arbitrage Fund, Fidelity SAI Managed Futures Fund, Fidelity SAI Merger Arbitrage Fund, and Fidelity Yield Enhanced Equity ETF (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2026 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Buffered Equity ETF	$40,400	$-	$7,500	$1,000
Fidelity Equity Market Neutral Fund	$72,600	$-	$9,600	$1,700
Fidelity Hedged Equity ETF	$40,900	$-	$7,500	$1,000
Fidelity Hedged Equity Fund	$53,200	$-	$10,000	$1,400
Fidelity Managed Futures ETF	$31,600	$-	$7,300	$-
Fidelity Risk Parity Fund	$87,200	$-	$9,600	$2,200
Fidelity SAI Convertible Arbitrage Fund	$87,700	$-	$9,600	$2,200
Fidelity SAI Managed Futures Fund	$44,200	$-	$11,800	$-
Fidelity SAI Merger Arbitrage Fund	$40,300	$-	$9,300	$-
Fidelity Yield Enhanced Equity ETF	$39,200	$-	$7,500	$1,000

January 31, 2025 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Buffered Equity ETF	$34,100	$-	$7,500	$1,600
Fidelity Equity Market Neutral Fund	$63,600	$-	$9,600	$2,100
Fidelity Hedged Equity ETF	$35,400	$-	$7,500	$1,600
Fidelity Hedged Equity Fund	$54,200	$-	$10,800	$3,100
Fidelity Managed Futures ETF	$-	$-	$-	$-
Fidelity Risk Parity Fund	$87,400	$-	$15,000	$4,700
Fidelity SAI Convertible Arbitrage Fund	$88,500	$-	$10,400	$4,200
Fidelity SAI Managed Futures Fund	$-	$-	$-	$-
Fidelity SAI Merger Arbitrage Fund	$-	$-	$-	$-
Fidelity Yield Enhanced Equity ETF	$34,100	$-	$7,500	$1,600

A Amounts may reflect rounding.

B Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF commenced operations on April 9, 2024. Fidelity Equity Market Neutral Fund commenced operations on June 25, 2024.
C Fidelity Managed Futures ETF commenced operations on June 3, 2025.  Fidelity SAI Managed Futures Fund and Fidelity SAI Merger Arbitrage Fund commenced operations on June 17, 2025.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2026A,C	January 31, 2025A,B,C
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Dynamic Buffered Equity ETF, Fidelity Equity Market Neutral Fund, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF’s commencement of operations.
C May include amounts billed prior to Fidelity Managed Futures ETF, Fidelity SAI Managed Futures Fund, and Fidelity SAI Merger Arbitrage Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A,C	January 31, 2025A,B,C
Deloitte Entities	$4,362,800	$2,892,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Dynamic Buffered Equity ETF, Fidelity Equity Market Neutral Fund, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF’s commencement of operations.
C May include amounts billed prior to Fidelity Managed Futures ETF, Fidelity SAI Managed Futures Fund, and Fidelity SAI Merger Arbitrage Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of January 31, 2026, the members of the Audit Committee were Jennifer M. Birmingham, Matthew J. Conti, Thomas F. Flannery, and Tara C. Kenney.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Risk Parity Fund

Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Risk Parity Fund
Consolidated Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Domestic Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (b)	15,953	1,763,459
Fidelity Real Estate Index Fund (b)	32,752	542,698
Fidelity Small Cap Index Fund (b)	26,465	862,489
Fidelity Small Cap Value Index Fund (b)	43,241	1,302,863
Fidelity Total Market Index Fund (b)	4,375	830,248
iShares Gold Trust ETF (g)	198	18,058
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,521,820)		5,319,815

Fixed-Income Funds - 41.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (b)	343,371	3,145,283
Fidelity International Bond Index Fund (b)	29,575	272,686
Fidelity Long-Term Treasury Bond Index Fund (b)	20,128	186,186
Invesco Senior Loan ETF	3,932	81,550
iShares iBoxx $ High Yield Corporate Bond ETF	788	63,923
iShares J.P. Morgan EM Local Currency Bond ETF	27,606	1,168,838
iShares JP Morgan USD Emerging Markets Bond ETF	239	23,082
iShares US Treasury Bond ETF	67,318	1,550,670
TOTAL FIXED-INCOME FUNDS (Cost $6,332,077)		6,492,218

International Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (b)	103,063	1,525,327
Fidelity International Index Fund (b)	19,206	1,226,088
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,165,053)		2,751,415

U.S. Treasury Obligations - 4.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/5/2026	3.66	260,000	259,193
US Treasury Bills 0% 4/9/2026 (d)(e)	3.55	380,000	377,502
TOTAL U.S. TREASURY OBLIGATIONS (Cost $636,672)			636,695

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $418,936)	3.70	418,852	418,936

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $14,074,558)	15,619,079
NET OTHER ASSETS (LIABILITIES) - 0.8%	126,244
NET ASSETS - 100.0%	15,745,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	3/2026	455,520	22,358
ICE MSCI Emerging Markets Index Contracts (United States)	11	3/2026	836,440	74,308

TOTAL FUTURES CONTRACTS				96,666
The notional amount of long futures as a percentage of Net Assets is 8.2%.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR Index minus 10 basis points	Monthly	Goldman Sachs International	2/2026	1,872	39,331	(614)	0	(614)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR Index minus 20 basis points	Monthly	Morgan Stanley Capital Services LLC	4/2026	9,516	199,931	(3,108)	0	(3,108)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR Index minus 75 basis points	Monthly	BNP Paribas SA	2/2026	20,983	440,853	(6,665)	0	(6,665)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR Index minus 85 basis points	Monthly	BNP Paribas SA	3/2026	22,250	467,473	(7,031)	0	(7,031)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR Index minus 65 basis points	Monthly	BNP Paribas SA	4/2026	56,594	1,191,275	(19,899)	0	(19,899)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR Index minus 125 basis points	Monthly	BNP Paribas SA	4/2026	4,099	86,364	(1,472)	0	(1,472)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 15 basis points	Monthly	Morgan Stanley Capital Services LLC	5/2026	1,049	101,019	18	0	18
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 15 basis points	Monthly	Goldman Sachs International	6/2026	266	25,616	4	0	4
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index plus 25 basis points	Monthly	Morgan Stanley Capital Services LLC	4/2026	873	84,070	(12)	0	(12)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index plus 25 basis points	Monthly	BNP Paribas SA	5/2026	6,208	597,830	(82)	0	(82)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 10 basis points	Monthly	Goldman Sachs International	1/2027	1,034	99,574	44	0	44
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 5 basis points	Monthly	Goldman Sachs International	1/2027	378	36,299	132	0	132
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.S. SOFR Index plus 25 basis points	Monthly	BNP Paribas SA	6/2026	1,741	151,519	(287)	0	(287)
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.S. SOFR Index plus 35 basis points	Monthly	BNP Paribas SA	7/2026	3,115	271,159	(503)	0	(503)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 40 basis points	Monthly	Morgan Stanley Capital Services LLC	2/2026	386	31,139	95	0	95
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 15 basis points	Monthly	Morgan Stanley Capital Services LLC	4/2026	741	59,776	170	0	170
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 20 basis points	Monthly	Morgan Stanley Capital Services LLC	5/2026	6,212	501,122	1,445	0	1,445
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 25 basis points	Monthly	Morgan Stanley Capital Services LLC	6/2026	4,092	330,102	965	0	965
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index plus 0 basis points	Monthly	Goldman Sachs International	7/2026	17,040	1,374,949	3,847	0	3,847
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 10 basis points	Monthly	BNP Paribas SA	7/2026	1,185	95,937	(8)	0	(8)
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	6/2026	4,235	465,257	1,155	0	1,155
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	9/2026	1,640	180,170	447	0	447
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	10/2026	3,253	357,375	887	0	887
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	5/2026	7,630	838,232	2,081	0	2,081
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	7/2026	2,890	317,552	842	0	842
SPDR Gold Shares	Receives	Monthly	U.S. SOFR Index plus 30 basis points	Monthly	Goldman Sachs International	2/2026	247	98,375	11,224	0	11,224
SPDR Gold Shares	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	7/2026	3,102	1,235,465	141,293	0	141,293
SPDR Gold Shares	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	7/2026	112	46,089	3,636	0	3,636
TOTAL RETURN SWAPS									128,604	0	128,604

Notional Amounts are stated in United States dollars unless otherwise noted.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,606.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $305,975.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Non-income producing.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	690,581	2,366,939	2,638,620	34,605	36	-	418,936	418,852	0.0%
Total	690,581	2,366,939	2,638,620	34,605	36	-	418,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	847,761	993,247	296,752	42,000	(2,621)	221,824	1,763,459	15,953
Fidelity Emerging Markets Index Fund	289,903	1,168,806	204,869	27,264	2,153	269,334	1,525,327	103,063
Fidelity Inflation-Protected Bond Index Fund	2,547,233	2,279,243	1,727,919	115,421	(4,075)	53,689	3,145,283	343,371
Fidelity International Bond Index Fund	102,532	536,873	369,103	2,686	(254)	2,638	272,686	29,575
Fidelity International Index Fund	534,207	791,662	316,510	31,142	4,958	211,771	1,226,088	19,206
Fidelity Long-Term Treasury Bond Index Fund	166,603	379,812	360,427	5,861	(6,922)	7,120	186,186	20,128
Fidelity Real Estate Index Fund	270,323	310,718	44,955	11,510	(482)	7,094	542,698	32,752
Fidelity Small Cap Index Fund	413,044	442,481	101,568	7,974	(810)	109,342	862,489	26,465
Fidelity Small Cap Value Index Fund	610,975	675,970	157,208	22,633	(468)	173,594	1,302,863	43,241
Fidelity Total Market Index Fund	659,054	732,670	598,172	7,643	69,434	(32,738)	830,248	4,375
	6,441,635	8,311,482	4,177,483	274,134	60,913	1,023,668	11,657,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,319,815	5,319,815	-	-

Fixed-Income Funds	6,492,218	6,492,218	-	-

International Equity Funds	2,751,415	2,751,415	-	-

U.S. Treasury Obligations	636,695	-	636,695	-

Money Market Funds	418,936	418,936	-	-
Total Investments in Securities:	15,619,079	14,982,384	636,695	-
Derivative Instruments:

Assets
Futures Contracts	96,666	96,666	-	-
Swaps	168,285	-	168,285	-
Total Assets	264,951	96,666	168,285	-

Liabilities
Swaps	(39,681)	-	(39,681)	-
Total Liabilities	(39,681)	-	(39,681)	-
Total Derivative Instruments:	225,270	96,666	128,604	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	156,153	-
Total Commodity Risk	156,153	-
Credit Risk
Swaps (a)	6,720	(38,891)
Total Credit Risk	6,720	(38,891)
Equity Risk
Futures Contracts (b)	96,666	-
Total Equity Risk	96,666	-
Interest Rate Risk
Swaps (a)	5,412	(790)
Total Interest Rate Risk	5,412	(790)
Total Value of Derivatives	264,951	(39,681)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
BNP Paribas SA	-	(35,947)	-	-	(35,947)
Goldman Sachs International	165,592	(614)	-	-	164,978
Morgan Stanley Capital Services LLC	2,693	(3,120)	-	-	(427)
Total	$168,285	$(39,681)	$-	$-	$128,604

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,422,218)	$3,542,816
Fidelity Central Funds (cost $418,936)	418,936
Other affiliated issuers (cost $10,233,404)	11,657,327

Total Investment in Securities (cost $14,074,558)		$15,619,079
Cash		28,838
Receivable for fund shares sold		48,176
Distributions receivable from Fidelity Central Funds		1,776
Bi-lateral OTC swaps, at value		168,285
Receivable from investment adviser for expense reductions		497
Other receivables		12,427
Total assets		15,879,078
Liabilities
Payable for investments purchased	$48,009
Payable for fund shares redeemed	3
Bi-lateral OTC swaps, at value	39,681
Accrued management fee	7,464
Distribution and service plan fees payable	2,230
Payable for daily variation margin on futures contracts	24,175
Other payables and accrued expenses	12,193
Total liabilities		133,755
Net Assets		$15,745,323
Net Assets consist of:
Paid in capital		$13,780,515
Total accumulated earnings (loss)		1,964,808
Net Assets		$15,745,323

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,695,767 ÷ 145,695 shares)(a)		$11.64
Maximum offering price per share (100/94.25 of $11.64)		$12.35
Class M :
Net Asset Value and redemption price per share ($1,860,797 ÷ 159,915 shares)(a)		$11.64
Maximum offering price per share (100/96.50 of $11.64)		$12.06
Class C :
Net Asset Value and offering price per share ($1,358,725 ÷ 116,517 shares)(a)		$11.66
Fidelity Risk Parity Fund :
Net Asset Value, offering price and redemption price per share ($7,852,639 ÷ 680,006 shares)		$11.55
Class I :
Net Asset Value, offering price and redemption price per share ($1,573,352 ÷ 135,251 shares)		$11.63
Class Z :
Net Asset Value, offering price and redemption price per share ($1,404,043 ÷ 120,643 shares)		$11.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$59,126
Affiliated issuers		271,248
Interest		7,648
Income from Fidelity Central Funds		34,605
Total income		372,627
Expenses
Management fee	$67,091
Distribution and service plan fees	23,408
Independent trustees' fees and expenses	4,099
Total expenses before reductions	94,598
Expense reductions	(5,010)
Total expenses after reductions		89,588
Net Investment income (loss)		283,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,323
Fidelity Central Funds	36
Other affiliated issuers	60,913
Futures contracts	205,392
Swaps	636,224
Capital gain distributions from underlying funds:
Affiliated issuers	2,886
Total net realized gain (loss)		908,774
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	112,315
Affiliated issuers	1,023,668
Futures contracts	105,851
Swaps	80,580
Total change in net unrealized appreciation (depreciation)		1,322,414
Net gain (loss)		2,231,188
Net increase (decrease) in net assets resulting from operations		$2,514,227
Consolidated Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$283,039	$193,295
Net realized gain (loss)	908,774	254,442
Change in net unrealized appreciation (depreciation)	1,322,414	382,391
Net increase (decrease) in net assets resulting from operations	2,514,227	830,128
Distributions to shareholders	(608,566)	(366,124)

Share transactions - net increase (decrease)	5,489,205	296,319
Total increase (decrease) in net assets	7,394,866	760,323

Net Assets
Beginning of period	8,350,457	7,590,134
End of period	$15,745,323	$8,350,457

Consolidated Financial Highlights
Fidelity Advisor® Risk Parity Fund Class A

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.24	.25	.86
Net realized and unrealized gain (loss)	2.00	.79	(.22)	(.60)
Total from investment operations	2.26	1.03	.03	.26
Distributions from net investment income	(.55)	(.45)	(.32)	(.62)
Total distributions	(.55)	(.45)	(.32)	(.62)
Net asset value, end of period	$11.64	$9.93	$9.35	$9.64
Total Return D,E,F	23.31%	11.17%	.50%	2.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.89%	.89%	.95%	2.40% I
Expenses net of fee waivers, if any	.85%	.85%	.85%	.85% I
Expenses net of all reductions, if any	.84%	.83%	.84%	.84% I
Net investment income (loss)	2.46%	2.41%	2.74%	15.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,696	$1,134	$1,015	$1,009
Portfolio turnover rate J	51%	82%	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class M

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.21	.23	.84
Net realized and unrealized gain (loss)	2.00	.80	(.23)	(.60)
Total from investment operations	2.23	1.01	- D	.24
Distributions from net investment income	(.52)	(.43)	(.29)	(.60)
Total distributions	(.52)	(.43)	(.29)	(.60)
Net asset value, end of period	$11.64	$9.93	$9.35	$9.64
Total Return E,F,G	23.00%	11.01%	.15%	2.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.13%	1.14%	1.20%	2.65% J
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10% J
Expenses net of all reductions, if any	1.09%	1.08%	1.09%	1.09% J
Net investment income (loss)	2.21%	2.16%	2.49%	15.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,861	$1,128	$1,013	$1,008
Portfolio turnover rate K	51%	82%	84%	163% J

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class C

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.37	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.16	.18	.82
Net realized and unrealized gain (loss)	2.00	.79	(.22)	(.60)
Total from investment operations	2.18	.95	(.04)	.22
Distributions from net investment income	(.47)	(.37)	(.23)	(.58)
Total distributions	(.47)	(.37)	(.23)	(.58)
Net asset value, end of period	$11.66	$9.95	$9.37	$9.64
Total Return D,E,F	22.36%	10.34%	(.30)%	2.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.64%	1.64%	1.70%	3.15% I
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.60% I
Expenses net of all reductions, if any	1.59%	1.58%	1.59%	1.59% I
Net investment income (loss)	1.71%	1.66%	1.99%	14.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,359	$1,111	$1,002	$1,008
Portfolio turnover rate J	51%	82%	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Risk Parity Fund

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$9.29	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.26	.27	.27
Net realized and unrealized gain (loss)	1.98	.79	(.22)	(.04)
Total from investment operations	2.27	1.05	.05	.23
Distributions from net investment income	(.59)	(.47)	(.36)	(.63)
Total distributions	(.59)	(.47)	(.36)	(.63)
Net asset value, end of period	$11.55	$9.87	$9.29	$9.60
Total Return D,E	23.55%	11.54%	.70%	2.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.63%	.64%	.70%	1.26% H
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60% H
Expenses net of all reductions, if any	.59%	.58%	.59%	.58% H
Net investment income (loss)	2.71%	2.66%	2.98%	7.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,853	$2,593	$2,403	$2,036
Portfolio turnover rate I	51%	82%	84%	163% H

AFor the period September 1, 2022 (commencement of sale of shares) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class I

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.34	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.26	.27	.88
Net realized and unrealized gain (loss)	1.99	.79	(.21)	(.61)
Total from investment operations	2.28	1.05	.06	.27
Distributions from net investment income	(.57)	(.47)	(.36)	(.63)
Total distributions	(.57)	(.47)	(.36)	(.63)
Net asset value, end of period	$11.63	$9.92	$9.34	$9.64
Total Return D,E	23.55%	11.45%	.76%	3.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.64%	.70%	2.18% H
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60% H
Expenses net of all reductions, if any	.59%	.58%	.59%	.59% H
Net investment income (loss)	2.71%	2.66%	2.99%	15.81% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,573	$1,250	$1,139	$1,141
Portfolio turnover rate I	51%	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class Z

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.34	$9.65	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.27	.28	.97
Net realized and unrealized gain (loss)	2.00	.80	(.23)	(.69)
Total from investment operations	2.29	1.07	.05	.28
Distributions from net investment income	(.58)	(.48)	(.36)	(.63)
Total distributions	(.58)	(.48)	(.36)	(.63)
Net asset value, end of period	$11.64	$9.93	$9.34	$9.65
Total Return D,E	23.60%	11.63%	.70%	3.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59%	.59%	.65%	2.23% H
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55% H
Expenses net of all reductions, if any	.54%	.53%	.54%	.54% H
Net investment income (loss)	2.76%	2.71%	3.04%	17.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,404	$1,136	$1,018	$1,011
Portfolio turnover rate I	51%	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Risk Parity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Risk Parity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Risk Parity Fund	Fidelity Risk Parity Cayman Ltd.	620,320	3.9

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,522,688
Gross unrealized depreciation	(54,127)
Net unrealized appreciation (depreciation)	$1,468,561
Tax Cost	$14,150,518

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$562,963
Capital loss carryforward	$(66,716)
Net unrealized appreciation (depreciation) on securities and other investments	$1,468,562

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(66,716)
Long-term	-
Total capital loss carryforward	$(66,716)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$608,566	$366,124
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Risk Parity Fund
Commodity Risk
Swaps	450,055	117,502
Total Commodity Risk	450,055	117,502
Credit Risk
Swaps	194,420	(41,722)
Total Credit Risk	194,420	(41,722)
Equity Risk
Futures Contracts	205,392	105,851
Total Equity Risk	205,392	105,851
Interest Rate Risk
Swaps	(8,251)	4,800
Total Interest Rate Risk	(8,251)	4,800
Totals	841,616	186,431

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Risk Parity Fund	1,113,443

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Risk Parity Fund	6,688,727

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Risk Parity Fund	11,072,504	5,221,415
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.60%
Class M	.60%
Class C	.60%
Fidelity Risk Parity Fund	.60%
Class I	.60%
Class Z	.55%

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,427	3,060
Class M	.25%	.25%	7,940	6,060
Class C	.75%	.25%	12,041	11,981
			23,408	21,101

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	511
Class M	15
526

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Risk Parity Fund	11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.85%	491
Class M	1.10%	550
Class C	1.60%	438
Fidelity Risk Parity Fund	.60%	1,652
Class I	.60%	500
Class Z	.55%	449
		4,080
In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $930.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Risk Parity Fund
Distributions to shareholders
Class A	$70,822	$48,922
Class M	73,097	52,423
Class C	52,469	40,415
Fidelity Risk Parity Fund	272,032	114,985
Class I	73,510	57,105
Class Z	66,636	52,274
Total	$608,566	$366,124

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Risk Parity Fund
Class A
Shares sold	25,036	491	$264,062	$4,850
Reinvestment of distributions	6,597	5,093	70,822	48,921
Shares redeemed	(64)	(39)	(709)	(396)
Net increase (decrease)	31,569	5,545	$334,175	$53,375
Class M
Shares sold	39,535	17,293	$391,909	$176,928
Reinvestment of distributions	6,796	5,454	73,097	52,423
Shares redeemed	-	(17,502)	-	(173,321)
Net increase (decrease)	46,331	5,245	$465,006	$56,030
Class C
Shares sold	806	508	$8,000	$4,791
Reinvestment of distributions	4,927	4,198	52,469	40,415
Shares redeemed	(806)	(137)	(8,230)	(1,338)
Net increase (decrease)	4,927	4,569	$52,239	$43,868
Fidelity Risk Parity Fund
Shares sold	545,975	73,878	$5,807,669	$733,505
Reinvestment of distributions	13,916	3,225	151,802	30,792
Shares redeemed	(142,718)	(72,962)	(1,485,195)	(711,130)
Net increase (decrease)	417,173	4,141	$4,474,276	$53,167
Class I
Shares sold	11,567	-	$115,006	$ -
Reinvestment of distributions	6,869	5,951	73,510	57,105
Shares redeemed	(9,146)	(2,000)	(91,643)	(19,500)
Net increase (decrease)	9,290	3,951	$96,873	$37,605
Class Z
Shares sold	-	-	$4	$ -
Reinvestment of distributions	6,229	5,447	66,636	52,274
Shares redeemed	-	-	(4)	-
Net increase (decrease)	6,229	5,447	$66,636	$52,274
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Risk Parity Fund	44
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Risk Parity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Risk Parity Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the consolidated schedule of investments, as of January 31, 2026, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from July 7, 2022 (commencement of operations) through January 31, 2023, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from July 7, 2022 (commencement of operations) through January 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 14.85% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $162,996 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $187,671 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 0% and 5%; Class M designates 0% and 6%; Class C designates 0% and 7%; Fidelity Risk Parity Fund designates 0% and 5%; Class I designates 0% and 5%; and Class Z designates 0% and 5% of the dividends distributed in March 2025 and December 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 0.09% and 13.97%; Class M designates 0.09% and 14.99%; Class C designates 0.09% and 17.70%; Fidelity Risk Parity Fund designates 0.09% and 12.75%; Class I designates 0.09% and 13.28%; and Class Z designates 0.09% and 13.11% of the dividends distributed in March 2025 and December 2025, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.50% and 3.33%; Class M designates 0.51% and 3.58%; Class C designates 0.52% and 4.22%; Fidelity Risk Parity Fund designates 0.50% and 3.04%; Class I designates 0.50% and 3.17%; and Class Z designates 0.50% and 3.13% of the dividends distributed in March 2025 and December 2025, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Insert Fund Name
Class A	12/31/25	$0.0649	$0.0035
Class M	12/31/25	$0.0605	$0.0035
Class C	12/31/25	$0.0512	$0.0035
Fidelity Risk Parity Fund	12/31/25	$0.0711	$0.0035
Class I	12/31/25	$0.0683	$0.0035
Class Z	12/31/25	$0.0692	$0.0035

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Risk Parity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class of the fund; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's class-level unitary management fees rate as well as other fund or class expenses, as applicable, such as fund-paid 12b-1 fees. The Board noted that differences among the classes' net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes within the total peer group; and (ii) total expense comparisons of the retail class of the fund relative to the total peer group.
The information provided to the Board indicated that the management fee rate and total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended March 31, 2025.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.85%, 1.10%, 1.60%, 0.60%, 0.55% and 0.60% through May 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2026.

1.9906092.103
RPF-ANN-0426
Fidelity® Hedged Equity Fund

Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Hedged Equity Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 94.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	4,818	447,448
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	877	247,051
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	13,827	245,429
Capital Markets - 0.0%
XP Inc Class A	3,615	70,529
TOTAL BRAZIL		315,958
CANADA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	6,360	426,056
Financials - 0.2%
Capital Markets - 0.2%
Brookfield Asset Management Ltd Class A (United States)	10,952	544,425
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	2,420	274,839
TOTAL CANADA		1,245,320
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	3,464	126,886
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	2,731	103,123
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	11,591	233,675
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	3,478	661,933
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,806	218,959
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	226	110,613
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	3,281	182,817
UNITED STATES - 94.0%
Communication Services - 10.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc	144,454	3,786,139
Entertainment - 1.4%
Liberty Media Corp-Liberty Formula One Class A (a)	1,770	141,051
Netflix Inc (a)	54,607	4,559,139
ROBLOX Corp Class A (a)	1,626	106,926
Roku Inc Class A (a)	1,125	107,100
Spotify Technology SA (a)	621	310,717
Walt Disney Co/The	29,343	3,309,890
Warner Bros Discovery Inc (a)	30,392	836,996
Warner Music Group Corp Class A	2,584	77,468
		9,449,287
Interactive Media & Services - 8.0%
Alphabet Inc Class A	102,947	34,796,086
Meta Platforms Inc Class A	24,578	17,610,137
Pinterest Inc Class A (a)	7,948	175,889
Reddit Inc Class A (a)	565	101,853
		52,683,965
Media - 0.0%
EchoStar Corp Class A (a)	1,018	115,258
New York Times Co/The Class A	1,394	102,194
		217,452
TOTAL COMMUNICATION SERVICES		66,136,843
Consumer Discretionary - 9.4%
Automobile Components - 0.0%
BorgWarner Inc	3,649	173,000
Lear Corp	905	105,966
		278,966
Automobiles - 2.0%
Rivian Automotive Inc Class A (a)	6,657	98,191
Tesla Inc (a)	30,693	13,210,574
		13,308,765
Broadline Retail - 4.1%
Amazon.com Inc (a)	109,742	26,261,261
Distributors - 0.0%
LKQ Corp	3,782	124,238
Diversified Consumer Services - 0.1%
ADT Inc	16,383	131,064
H&R Block Inc	2,691	106,160
Service Corp International/US	2,273	182,817
		420,041
Hotels, Restaurants & Leisure - 1.5%
Aramark	8,467	325,895
Boyd Gaming Corp	3,132	264,779
Caesars Entertainment Inc (a)	5,267	109,027
Choice Hotels International Inc (b)	770	79,156
Churchill Downs Inc	1,773	174,392
Domino's Pizza Inc	1,786	732,849
DoorDash Inc Class A (a)	6,066	1,241,225
DraftKings Inc Class A (a)	6,106	167,976
Flutter Entertainment PLC (a)	1,950	322,043
Hilton Worldwide Holdings Inc	8,835	2,637,336
Hyatt Hotels Corp Class A (b)	1,706	266,767
Planet Fitness Inc Class A (a)	1,009	91,859
Starbucks Corp	23,841	2,192,180
Texas Roadhouse Inc	2,251	404,865
Vail Resorts Inc	405	53,893
Viking Holdings Ltd (a)	6,332	456,854
Wingstop Inc	357	94,759
Wyndham Hotels & Resorts Inc	2,095	152,495
		9,768,350
Household Durables - 0.2%
Mohawk Industries Inc (a)	1,044	123,589
SharkNinja Inc (a)	738	87,232
Somnigroup International Inc	4,552	399,893
Toll Brothers Inc	3,790	547,617
TopBuild Corp (a)	204	95,482
Whirlpool Corp	684	54,713
		1,308,526
Leisure Products - 0.0%
Brunswick Corp/DE	1,596	128,031
Mattel Inc (a)	7,158	149,531
		277,562
Specialty Retail - 1.5%
AutoNation Inc (a)	522	107,000
Bath & Body Works Inc	1,641	35,774
Burlington Stores Inc (a)	613	181,362
CarMax Inc (a)	3,436	153,039
Carvana Co Class A (a)	1,957	784,972
Chewy Inc Class A (a)	2,354	68,525
Dick's Sporting Goods Inc	1,256	253,712
Five Below Inc (a)	689	132,040
Floor & Decor Holdings Inc Class A (a)	1,217	80,273
Gap Inc/The	4,514	126,302
Home Depot Inc/The	15,527	5,816,259
Lithia Motors Inc Class A	420	135,845
Murphy USA Inc	400	169,004
Penske Automotive Group Inc (b)	488	76,514
Ross Stores Inc	10,933	2,062,510
		10,183,131
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (a)	1,328	111,446
VF Corp	7,285	142,713
		254,159
TOTAL CONSUMER DISCRETIONARY		62,184,999
Consumer Staples - 5.1%
Beverages - 0.0%
Constellation Brands Inc Class A	6,069	951,011
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores Inc	186	112,809
Costco Wholesale Corp	6,626	6,230,097
Walmart Inc	62,179	7,408,006
		13,750,912
Food Products - 0.6%
General Mills Inc	39,566	1,830,323
Ingredion Inc	1,114	131,563
Kraft Heinz Co/The	69,907	1,659,592
Pilgrim's Pride Corp	2,842	123,258
Post Holdings Inc (a)	360	36,832
		3,781,568
Household Products - 1.3%
Colgate-Palmolive Co	28,437	2,567,577
Procter & Gamble Co/The	37,870	5,747,530
		8,315,107
Tobacco - 1.1%
Altria Group Inc	45,248	2,804,923
Philip Morris International Inc	24,258	4,352,856
		7,157,779
TOTAL CONSUMER STAPLES		33,956,377
Energy - 2.8%
Energy Equipment & Services - 0.3%
SLB Ltd	42,401	2,051,360
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Corp	9,240	173,897
Antero Resources Corp (a)	6,012	218,656
Cheniere Energy Inc	3,253	688,075
CNX Resources Corp (a)(b)	3,021	117,215
Diamondback Energy Inc	9,562	1,567,690
DT Midstream Inc	2,634	331,937
Exxon Mobil Corp	59,633	8,432,107
HF Sinclair Corp	2,690	139,853
Marathon Petroleum Corp	8,564	1,508,891
Murphy Oil Corp	3,204	96,408
Occidental Petroleum Corp	41,647	1,890,358
Ovintiv Inc	11,988	521,118
Permian Resources Holdings Inc/DE Class A	26,064	420,412
Range Resources Corp	4,487	169,833
Viper Energy Inc Class A	5,207	220,464
		16,496,914
TOTAL ENERGY		18,548,274
Financials - 12.2%
Banks - 3.2%
Bank of America Corp	105,859	5,631,699
Comerica Inc	1,330	117,931
First Citizens BancShares Inc/NC Class A	86	177,983
JPMorgan Chase & Co	34,932	10,685,349
Wells Fargo & Co	47,961	4,339,991
		20,952,953
Capital Markets - 2.6%
Affiliated Managers Group Inc	755	236,383
Ameriprise Financial Inc	4,341	2,288,532
Blue Owl Capital Inc Class A	10,373	141,488
Carlyle Group Inc/The	4,820	283,320
Charles Schwab Corp/The	34,008	3,534,112
Coinbase Global Inc Class A (a)	3,142	611,873
Evercore Inc Class A	988	349,031
Hamilton Lane Inc Class A	863	121,890
Houlihan Lokey Inc Class A	2,491	419,285
Janus Henderson Group PLC	2,090	100,592
Jefferies Financial Group Inc	3,890	237,990
LPL Financial Holdings Inc	727	264,992
MarketAxess Holdings Inc	508	85,969
Morningstar Inc	1,174	237,254
Nasdaq Inc	23,560	2,282,728
Northern Trust Corp	9,696	1,448,873
Robinhood Markets Inc Class A (a)	11,469	1,140,936
SEI Investments Co	4,452	391,108
State Street Corp	14,348	1,877,579
Stifel Financial Corp	3,914	482,596
TPG Inc Class A	1,739	102,444
Tradeweb Markets Inc Class A	3,002	309,416
		16,948,391
Consumer Finance - 0.3%
Ally Financial Inc	5,981	252,877
Credit Acceptance Corp (a)	250	124,560
OneMain Holdings Inc	2,154	141,173
SLM Corp	3,506	95,188
SoFi Technologies Inc Class A (a)	8,510	194,113
Synchrony Financial	15,600	1,133,028
		1,940,939
Financial Services - 4.0%
Affirm Holdings Inc Class A (a)	666	40,159
Berkshire Hathaway Inc Class B (a)	23,252	11,173,284
Corebridge Financial Inc	6,429	198,206
Equitable Holdings Inc	8,989	417,090
Mastercard Inc Class A	12,159	6,551,148
MGIC Investment Corp	3,280	88,297
Rocket Cos Inc Class A	6,858	122,964
Toast Inc Class A (a)	5,718	177,887
Visa Inc Class A	23,651	7,611,601
Voya Financial Inc	2,301	176,395
		26,557,031
Insurance - 1.9%
AFLAC Inc	17,981	1,994,992
American Financial Group Inc/OH	1,408	183,420
Arch Capital Group Ltd (a)	17,975	1,726,319
Brown & Brown Inc	15,000	1,081,500
CNA Financial Corp (b)	2,223	106,393
Fidelity National Financial Inc	2,621	142,556
Hartford Insurance Group Inc/The	16,781	2,266,442
Kinsale Capital Group Inc	308	121,931
Loews Corp	16,165	1,706,539
Markel Group Inc (a)	300	612,192
Old Republic International Corp	7,946	311,245
Prudential Financial Inc	17,513	1,945,869
Reinsurance Group of America Inc	825	167,269
		12,366,667
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp (b)	30,350	345,990
Annaly Capital Management Inc	25,495	586,640
Rithm Capital Corp	21,464	234,816
Starwood Property Trust Inc	19,762	354,333
		1,521,779
TOTAL FINANCIALS		80,287,760
Health Care - 8.7%
Biotechnology - 1.9%
AbbVie Inc	23,118	5,155,546
Alnylam Pharmaceuticals Inc (a)	424	143,337
Amgen Inc	9,138	3,124,099
BioMarin Pharmaceutical Inc (a)	3,521	199,077
Exact Sciences Corp (a)	627	64,167
Exelixis Inc (a)	2,285	94,508
Gilead Sciences Inc	20,625	2,927,719
Halozyme Therapeutics Inc (a)	1,465	105,055
Insmed Inc (a)	583	91,455
Ionis Pharmaceuticals Inc (a)	1,162	96,063
Natera Inc (a)	898	207,564
Neurocrine Biosciences Inc (a)	549	74,697
Roivant Sciences Ltd (a)	8,094	174,992
United Therapeutics Corp (a)	508	238,501
		12,696,780
Health Care Equipment & Supplies - 1.5%
Baxter International Inc	27,136	544,620
Becton Dickinson & Co	8,922	1,815,449
Globus Medical Inc Class A (a)	3,065	277,934
Intuitive Surgical Inc (a)	5,185	2,614,381
Masimo Corp (a)	633	86,929
Medtronic PLC	33,196	3,417,860
Penumbra Inc (a)	858	307,310
Teleflex Inc	1,046	109,171
Zimmer Biomet Holdings Inc	10,525	916,412
		10,090,066
Health Care Providers & Services - 1.3%
Chemed Corp	316	134,976
CVS Health Corp	20,439	1,523,114
Encompass Health Corp	2,966	280,376
Ensign Group Inc/The	1,337	229,509
HCA Healthcare Inc	4,781	2,334,419
HealthEquity Inc (a)	967	82,843
Option Care Health Inc (a)	3,850	130,900
Tenet Healthcare Corp (a)	1,406	266,128
UnitedHealth Group Inc	12,843	3,685,042
		8,667,307
Health Care Technology - 0.1%
Doximity Inc Class A (a)	1,333	49,947
Veeva Systems Inc Class A (a)	1,591	324,437
		374,384
Life Sciences Tools & Services - 0.5%
Avantor Inc (a)	8,118	88,649
Bio-Rad Laboratories Inc Class A (a)	516	151,549
Bruker Corp	1,532	67,852
Danaher Corp	12,284	2,688,845
Illumina Inc (a)	1,405	203,458
Medpace Holdings Inc (a)	402	234,157
Repligen Corp (a)	652	97,389
		3,531,899
Pharmaceuticals - 3.4%
Corcept Therapeutics Inc (a)	1,372	54,702
Elanco Animal Health Inc (a)	4,839	116,523
Eli Lilly & Co	9,028	9,363,390
Jazz Pharmaceuticals PLC (a)	1,178	193,769
Johnson & Johnson	34,382	7,813,310
Merck & Co Inc	37,225	4,104,801
Royalty Pharma PLC Class A	9,818	409,214
		22,055,709
TOTAL HEALTH CARE		57,416,145
Industrials - 7.9%
Aerospace & Defense - 2.2%
ATI Inc (a)	1,013	121,864
Boeing Co (a)	10,866	2,539,602
BWX Technologies Inc	776	159,414
Carpenter Technology Corp	324	102,976
Curtiss-Wright Corp	702	460,996
GE Aerospace	15,296	4,692,660
HEICO Corp	1,643	543,685
Kratos Defense & Security Solutions Inc (a)	1,118	115,165
L3Harris Technologies Inc	6,383	2,188,412
Lockheed Martin Corp	4,334	2,748,709
Rocket Lab Corp	1,575	126,110
StandardAero Inc (a)	3,885	120,008
Woodward Inc	1,089	346,128
		14,265,729
Air Freight & Logistics - 0.3%
United Parcel Service Inc Class B	21,013	2,232,001
Building Products - 0.4%
Advanced Drainage Systems Inc	1,048	159,338
Armstrong World Industries Inc	1,289	236,841
Carlisle Cos Inc	960	327,254
Fortune Brands Innovations Inc	4,369	236,363
Masco Corp	16,615	1,098,085
Owens Corning	2,051	245,792
Simpson Manufacturing Co Inc	699	123,569
		2,427,242
Commercial Services & Supplies - 0.8%
Cintas Corp	12,976	2,483,477
Clean Harbors Inc (a)	730	189,734
MSA Safety Inc	729	129,142
Republic Services Inc	10,554	2,270,060
Tetra Tech Inc	2,921	110,005
		5,182,418
Construction & Engineering - 0.2%
AECOM	1,646	158,724
API Group Corp (a)	5,839	242,727
Dycom Industries Inc (a)	353	128,630
MasTec Inc (a)	1,533	368,656
Valmont Industries Inc	290	129,212
		1,027,949
Electrical Equipment - 0.5%
Acuity Inc	481	148,744
GE Vernova Inc	3,623	2,631,639
nVent Electric PLC	3,252	365,070
Regal Rexnord Corp	728	117,572
Vertiv Holdings Co Class A	1,836	341,826
		3,604,851
Ground Transportation - 0.6%
JB Hunt Transport Services Inc	4,197	850,816
Knight-Swift Transportation Holdings Inc	3,823	210,647
Lyft Inc Class A (a)	4,013	67,699
Ryder System Inc	579	110,751
Saia Inc (a)	348	116,535
U-Haul Holding Co Class N	2,371	121,656
Uber Technologies Inc (a)	30,563	2,446,569
XPO Inc (a)	1,013	150,035
		4,074,708
Industrial Conglomerates - 0.5%
Honeywell International Inc	15,698	3,571,609
Machinery - 1.7%
AGCO Corp (b)	1,495	169,548
Allison Transmission Holdings Inc	2,460	267,402
Caterpillar Inc	7,838	5,152,388
CNH Industrial NV Class A	41,036	441,547
Crane Co	556	101,548
Donaldson Co Inc	2,703	275,544
Dover Corp	9,152	1,844,036
Flowserve Corp	1,490	116,444
Graco Inc	7,322	639,430
IDEX Corp	5,540	1,099,967
ITT Inc	2,636	480,543
Lincoln Electric Holdings Inc	598	158,679
Middleby Corp/The (a)	424	62,400
Mueller Industries Inc	1,049	142,811
Oshkosh Corp	631	90,750
RBC Bearings Inc (a)	240	119,921
Toro Co/The	2,506	229,299
Watts Water Technologies Inc Class A	434	129,901
		11,522,158
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	7,046	358,148
American Airlines Group Inc (a)	33,197	441,520
		799,668
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp Class A	1,998	176,663
Broadridge Financial Solutions Inc	6,232	1,228,390
CACI International Inc (a)	232	143,975
Parsons Corp (a)	885	62,002
Paylocity Holding Corp (a)	1,239	167,240
SS&C Technologies Holdings Inc	6,329	518,282
TransUnion	3,132	247,491
UL Solutions Inc Class A	1,556	109,278
		2,653,321
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	532	138,538
Core & Main Inc Class A (a)	1,871	99,837
Ferguson Enterprises Inc	2,271	573,337
Watsco Inc	363	140,281
Wesco International Inc	481	139,216
		1,091,209
TOTAL INDUSTRIALS		52,452,863
Information Technology - 31.9%
Communications Equipment - 0.9%
Cisco Systems Inc	66,810	5,232,559
F5 Inc (a)	2,090	576,025
Lumentum Holdings Inc (a)	325	127,348
Ubiquiti Inc	249	137,304
		6,073,236
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	24,245	3,493,220
Arrow Electronics Inc (a)	1,184	156,868
Avnet Inc	1,578	98,451
Cognex Corp	3,179	123,154
Coherent Corp (a)	909	192,872
Flex Ltd (a)	5,762	363,236
Ralliant Corp (b)	2,412	127,764
TD SYNNEX Corp	2,084	330,668
Vontier Corp	3,263	122,363
		5,008,596
IT Services - 0.9%
Amdocs Ltd	3,078	252,211
Cloudflare Inc Class A (a)	1,975	350,266
GoDaddy Inc Class A (a)	5,986	601,713
IBM Corporation	13,579	4,164,679
Kyndryl Holdings Inc (a)	4,401	101,223
MongoDB Inc Class A (a)	314	116,598
Okta Inc Class A (a)	1,789	151,135
Snowflake Inc (a)	1,403	270,358
Twilio Inc Class A (a)	1,617	194,784
		6,202,967
Semiconductors & Semiconductor Equipment - 14.3%
Advanced Micro Devices Inc (a)	19,437	4,601,321
Amkor Technology Inc	5,804	280,507
Astera Labs Inc (a)	698	105,132
Broadcom Inc	51,613	17,099,387
Enphase Energy Inc (a)	3,849	142,336
Entegris Inc	2,924	345,237
GlobalFoundries Inc (a)	4,238	178,844
Intel Corp (a)	54,170	2,517,280
Lam Research Corp	23,479	5,481,407
Lattice Semiconductor Corp (a)	1,323	106,528
MACOM Technology Solutions Holdings Inc (a)	630	138,008
Marvell Technology Inc	3,811	300,764
Micron Technology Inc	13,177	5,466,874
MKS Inc	2,564	603,591
NVIDIA Corp	257,685	49,251,334
Onto Innovation Inc (a)	1,576	318,431
Qnity Electronics Inc	14,538	1,398,265
Qorvo Inc (a)	1,460	114,041
QUALCOMM Inc	17,585	2,665,710
Texas Instruments Inc (b)	14,328	3,088,400
		94,203,397
Software - 8.6%
Adobe Inc (a)	7,427	2,177,968
Appfolio Inc Class A (a)	464	88,104
AppLovin Corp Class A (a)	3,213	1,520,102
Atlassian Corp Class A (a)	1,050	124,089
Bentley Systems Inc Class B (b)	2,701	94,859
Crowdstrike Holdings Inc Class A (a)	3,814	1,683,519
Docusign Inc (a)	2,975	156,307
Dropbox Inc Class A (a)	5,363	136,649
Dynatrace Inc (a)	5,685	216,542
Guidewire Software Inc (a)	696	97,969
HubSpot Inc (a)	640	179,200
Intuit Inc	4,612	2,301,019
Manhattan Associates Inc (a)	1,093	165,054
Microsoft Corp	80,175	34,498,501
Nutanix Inc Class A (a)	2,523	99,230
Oracle Corp	20,557	3,383,271
Palantir Technologies Inc Class A (a)	26,351	3,862,793
Palo Alto Networks Inc (a)	11,053	1,956,049
Pegasystems Inc	1,962	85,720
Procore Technologies Inc (a)	1,479	83,549
Salesforce Inc	14,926	3,168,641
Samsara Inc Class A (a)	2,456	68,890
Strategy Inc Class A (a)	261	39,073
UiPath Inc Class A (a)(b)	6,632	83,497
Unity Software Inc (a)	2,759	80,287
Zoom Communications Inc Class A (a)	4,321	397,964
Zscaler Inc (a)	995	199,010
		56,947,856
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	156,735	40,669,598
Dell Technologies Inc Class C	5,721	654,711
Sandisk Corp/DE	1,658	955,423
		42,279,732
TOTAL INFORMATION TECHNOLOGY		210,715,784
Materials - 1.8%
Chemicals - 1.0%
Axalta Coating Systems Ltd (a)	3,908	131,231
Eastman Chemical Co	1,616	112,021
Linde PLC	8,942	4,086,226
PPG Industries Inc	15,330	1,772,608
RPM International Inc	3,785	404,844
Solstice Advanced Materials Inc	2,291	141,515
Westlake Corp	1,184	93,914
		6,742,359
Construction Materials - 0.3%
Vulcan Materials Co	7,322	2,200,554
Containers & Packaging - 0.2%
AptarGroup Inc	1,990	248,650
Avery Dennison Corp	4,729	877,277
Crown Holdings Inc	3,167	331,522
Graphic Packaging Holding CO	7,120	104,307
		1,561,756
Metals & Mining - 0.3%
Alcoa Corp	1,933	109,814
Commercial Metals Co	1,808	138,981
Hecla Mining Co	7,222	162,639
MP Materials Corp (a)	1,546	90,858
Reliance Inc	1,329	437,906
Royal Gold Inc	2,780	732,002
		1,672,200
TOTAL MATERIALS		12,176,869
Real Estate - 1.8%
Diversified REITs - 0.1%
WP Carey Inc	7,753	540,772
Health Care REITs - 0.0%
Omega Healthcare Investors Inc	6,492	284,869
Industrial REITs - 0.1%
EastGroup Properties Inc	1,637	297,345
First Industrial Realty Trust Inc	1,775	103,003
Lineage Inc	1,149	41,030
Rexford Industrial Realty Inc	4,032	163,417
STAG Industrial Inc Class A	4,627	173,559
		778,354
Office REITs - 0.0%
Vornado Realty Trust	1,995	63,600
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	730	261,274
Zillow Group Inc Class A (a)	1,083	67,406
		328,680
Residential REITs - 0.7%
American Homes 4 Rent Class A	11,038	345,710
AvalonBay Communities Inc	11,631	2,066,480
Equity LifeStyle Properties Inc	6,006	379,399
Mid-America Apartment Communities Inc	9,183	1,233,277
Sun Communities Inc	2,940	374,644
		4,399,510
Retail REITs - 0.7%
Agree Realty Corp	4,192	302,788
Brixmor Property Group Inc	6,029	161,517
Federal Realty Investment Trust	10,269	1,038,812
NNN REIT Inc	6,815	283,981
Realty Income Corp	41,660	2,547,926
		4,335,024
Specialized REITs - 0.2%
CubeSmart	5,319	199,622
Gaming and Leisure Properties Inc	10,359	463,565
Lamar Advertising Co Class A	3,102	398,018
		1,061,205
TOTAL REAL ESTATE		11,792,014
Utilities - 2.4%
Electric Utilities - 1.1%
Constellation Energy Corp	4,155	1,166,225
Exelon Corp	54,337	2,433,211
NextEra Energy Inc	34,179	3,004,335
OGE Energy Corp	6,724	293,704
TXNM Energy Inc	2,045	120,491
		7,017,966
Gas Utilities - 0.0%
National Fuel Gas Co	1,060	88,775
UGI Corp	2,946	118,164
		206,939
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	255	88,832
Multi-Utilities - 1.3%
Ameren Corp	21,189	2,188,401
CMS Energy Corp	28,758	2,055,909
DTE Energy Co	15,826	2,126,698
NiSource Inc	47,039	2,083,357
		8,454,365
Water Utilities - 0.0%
Essential Utilities Inc	3,180	123,352
TOTAL UTILITIES		15,891,454
TOTAL UNITED STATES		621,559,382
TOTAL COMMON STOCKS (Cost $482,211,031)		625,453,165

Domestic Equity Funds - 3.8%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $23,971,378)	36,527	25,387,361

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	4,243,354	4,244,203
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	4,267,512	4,267,939
TOTAL MONEY MARKET FUNDS (Cost $8,512,142)			8,512,142

Purchased Options - 1.3%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	314	217,885,542	6,650	4/2026	3,160,410
S&P 500 Index	Chicago Board Options Exchange	276	191,517,228	4,450	12/2026	1,319,280
S&P 500 Index	Chicago Board Options Exchange	260	180,414,780	6,400	2/2026	273,000
S&P 500 Index	Chicago Board Options Exchange	249	172,781,847	6,550	3/2026	1,358,295
S&P 500 Index	Chicago Board Options Exchange	313	217,191,639	4,200	11/2026	1,120,540
S&P 500 Index	Chicago Board Options Exchange	236	163,761,108	4,600	1/2027	1,371,160

						8,602,685
TOTAL PURCHASED OPTIONS (Cost $13,026,024)						8,602,685

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $527,720,575)	667,955,353
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(6,032,471)
NET ASSETS - 100.0%	661,922,882

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,792,215	270,431,214	270,978,960	127,667	(266)	-	4,244,203	4,243,354	0.0%
Fidelity Securities Lending Cash Central Fund	313,325	31,977,143	28,022,493	3,904	(36)	-	4,267,939	4,267,512	0.0%
Total	5,105,540	302,408,357	299,001,453	131,571	(302)	-	8,512,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	66,136,843	66,136,843	-	-
Consumer Discretionary	63,293,698	63,293,698	-	-
Consumer Staples	33,956,377	33,956,377	-	-
Energy	18,731,091	18,731,091	-	-
Financials	81,395,194	81,395,194	-	-
Health Care	57,416,145	57,416,145	-	-
Industrials	52,727,702	52,727,702	-	-
Information Technology	210,826,397	210,826,397	-	-
Materials	13,286,250	13,286,250	-	-
Real Estate	11,792,014	11,792,014	-	-
Utilities	15,891,454	15,891,454	-	-

Domestic Equity Funds	25,387,361	25,387,361	-	-

Money Market Funds	8,512,142	8,512,142	-	-

Purchased Options	8,602,685	8,602,685	-	-
Total Investments in Securities:	667,955,353	667,955,353	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	8,602,685	-
Total Equity Risk	8,602,685	-
Total Value of Derivatives	8,602,685	-

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $4,115,234) - See accompanying schedule:
Unaffiliated issuers (cost $519,208,433)	$659,443,211
Fidelity Central Funds (cost $8,512,142)	8,512,142

Total Investment in Securities (cost $527,720,575)		$667,955,353
Receivable for fund shares sold		1,105,804
Dividends receivable		330,487
Distributions receivable from Fidelity Central Funds		11,679
Receivable from investment adviser for expense reductions		21,004
Total assets		669,424,327
Liabilities
Payable for investments purchased	$2,641,133
Payable for fund shares redeemed	291,117
Accrued management fee	292,511
Distribution and service plan fees payable	8,709
Collateral on securities loaned	4,267,975
Total liabilities		7,501,445
Net Assets		$661,922,882
Net Assets consist of:
Paid in capital		$542,425,843
Total accumulated earnings (loss)		119,497,039
Net Assets		$661,922,882

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($13,238,578 ÷ 883,047 shares)(a)		$14.99
Maximum offering price per share (100/94.25 of $14.99)		$15.90
Class M :
Net Asset Value and redemption price per share ($2,124,060 ÷ 141,364 shares)(a)		$15.03
Maximum offering price per share (100/96.50 of $15.03)		$15.58
Class C :
Net Asset Value and offering price per share ($6,932,526 ÷ 466,882 shares)(a)		$14.85
Fidelity Hedged Equity Fund :
Net Asset Value, offering price and redemption price per share ($282,408,012 ÷ 18,750,188 shares)		$15.06
Class I :
Net Asset Value, offering price and redemption price per share ($313,292,797 ÷ 20,889,966 shares)		$15.00
Class Z :
Net Asset Value, offering price and redemption price per share ($43,926,909 ÷ 2,923,668 shares)		$15.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$5,290,631
Income from Fidelity Central Funds (including $3,904 from security lending)		131,571
Total income		5,422,202
Expenses
Management fee	$2,437,379
Distribution and service plan fees	59,556
Independent trustees' fees and expenses	158,389
Interest	10,126
Total expenses before reductions	2,665,450
Expense reductions	(162,497)
Total expenses after reductions		2,502,953
Net Investment income (loss)		2,919,249
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,024,206)
Fidelity Central Funds	(302)
Foreign currency transactions	(7)
Total net realized gain (loss)		(9,024,515)
Change in net unrealized appreciation (depreciation) on investment securities		64,560,964
Net gain (loss)		55,536,449
Net increase (decrease) in net assets resulting from operations		$58,455,698
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,919,249	$2,104,056
Net realized gain (loss)	(9,024,515)	(6,797,591)
Change in net unrealized appreciation (depreciation)	64,560,964	49,700,232
Net increase (decrease) in net assets resulting from operations	58,455,698	45,006,697
Distributions to shareholders	(3,009,692)	(2,098,818)

Share transactions - net increase (decrease)	262,129,329	77,453,591
Total increase (decrease) in net assets	317,575,335	120,361,470

Net Assets
Beginning of period	344,347,547	223,986,077
End of period	$661,922,882	$344,347,547

Financial Highlights
Fidelity Advisor® Hedged Equity Fund Class A

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.07	.08	.04
Net realized and unrealized gain (loss)	1.66	2.11	1.30	(.10)
Total from investment operations	1.72	2.18	1.38	(.06)
Distributions from net investment income	(.08)	(.07)	(.05)	(.03)
Total distributions	(.08)	(.07)	(.05)	(.03)
Net asset value, end of period	$14.99	$13.35	$11.24	$9.91
Total Return D,E,F	12.85%	19.39%	13.95%	(.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.84%	.84%	.89%	1.34% I
Expenses net of fee waivers, if any	.80%	.80%	.80%	.80% I
Expenses net of all reductions, if any	.80%	.80%	.80%	.79% I
Net investment income (loss)	.42%	.54%	.81%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,239	$2,393	$1,292	$1,317
Portfolio turnover rate J	107%	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class M

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.04	.06	.03
Net realized and unrealized gain (loss)	1.67	2.10	1.29	(.10)
Total from investment operations	1.69	2.14	1.35	(.07)
Distributions from net investment income	(.01)	(.02)	(.03)	(.02)
Total distributions	(.01)	(.02)	(.03)	(.02)
Net asset value, end of period	$15.03	$13.35	$11.23	$9.91
Total Return D,E,F	12.67%	19.07%	13.64%	(.71)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.09%	1.09%	1.14%	1.54% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.05%	1.05% I
Expenses net of all reductions, if any	1.05%	1.05%	1.05%	1.04% I
Net investment income (loss)	.17%	.29%	.56%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,124	$834	$645	$509
Portfolio turnover rate J	107%	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class C

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.25	$11.20	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.03)	.01	.01
Net realized and unrealized gain (loss)	1.65	2.10	1.29	(.11)
Total from investment operations	1.60	2.07	1.30	(.10)
Distributions from net investment income	-	(.02)	-	- D
Total distributions	-	(.02)	-	- D
Net asset value, end of period	$14.85	$13.25	$11.20	$9.90
Total Return E,F,G	12.08%	18.50%	13.13%	(.97)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.58%	1.59%	1.64%	2.04% J
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55% J
Expenses net of all reductions, if any	1.55%	1.54%	1.55%	1.54% J
Net investment income (loss)	(.33)%	(.21)%	.06%	.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,933	$1,931	$678	$526
Portfolio turnover rate K	107%	56%	38%	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than .005%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Hedged Equity Fund

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.10	.11	.05
Net realized and unrealized gain (loss)	1.67	2.11	1.30	(.10)
Total from investment operations	1.76	2.21	1.41	(.05)
Distributions from net investment income	(.06)	(.08)	(.09)	(.04)
Total distributions	(.06)	(.08)	(.09)	(.04)
Net asset value, end of period	$15.06	$13.36	$11.23	$9.91
Total Return D,E	13.21%	19.69%	14.22%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59%	.59%	.61%	1.12% H
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55% H
Expenses net of all reductions, if any	.55%	.55%	.55%	.54% H
Net investment income (loss)	.66%	.79%	1.06%	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$282,408	$211,131	$219,076	$46,678
Portfolio turnover rate I	107%	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class I

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.33	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.10	.11	.05
Net realized and unrealized gain (loss)	1.66	2.12	1.30	(.10)
Total from investment operations	1.75	2.22	1.41	(.05)
Distributions from net investment income	(.08)	(.12)	(.09)	(.04)
Total distributions	(.08)	(.12)	(.09)	(.04)
Net asset value, end of period	$15.00	$13.33	$11.23	$9.91
Total Return D,E	13.17%	19.77%	14.22%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59%	.60%	.63%	1.04% H
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55% H
Expenses net of all reductions, if any	.55%	.54%	.55%	.55% H
Net investment income (loss)	.66%	.79%	1.06%	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$313,293	$69,997	$984	$497
Portfolio turnover rate I	107%	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class Z

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.34	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.11	.12	.05
Net realized and unrealized gain (loss)	1.66	2.11	1.29	(.10)
Total from investment operations	1.76	2.22	1.41	(.05)
Distributions from net investment income	(.08)	(.12)	(.08)	(.04)
Total distributions	(.08)	(.12)	(.08)	(.04)
Net asset value, end of period	$15.02	$13.34	$11.24	$9.91
Total Return D,E	13.21%	19.79%	14.30%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54%	.53%	.59%	1.01% H
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50% H
Expenses net of all reductions, if any	.50%	.50%	.50%	.50% H
Net investment income (loss)	.71%	.84%	1.11%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$43,927	$58,062	$1,311	$720
Portfolio turnover rate I	107%	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Hedged Equity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Hedged Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$155,879,643
Gross unrealized depreciation	(16,239,325)
Net unrealized appreciation (depreciation)	$139,640,318
Tax Cost	$532,738,374

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(18,880,755)
Net unrealized appreciation (depreciation) on securities and other investments	$138,377,795

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(7,793,627)
Long-term	(11,087,128)
Total capital loss carryforward	$(18,880,755)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$3,009,692	$2,098,818
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Hedged Equity Fund	Purchased Options	809,582,800

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Fund	769,364,578	469,367,991
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.55%
Class M	.55%
Class C	.55%
Fidelity Hedged Equity Fund	.55%
Class I	.55%
Class Z	.50%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	14,950	3,930
Class M	.25%	.25%	6,798	3,480
Class C	.75%	.25%	37,808	29,263
			59,556	36,673

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	16,840
Class M	2,434
Class CA	250
19,524

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Hedged Equity Fund	1,191

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Hedged Equity Fund	Borrower	17,025,500	4.56%	4,315

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Hedged Equity Fund	152,076	31,113	2,414
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Hedged Equity Fund	381	-	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Hedged Equity Fund	43,310,000	4.83%	5,811
10. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.80%	2,226
Class M	1.05%	480
Class C	1.55%	1,337
Fidelity Hedged Equity Fund	.55%	86,482
Class I	.55%	58,615
Class Z	.50%	11,079
		160,219

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,278.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Hedged Equity Fund
Distributions to shareholders
Class A	$57,638	$10,574
Class M	1,186	1,288
Class C	-	2,676
Fidelity Hedged Equity Fund	1,186,134	1,503,041
Class I	1,542,312	87,037
Class Z	222,422	494,202
Total	$3,009,692	$2,098,818
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Hedged Equity Fund
Class A
Shares sold	775,697	92,260	$11,155,115	$1,183,010
Reinvestment of distributions	3,839	796	56,964	10,574
Shares redeemed	(75,822)	(28,729)	(1,080,371)	(347,342)
Net increase (decrease)	703,714	64,327	$10,131,708	$846,242
Class M
Shares sold	108,495	5,145	$1,546,706	$66,329
Reinvestment of distributions	79	97	1,176	1,288
Shares redeemed	(29,666)	(206)	(440,095)	(2,701)
Net increase (decrease)	78,908	5,036	$1,107,787	$64,916
Class C
Shares sold	357,047	90,564	$5,029,844	$1,161,130
Reinvestment of distributions	-	203	-	2,676
Shares redeemed	(35,880)	(5,608)	(500,985)	(72,315)
Net increase (decrease)	321,167	85,159	$4,528,859	$1,091,491
Fidelity Hedged Equity Fund
Shares sold	10,947,018	2,636,035	$147,634,095	$33,147,611
Reinvestment of distributions	77,603	109,935	1,157,055	1,455,813
Shares redeemed	(8,072,891)	(6,448,266)	(111,004,546)	(82,438,467)
Net increase (decrease)	2,951,730	(3,702,296)	$37,786,604	$(47,835,043)
Class I
Shares sold	23,991,167	5,333,559	$331,760,602	$70,665,074
Reinvestment of distributions	100,320	6,561	1,488,750	86,998
Shares redeemed	(8,453,043)	(176,214)	(110,217,731)	(2,293,762)
Net increase (decrease)	15,638,444	5,163,906	$223,031,621	$68,458,310
Class Z
Shares sold	2,747,207	6,067,949	$39,249,016	$79,008,322
Reinvestment of distributions	12,922	30,933	192,144	410,740
Shares redeemed	(4,188,978)	(1,862,935)	(53,898,410)	(24,591,387)
Net increase (decrease)	(1,428,849)	4,235,947	$(14,457,250)	$54,827,675
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP Funds Manager 60% Portfolio
Fidelity Hedged Equity Fund	15%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Hedged Equity Fund	31%
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Hedged Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Hedged Equity Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from September 1, 2022 (commencement of operations) through January 31, 2023, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 1, 2022 (commencement of operations) through January 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Class A, Class M, Retail Class, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Retail Class, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Hedged Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class of the fund; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's class-level unitary management fees rate as well as other fund or class expenses, as applicable, such as fund-paid 12b-1 fees. The Board noted that differences among the classes' net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes within the total peer group; and (ii) total expense comparisons of the retail class of the fund relative to the total peer group.
The information provided to the Board indicated that the management fee rate and total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended March 31, 2025.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.80%, 1.05%, 1.55%, 0.55%, 0.50% and 0.55% through May 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2026.

1.9905820.103
FHE-ANN-0426
Fidelity® SAI Convertible Arbitrage Fund

Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Convertible Arbitrage Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 27.5%
	Shares	Value ($)
UNITED STATES - 27.5%
Consumer Staples - 8.4%
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp	6,000	5,641,500
Tobacco - 7.9%
Philip Morris International Inc	445,000	79,850,800
TOTAL CONSUMER STAPLES		85,492,300
Financials - 12.9%
Banks - 3.7%
Citigroup Inc	325,000	37,605,750
Capital Markets - 0.8%
Morgan Stanley	41,700	7,622,760
Financial Services - 8.4%
Mastercard Inc Class A	157,600	84,913,304
TOTAL FINANCIALS		130,141,814
Health Care - 0.7%
Biotechnology - 0.7%
AbbVie Inc	32,000	7,136,320
Industrials - 0.1%
Aerospace & Defense - 0.1%
Voyager Technologies Inc Class A	28,700	876,211
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom Inc	75,000	24,847,500
NVIDIA Corp	80,000	15,290,400
		40,137,900
Software - 1.4%
Microsoft Corp	24,000	10,326,960
Oracle Corp	25,900	4,262,622
		14,589,582
TOTAL INFORMATION TECHNOLOGY		54,727,482
TOTAL UNITED STATES		278,374,127
TOTAL COMMON STOCKS (Cost $241,397,652)		278,374,127

Convertible Corporate Bonds - 35.0%
	Principal Amount (a)	Value ($)
CANADA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Denison Mines Corp 4.25% 9/15/2031 (b)	7,500,000	12,708,750
NETHERLANDS - 0.2%
Information Technology - 0.2%
Software - 0.2%
Nebius Group NV 2.75% 9/15/2032 (b)	2,800,000	2,721,600
UNITED STATES - 33.5%
Communication Services - 3.5%
Media - 3.5%
Cable One Inc 0% 3/15/2026 (c)	35,921,000	35,292,383
Consumer Discretionary - 8.1%
Automobile Components - 2.7%
LCI Industries 3% 3/1/2030 (b)	20,000,000	27,140,000
Hotels, Restaurants & Leisure - 3.7%
Airbnb Inc 0% 3/15/2026 (c)	21,500,000	21,360,250
Cheesecake Factory Inc/The 2% 3/15/2030 (b)	11,861,000	12,489,633
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (b)	4,225,000	3,361,490
		37,211,373
Leisure Products - 1.7%
Peloton Interactive Inc 0% 2/15/2026 (d)	17,700,000	17,655,710
TOTAL CONSUMER DISCRETIONARY		82,007,083
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Northern Oil & Gas Inc 3.625% 4/15/2029 (b)	2,500,000	2,529,124
Financials - 4.4%
Capital Markets - 1.8%
Coinbase Global Inc 0% 10/1/2032 (b)(c)	9,500,000	8,050,367
Coinbase Global Inc 0.5% 6/1/2026	10,000,000	9,880,990
Galaxy Digital Holdings LP 3% 12/15/2026 (b)	500,000	575,500
		18,506,857
Consumer Finance - 0.8%
Upstart Holdings Inc 0% 2/15/2032 (b)(c)	10,000,000	7,962,500
Financial Services - 1.8%
Euronet Worldwide Inc 0.625% 10/1/2030 (b)	20,520,000	18,378,225
TOTAL FINANCIALS		44,847,582
Health Care - 2.0%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	8,500,000	11,080,066
Cytokinetics Inc 1.75% 10/1/2031 (b)	3,920,000	4,946,550
		16,026,616
Health Care Technology - 0.4%
Evolent Health Inc 4.5% 8/15/2031 (b)	7,200,000	4,567,500
TOTAL HEALTH CARE		20,594,116
Industrials - 3.9%
Commercial Services & Supplies - 2.1%
Pitney Bowes Inc 1.5% 8/15/2030 (b)	17,500,000	17,298,750
Tetra Tech Inc 2.25% 8/15/2028	3,000,000	3,477,000
		20,775,750
Electrical Equipment - 1.8%
Enovix Corp 4.75% 9/15/2030 (b)	20,000,000	18,622,469
TOTAL INDUSTRIALS		39,398,219
Information Technology - 8.9%
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,900,000	7,579,650
IT Services - 2.5%
DigitalOcean Holdings Inc 0% 12/1/2026 (c)	15,000,000	14,505,000
DigitalOcean Holdings Inc 0% 8/15/2030 (b)(c)	6,600,000	10,441,200
		24,946,200
Semiconductors & Semiconductor Equipment - 3.2%
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	12,100,000	32,223,261
Software - 2.5%
BlackLine Inc 1% 6/1/2029	5,000,000	4,964,000
Box Inc 1.5% 9/15/2029	3,000,000	2,830,500
RingCentral Inc 0% 3/15/2026 (d)	6,000,000	5,964,000
Uber Technologies Inc 0% 5/15/2028 (b)(c)	6,500,000	6,467,500
Unity Software Inc 0% 11/15/2026 (c)	5,172,000	4,990,980
		25,216,980
TOTAL INFORMATION TECHNOLOGY		89,966,091
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
Compass Inc 0.25% 4/15/2031 (b)	11,998,000	12,912,883
Utilities - 1.2%
Electric Utilities - 0.3%
Southern Co/The 3.25% 6/15/2028 (b)	3,267,000	3,268,633
Independent Power and Renewable Electricity Producers - 0.9%
XPLR Infrastructure LP 2.5% 6/15/2026 (b)	8,750,000	8,586,375
TOTAL UTILITIES		11,855,008
TOTAL UNITED STATES		339,402,489
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $346,597,262)		354,832,839

Domestic Equity Funds - 3.7%
	Shares	Value ($)
Financial Select Sector SPDR ETF	438,300	23,422,752
iShares Core S&P 500 ETF	20,700	14,387,121
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,589,856)		37,809,873

U.S. Treasury Obligations - 28.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/5/2026 (f)	3.82	85,000,000	84,974,557
US Treasury Bills 0% 3/5/2026 (f)(g)	3.67	116,500,000	116,138,424
US Treasury Bills 0% 4/9/2026 (f)	3.54 to 3.57	85,000,000	84,441,337
TOTAL U.S. TREASURY OBLIGATIONS (Cost $285,532,008)			285,554,318

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $54,311,952)	3.70	54,301,092	54,311,952

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $961,428,730)	1,010,883,109
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,526,861
NET ASSETS - 100.0%	1,012,409,970

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	621	3/2026	129,449,391	178,441
CBOT 5Y US Treasury Notes Contracts (United States)	611	3/2026	66,536,945	343,066

TOTAL FUTURES CONTRACTS				521,507
The notional amount of short futures as a percentage of Net Assets is 19.4%.

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index ranging from 3.64% to 3.65% plus or minus a specified spread ranging from (0.5)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Bank of Montreal	10/2026	2,444,167,203	4,362,803	(896,369)	3,466,434

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
UNITED STATES -731.8%
Communication Services - (18.1)%
Entertainment - (13.0)%
Liberty Live Holdings Inc 2.375% 9/30/2053 (1)				152,500	22,449,694	81,825
Live Nation Entertainment Inc 3.125% 1/15/2029				100,000	14,730,757	(84,411)
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027				161,500	18,879,350	(448,970)
					56,059,801	(451,556)
Interactive Media & Services - (4.3)%
Snap Inc 0.5% 5/1/2030				100,000	8,624,521	(270,026)
Match Group Financeco 3 Inc 2% 1/15/2030 (1)				265,000	23,872,796	120,699
					32,497,317	(149,327)
Media - (0.8)%
Cable One Inc 0% 3/15/2026				30,000	2,947,500	(29,247)
TOTAL COMMUNICATION SERVICES					91,504,618	(630,130)
Utilities - 33.8%
Multi-Utilities - 7.2%
WEC Energy Group Inc 4.375% 6/1/2029				125,000	15,072,339	250,354
Electric Utilities - 1.9%
Southern Co/The 3.25% 6/15/2028 (1)				161,330	16,209,520	66,008
Gas Utilities - 24.7%
UGI Corp 5% 6/1/2028				90,000	13,679,750	856,100
TOTAL UTILITIES					44,961,609	1,172,462
Health Care - 16.5%
Biotechnology - 19.6%
Mirum Pharmaceuticals Inc 4% 5/1/2029				20,000	6,627,722	687,056
Exact Sciences Corp 2% 3/1/2030 (1)				135,000	18,874,200	41,835
Halozyme Therapeutics Inc 1% 8/15/2028				60,000	8,352,833	(48,094)
					33,854,755	680,797
Pharmaceuticals - (3.1)%
Zoetis Inc 0.25% 6/15/2029 (1)				400,000	40,912,222	14,844
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (1)				110,400	13,206,200	(132,425)
BofA Finance LLC 0.6% 5/25/2027				235,000	26,228,742	11,672
					80,347,164	(105,909)
TOTAL HEALTH CARE					114,201,919	574,888
Consumer Staples - 10.1%
Consumer Staples Distribution & Retail - (11.3)%
Chefs' Warehouse Inc/The 2.375% 12/15/2028				110,000	16,926,808	(393,189)
Food Products - 21.4%
Freshpet Inc 3% 4/1/2028				165,000	20,576,875	743,215
TOTAL CONSUMER STAPLES					37,503,683	350,026
Energy - (58.5)%
Oil, Gas & Consumable Fuels - (58.5)%
Peabody Energy Corp 3.25% 3/1/2028				25,000	4,916,580	(33,539)
Green Plains Inc 2.25% 3/15/2027				50,000	4,849,313	(1,820)
Centrus Energy Corp 0% 8/15/2032 (1)				165,000	23,817,750	(1,989,570)
					33,583,643	(2,024,929)
TOTAL ENERGY					33,583,643	(2,024,929)
Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower OP LLC 2.75% 5/15/2028 (1)				180,000	35,880,875	(95,900)
Ventas Realty LP 3.75% 6/1/2026				65,000	9,245,302	96,308
					45,126,177	408
TOTAL REAL ESTATE					45,126,177	408
Financials - (108.3)%
Capital Markets - (105.2)%
Galaxy Digital Holdings LP 3% 12/15/2026 (1)				250,000	28,872,917	(1,142,667)
Galaxy Digital Holdings LP 2.5% 12/1/2029 (1)				37,500	5,621,085	(418,073)
Coinbase Global Inc 0.25% 4/1/2030				100,000	9,747,180	(914,812)
Galaxy Digital Holdings LP 0.5% 5/1/2031 (1)				225,000	19,334,687	(1,167,050)
					63,575,869	(3,642,602)
Financial Services - (3.1)%
Global Payments Inc 1.5% 3/1/2031				190,000	16,925,042	(106,216)
TOTAL FINANCIALS					80,500,911	(3,748,818)
Materials - (362.5)%
Metals & Mining - (362.5)%
MP Materials Corp 3% 3/1/2030 (1)				315,000	90,076,875	(11,949,105)
Century Aluminum Co 2.75% 5/1/2028				37,500	9,134,818	(615,854)
					99,211,693	(12,564,959)
TOTAL MATERIALS					99,211,693	(12,564,959)
Industrials - (45.0)%
Commercial Services & Supplies - 6.5%
Tetra Tech Inc 2.25% 8/15/2028				153,000	17,892,394	224,222
Ground Transportation - (64.9)%
Uber Technologies Inc 0.875% 12/1/2028				240,000	30,780,320	(1,147,930)
Lyft Inc 0.625% 3/1/2029				200,000	22,580,431	(1,103,644)
					53,360,751	(2,251,574)
Construction & Engineering - 22.8%
Fluor Corp 1.125% 8/15/2029				185,000	22,918,147	791,934
Machinery - (9.4)%
JBT Marel Corp 0.25% 5/15/2026				241,000	24,621,397	(327,195)
TOTAL INDUSTRIALS					118,792,689	(1,562,613)
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - (16.0)%
Airbnb Inc 0% 3/15/2026				75,000	7,451,250	48,592
Marriott Vacations Worldwide Corp 3.25% 12/15/2027				125,000	12,059,288	59,831
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (1)				125,000	10,084,385	(294,630)
DraftKings Holdings Inc 0% 3/15/2028				217,500	19,695,264	(281,067)
DoorDash Inc 0% 5/15/2030 (1)				100,000	10,005,000	(88,300)
					59,295,187	(555,574)
Specialty Retail - 17.2%
GameStop Corp 0% 4/1/2030 (1)				235,000	25,357,664	1,249,014
Burlington Stores Inc 1.25% 12/15/2027				192,630	29,185,987	(650,546)
					54,543,651	598,468
Broadline Retail - 0.8%
Etsy Inc 0.125% 9/1/2027				55,000	5,115,000	27,500
Automobiles - (1.3)%
Ford Motor Co 0% 3/15/2026				215,000	22,747,000	(46,655)
TOTAL CONSUMER DISCRETIONARY					141,700,838	23,739
Information Technology - 1263.1%
Semiconductors & Semiconductor Equipment - (19.3)%
Penguin Solutions Inc 2% 8/15/2030				82,500	8,633,854	(109,817)
Microchip Technology Inc 0.75% 6/1/2030				90,000	9,261,561	141,973
ON Semiconductor Corp 0% 5/1/2027				300,000	37,862,668	(701,028)
					55,758,083	(668,872)
Electronic Equipment, Instruments & Components - 1.9%
Itron Inc 1.375% 7/15/2030				45,000	4,784,172	65,615
Software - (24.5)%
Box Inc 1.5% 9/15/2029				95,000	9,017,479	(94,091)
BlackLine Inc 1% 6/1/2029				100,000	9,944,944	(437,994)
CyberArk Software Ltd 0% 6/15/2030 (1)				115,000	12,103,750	(331,660)
Vertex Inc 0.75% 5/1/2029				47,200	4,426,396	(52,230)
Progress Software Corp 1% 4/15/2026				45,000	4,475,125	64,883
					39,967,694	(851,092)
Communications Equipment - 247.4%
Lumentum Holdings Inc 1.5% 12/15/2029				122,920	69,455,762	8,576,538
IT Services - (56.7)%
Snowflake Inc 0% 10/1/2029				475,000	66,832,500	(3,559,650)
Akamai Technologies Inc 0.375% 9/1/2027				250,000	26,561,955	596,377
Akamai Technologies Inc 1.125% 2/15/2029				432,500	45,592,825	1,036,914
Okta Inc 0.375% 6/15/2026				96,500	9,485,849	(39,559)
					148,473,129	(1,965,918)
Technology Hardware, Storage & Peripherals - 1114.3%
Western Digital Corp 3% 11/15/2028				314,070	208,835,253	19,677,774
Seagate HDD Cayman 3.5% 6/1/2028				177,270	88,177,299	18,946,007
					297,012,552	38,623,781
TOTAL INFORMATION TECHNOLOGY					615,451,392	43,780,052
TOTAL UNITED STATES					1,422,539,172	25,370,126
NETHERLANDS -(13.6)%
Information Technology - (13.6)%
Software - (13.6)%
Nebius Group NV 2.75% 9/15/2032 (1)				47,000	4,617,587	(472,387)
TOTAL INFORMATION TECHNOLOGY					4,617,587	(472,387)
TOTAL NETHERLANDS					4,617,587	(472,387)
INDIA -(15.8)%
Consumer Discretionary - (15.8)%
Hotels, Restaurants & Leisure - (15.8)%
MakeMyTrip Ltd 0% 2/15/2028				20,000	3,356,000	(548,920)
TOTAL CONSUMER DISCRETIONARY					3,356,000	(548,920)
TOTAL INDIA					3,356,000	(548,920)
DENMARK -14.6%
Health Care - 14.6%
Biotechnology - 14.6%
Ascendis Pharma A/S 2.25% 4/1/2028				95,820	14,225,078	507,440
TOTAL HEALTH CARE					14,225,078	507,440
TOTAL DENMARK					14,225,078	507,440
TOTAL CONVERTIBLE CORPORATE BONDS					1,444,737,837	24,856,259
TOTAL LONG					1,444,737,837	24,856,259

SHORT
Common Stocks
UNITED STATES -(617.2)%
Communication Services - 22.6%
Entertainment - 15.0%
Live Nation Entertainment Inc (2)				(205,400)	(29,875,430)	57,512
Liberty Media Corp-Liberty Formula One Class C (2)				(132,559)	(11,535,284)	461,305
					(41,410,714)	518,817
Interactive Media & Services - 7.6%
Match Group Inc				(88,800)	(2,766,120)	39,960
Snap Inc Class A (2)				(266,000)	(1,843,380)	220,780
					(4,609,500)	260,740
TOTAL COMMUNICATION SERVICES					(46,020,214)	779,557
Utilities - (27.9)%
Multi-Utilities - (6.4)%
WEC Energy Group Inc				(88,000)	(9,738,960)	(220,880)
Electric Utilities - (0.6)%
Southern Co/The				(39,400)	(3,518,814)	(20,882)
Gas Utilities - (20.9)%
UGI Corp				(275,000)	(11,030,250)	(723,250)
TOTAL UTILITIES					(24,288,024)	(965,012)
Health Care - (8.7)%
Biotechnology - (17.6)%
Exact Sciences Corp (2)				(90,000)	(9,210,600)	0
Mirum Pharmaceuticals Inc (2)				(56,800)	(5,862,896)	(619,120)
Halozyme Therapeutics Inc (2)				(83,000)	(5,951,930)	9,130
					(21,025,426)	(609,990)
Pharmaceuticals - 8.9%
Merck & Co Inc				(120,000)	(13,232,400)	84,000
Zoetis Inc Class A				(148,400)	(18,523,288)	68,264
Ligand Pharmaceuticals Inc (2)				(39,600)	(7,607,160)	157,608
					(39,362,848)	309,872
TOTAL HEALTH CARE					(60,388,274)	(300,118)
Energy - 55.1%
Oil, Gas & Consumable Fuels - 55.1%
Peabody Energy Corp				(117,000)	(4,125,420)	93,600
Green Plains Inc (2)				(55,000)	(630,300)	8,250
Centrus Energy Corp Class A (2)				(65,000)	(18,088,200)	1,808,300
					(22,843,920)	1,910,150
TOTAL ENERGY					(22,843,920)	1,910,150
Consumer Staples - (13.8)%
Consumer Staples Distribution & Retail - 9.6%
Chefs' Warehouse Inc/The (2)				(202,400)	(12,730,960)	333,960
Food Products - (23.4)%
Freshpet Inc (2)				(125,700)	(8,761,290)	(809,508)
TOTAL CONSUMER STAPLES					(21,492,250)	(475,548)
Real Estate - (3.5)%
Health Care REITs - (3.5)%
Ventas Inc				(116,000)	(9,009,720)	(87,000)
Welltower Inc				(184,400)	(34,733,584)	(33,192)
					(43,743,304)	(120,192)
TOTAL REAL ESTATE					(43,743,304)	(120,192)
Financials - 101.2%
Capital Markets - 96.8%
Coinbase Global Inc Class A (2)				(21,600)	(4,206,384)	892,593
Galaxy Digital Inc Class A				(640,504)	(18,100,643)	2,463,808
					(22,307,027)	3,356,401
Financial Services - 4.4%
Global Payments Inc				(47,000)	(3,371,780)	152,750
TOTAL FINANCIALS					(25,678,807)	3,509,151
Materials - 332.2%
Metals & Mining - 332.2%
Century Aluminum Co (2)				(197,000)	(8,930,010)	622,520
MP Materials Corp (2)				(1,373,600)	(80,726,472)	10,892,648
					(89,656,482)	11,515,168
TOTAL MATERIALS					(89,656,482)	11,515,168
Industrials - 49.8%
Commercial Services & Supplies - 2.8%
Pitney Bowes Inc				(785,700)	(8,194,851)	243,567
Tetra Tech Inc				(299,300)	(11,271,638)	(146,657)
					(19,466,489)	96,910
Construction & Engineering - (22.3)%
Fluor Corp (2)				(281,571)	(13,005,764)	(774,320)
Ground Transportation - 66.9%
Uber Technologies Inc (2)				(228,600)	(18,299,430)	989,838
Lyft Inc Class A (2)				(660,000)	(11,134,200)	1,326,600
					(29,433,630)	2,316,438
Machinery - 2.4%
JBT Marel Corp				(57,200)	(8,998,132)	82,444
TOTAL INDUSTRIALS					(70,904,015)	1,721,472
Consumer Discretionary - 26.0%
Hotels, Restaurants & Leisure - 48.9%
Cheesecake Factory Inc/The				(50,700)	(2,938,572)	141,453
Cracker Barrel Old Country Store Inc				(146,600)	(4,415,592)	964,628
DoorDash Inc Class A (2)				(24,000)	(4,910,880)	131,760
DraftKings Inc Class A (2)				(57,500)	(1,581,825)	457,125
					(13,846,869)	1,694,966
Broadline Retail - 0.9%
Etsy Inc (2)				(3,000)	(158,880)	32,010
Specialty Retail - (22.1)%
GameStop Corp Class A (2)				(546,700)	(13,055,196)	(1,377,684)
Burlington Stores Inc (2)				(82,000)	(24,260,520)	611,054
					(37,315,716)	(766,630)
Automobiles - (1.7)%
Ford Motor Co				(1,134,000)	(15,739,920)	(58,554)
TOTAL CONSUMER DISCRETIONARY					(67,061,385)	901,792
Information Technology - (1150.2)%
Semiconductors & Semiconductor Equipment - 29.6%
Microchip Technology Inc				(27,300)	(2,072,616)	29,999
ON Semiconductor Corp (2)				(407,500)	(24,405,175)	841,335
Penguin Solutions Inc (2)				(212,100)	(4,074,441)	169,680
MACOM Technology Solutions Holdings Inc (2)				(130,744)	(28,640,781)	(16,997)
					(59,193,013)	1,024,017
Electronic Equipment, Instruments & Components - 1.3%
Itron Inc (2)				(24,200)	(2,397,736)	44,286
Software - 30.5%
BlackLine Inc (2)				(84,700)	(3,936,009)	504,812
Vertex Inc Class A (2)				(70,000)	(1,298,500)	32,200
Box Inc Class A (2)				(124,600)	(3,158,610)	152,012
Progress Software Corp (2)				(4,000)	(163,680)	0
CyberArk Software Ltd (2)				(16,100)	(6,936,363)	367,402
					(15,493,162)	1,056,426
Communications Equipment - (242.4)%
Lumentum Holdings Inc (2)				(175,000)	(68,572,000)	(8,401,631)
Technology Hardware, Storage & Peripherals - (1068.3)%
Western Digital Corp				(805,800)	(201,635,334)	(19,032,594)
Seagate Technology Holdings PLC				(206,000)	(83,984,140)	(17,998,220)
					(285,619,474)	(37,030,814)
IT Services - 99.1%
Akamai Technologies Inc (2)				(311,400)	(30,252,510)	(424,197)
Okta Inc Class A (2)				(3,000)	(253,440)	22,380
Snowflake Inc (2)				(255,100)	(49,157,770)	3,836,704
					(79,663,720)	3,434,887
TOTAL INFORMATION TECHNOLOGY					(510,939,105)	(39,872,829)
TOTAL UNITED STATES					(983,015,780)	(21,396,409)
NETHERLANDS -22.9%
Information Technology - 22.9%
Software - 22.9%
Nebius Group NV Class A (2)				(42,400)	(3,612,056)	792,668
TOTAL INFORMATION TECHNOLOGY					(3,612,056)	792,668
TOTAL NETHERLANDS					(3,612,056)	792,668
INDIA -16.9%
Consumer Discretionary - 16.9%
Hotels, Restaurants & Leisure - 16.9%
MakeMyTrip Ltd (2)				(49,000)	(3,056,620)	585,060
TOTAL CONSUMER DISCRETIONARY					(3,056,620)	585,060
TOTAL INDIA					(3,056,620)	585,060
DENMARK -(13.7)%
Health Care - (13.7)%
Biotechnology - (13.7)%
Ascendis Pharma A/S ADR (2)				(43,100)	(9,744,910)	(474,775)
TOTAL HEALTH CARE					(9,744,910)	(474,775)
TOTAL DENMARK					(9,744,910)	(474,775)
TOTAL COMMON STOCKS					(999,429,366)	(20,493,456)
TOTAL SHORT					(999,429,366)	(20,493,456)

TOTAL SWAP COMPONENTS					445,308,471	4,362,803

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.63% plus or minus a specified spread ranging from (0.5)% to 0.82% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	3/2026 - 4/2031	1,656,646,172	4,327,617	756,013	5,083,630

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
CANADA -23.2%
Materials - 23.2%
Metals & Mining - 23.2%
B2Gold Corp 2.75% 2/1/2030 (1)				16,000,000	27,514,054	1,178,022
TOTAL MATERIALS					27,514,054	1,178,022
TOTAL CANADA					27,514,054	1,178,022
UNITED STATES -39.2%
Communication Services - (2.9)%
Entertainment - (2.9)%
Sphere Entertainment Co 3.5% 12/1/2028				8,000,000	22,095,444	(147,602)
TOTAL COMMUNICATION SERVICES					22,095,444	(147,602)
Utilities - 13.3%
Electric Utilities - 13.3%
NextEra Energy Capital Holdings Inc 3% 3/1/2027				10,000,000	13,410,833	678,600
TOTAL UTILITIES					13,410,833	678,600
Health Care - 12.5%
Health Care Equipment & Supplies - (15.6)%
TransMedics Group Inc 1.5% 6/1/2028				7,500,000	11,991,272	(688,821)
Merit Medical Systems Inc 3% 2/1/2029 (1)				12,732,000	14,712,887	(107,631)
					26,704,159	(796,452)
Biotechnology - 39.7%
Alnylam Pharmaceuticals Inc 1% 9/15/2027				15,818,000	20,679,546	(1,066,114)
Mirum Pharmaceuticals Inc 4% 5/1/2029				9,800,000	32,475,839	3,084,949
					53,155,385	2,018,835
Life Sciences Tools & Services - (7.7)%
Repligen Corp 1% 12/15/2028				11,500,000	12,197,663	(390,873)
Pharmaceuticals - (3.9)%
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (1)				11,140,000	13,325,163	(197,337)
TOTAL HEALTH CARE					105,382,370	634,173
Energy - (0.2)%
Oil, Gas & Consumable Fuels - (0.2)%
World Kinect Corp 3.25% 7/1/2028				25,000,000	28,362,465	(574,508)
Northern Oil & Gas Inc 3.625% 4/15/2029 (1)				15,000,000	15,336,363	564,408
					43,698,828	(10,100)
TOTAL ENERGY					43,698,828	(10,100)
Consumer Staples - 5.7%
Food Products - 5.7%
Freshpet Inc 3% 4/1/2028				6,000,000	7,482,500	290,624
TOTAL CONSUMER STAPLES					7,482,500	290,624
Real Estate - (7.4)%
Real Estate Management & Development - (7.4)%
Compass Inc 0.25% 4/15/2031 (1)				18,832,000	20,271,005	(374,369)
TOTAL REAL ESTATE					20,271,005	(374,369)
Financials - (45.2)%
Capital Markets - (44.8)%
Galaxy Digital Holdings LP 3% 12/15/2026 (1)				20,000,000	23,098,333	(1,367,781)
Galaxy Digital Holdings LP 2.5% 12/1/2029 (1)				10,250,000	15,364,300	(911,947)
					38,462,633	(2,279,728)
Consumer Finance - (0.4)%
EZCORP Inc 3.75% 12/15/2029 (1)				22,994,000	46,606,443	(19,032)
TOTAL FINANCIALS					85,069,076	(2,298,760)
Industrials - 4.0%
Construction & Engineering - (3.2)%
Granite Construction Inc 3.25% 6/15/2030				44,930,000	74,954,160	8,044
Granite Construction Inc 3.75% 5/15/2028				17,140,000	45,575,617	(170,407)
					120,529,777	(162,363)
Ground Transportation - (2.2)%
Uber Technologies Inc 0.875% 12/1/2028				2,500,000	3,206,283	(113,325)
Machinery - 9.4%
Greenbrier Cos Inc/The 2.875% 4/15/2028				23,250,000	26,431,649	477,752
TOTAL INDUSTRIALS					150,167,709	202,064
Consumer Discretionary - 21.4%
Diversified Consumer Services - 21.4%
Stride Inc 1.125% 9/1/2027				5,000,000	8,408,594	1,085,504
TOTAL CONSUMER DISCRETIONARY					8,408,594	1,085,504
Information Technology - 38.0%
Semiconductors & Semiconductor Equipment - 14.8%
MKS Inc 1.25% 6/1/2030				10,000,000	16,840,609	753,153
Electronic Equipment, Instruments & Components - (52.9)%
Advanced Energy Industries Inc 2.5% 9/15/2028				21,524,000	42,036,671	(207,487)
OSI Systems Inc 2.25% 8/1/2029				13,400,000	19,698,838	(2,482,211)
					61,735,509	(2,689,698)
Software - 26.0%
Box Inc 1.5% 9/15/2029				4,500,000	4,271,437	(13,842)
BlackLine Inc 1% 6/1/2029				3,750,000	3,729,354	(175,369)
InterDigital Inc 3.5% 6/1/2027				13,472,000	56,999,096	2,786,730
Tyler Technologies Inc 0.25% 3/15/2026				11,617,000	11,558,350	(71,418)
Uber Technologies Inc 0% 5/15/2028 (1)				10,000,000	9,950,000	(279,052)
Nutanix Inc 0.25% 10/1/2027				13,250,000	13,645,384	(923,394)
					100,153,621	1,323,655
Technology Hardware, Storage & Peripherals - 41.9%
Western Digital Corp 3% 11/15/2028				2,900,000	19,283,033	2,129,347
IT Services - 8.2%
Akamai Technologies Inc 0.375% 9/1/2027				12,500,000	13,280,977	415,338
TOTAL INFORMATION TECHNOLOGY					211,293,749	1,931,795
TOTAL UNITED STATES					667,280,108	1,991,929
ISRAEL -(9.6)%
Information Technology - (9.6)%
Software - (9.6)%
Check Point Software Technologies Ltd 0% 12/15/2030 (1)				34,000,000	33,659,505	(487,371)
TOTAL INFORMATION TECHNOLOGY					33,659,505	(487,371)
TOTAL ISRAEL					33,659,505	(487,371)
TOTAL CONVERTIBLE CORPORATE BONDS					728,453,667	2,682,580
TOTAL LONG					728,453,667	2,682,580

SHORT
Domestic Equity Funds
iShares Core S&P 500 ETF				(20,700)	(14,387,121)	6,003
Financial Select Sector SPDR ETF				(438,300)	(23,422,752)	407,619
TOTAL DOMESTIC EQUITY FUNDS					(37,809,873)	413,622
Common Stocks
CANADA -(39.6)%
Energy - (16.7)%
Oil, Gas & Consumable Fuels - (16.7)%
Denison Mines Corp (2)				(2,314,800)	(9,166,608)	(850,624)
TOTAL ENERGY					(9,166,608)	(850,624)
Materials - (22.9)%
Metals & Mining - (22.9)%
B2Gold Corp				(4,315,200)	(21,144,480)	(1,165,104)
TOTAL MATERIALS					(21,144,480)	(1,165,104)
TOTAL CANADA					(30,311,088)	(2,015,728)
UNITED STATES -51.5%
Communication Services - 3.8%
Entertainment - 3.8%
Sphere Entertainment Co Class A (2)				(210,000)	(20,057,100)	195,300
TOTAL COMMUNICATION SERVICES					(20,057,100)	195,300
Utilities - (13.2)%
Electric Utilities - (13.2)%
NextEra Energy Inc				(117,400)	(10,319,460)	(670,354)
TOTAL UTILITIES					(10,319,460)	(670,354)
Health Care - (9.5)%
Biotechnology - (36.3)%
AbbVie Inc				(32,000)	(7,136,320)	(200,320)
Mirum Pharmaceuticals Inc (2)				(284,700)	(29,386,734)	(3,103,230)
Cytokinetics Inc (2)				(43,000)	(2,717,170)	10,535
Alnylam Pharmaceuticals Inc (2)				(68,000)	(22,988,080)	1,441,600
					(62,228,304)	(1,851,415)
Health Care Technology - 5.5%
Evolent Health Inc Class A (2)				(383,100)	(1,229,751)	279,663
Health Care Equipment & Supplies - 11.0%
Merit Medical Systems Inc (2)				(94,900)	(7,695,441)	(59,003)
TransMedics Group Inc (2)				(64,000)	(8,574,400)	621,760
					(16,269,841)	562,757
Life Sciences Tools & Services - 6.8%
Repligen Corp (2)				(28,000)	(4,182,360)	344,960
Pharmaceuticals - 3.5%
Ligand Pharmaceuticals Inc (2)				(44,700)	(8,586,870)	177,906
TOTAL HEALTH CARE					(92,497,126)	(486,129)
Consumer Staples - (65.6)%
Tobacco - (60.2)%
Philip Morris International Inc				(445,000)	(79,850,800)	(3,061,600)
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp				(6,000)	(5,641,500)	99,000
Food Products - (7.3)%
Freshpet Inc (2)				(58,000)	(4,042,600)	(373,520)
TOTAL CONSUMER STAPLES					(89,534,900)	(3,336,120)
Energy - (0.7)%
Oil, Gas & Consumable Fuels - (0.7)%
Northern Oil & Gas Inc				(253,900)	(6,347,500)	(619,516)
World Kinect Corp				(510,000)	(13,724,100)	586,500
					(20,071,600)	(33,016)
TOTAL ENERGY					(20,071,600)	(33,016)
Real Estate - 6.8%
Real Estate Management & Development - 6.8%
Compass Inc Class A (2)				(1,373,800)	(17,199,976)	347,896
TOTAL REAL ESTATE					(17,199,976)	347,896
Financials - 128.5%
Capital Markets - 83.3%
Morgan Stanley				(41,700)	(7,622,760)	351,531
Coinbase Global Inc Class A (2)				(18,100)	(3,524,794)	806,174
Galaxy Digital Inc Class A				(824,100)	(23,289,066)	3,073,893
					(34,436,620)	4,231,598
Financial Services - 15.2%
Mastercard Inc Class A				(157,600)	(84,913,304)	608,336
Euronet Worldwide Inc (2)				(87,900)	(6,369,234)	163,476
					(91,282,538)	771,812
Banks - 11.2%
Citigroup Inc				(325,000)	(37,605,750)	568,750
Consumer Finance - 18.8%
Upstart Holdings Inc (2)				(91,000)	(3,571,750)	788,060
EZCORP Inc Class A (2)				(1,862,300)	(39,946,335)	167,607
					(43,518,085)	955,667
TOTAL FINANCIALS					(206,842,993)	6,527,827
Industrials - 34.7%
Electrical Equipment - 31.7%
Enovix Corp Class B (2)				(1,341,200)	(8,878,744)	1,609,440
Construction & Engineering - 4.0%
Granite Construction Inc				(846,800)	(102,242,632)	203,232
Ground Transportation - 3.5%
Uber Technologies Inc (2)				(40,800)	(3,266,040)	176,664
Machinery - (4.5)%
Greenbrier Cos Inc/The				(186,300)	(9,393,246)	(231,012)
TOTAL INDUSTRIALS					(123,780,662)	1,758,324
Consumer Discretionary - (18.1)%
Automobile Components - 2.8%
LCI Industries				(137,200)	(20,125,868)	144,060
Hotels, Restaurants & Leisure - 3.5%
Cheesecake Factory Inc/The				(62,900)	(3,645,684)	175,491
Diversified Consumer Services - (24.4)%
Stride Inc (2)				(83,900)	(7,097,940)	(1,242,559)
TOTAL CONSUMER DISCRETIONARY					(30,869,492)	(923,008)
Information Technology - (15.2)%
Semiconductors & Semiconductor Equipment - (2.3)%
MKS Inc				(53,800)	(12,665,058)	(670,348)
NVIDIA Corp				(80,000)	(15,290,400)	(326,400)
Broadcom Inc				(75,000)	(24,847,500)	879,000
					(52,802,958)	(117,748)
Electronic Equipment, Instruments & Components - 53.9%
Advanced Energy Industries Inc				(171,000)	(43,666,560)	389,216
OSI Systems Inc (2)				(57,800)	(14,458,092)	2,350,148
					(58,124,652)	2,739,364
Software - 9.3%
InterDigital Inc				(174,300)	(56,898,492)	(2,790,543)
Microsoft Corp				(24,000)	(10,326,960)	632,880
Oracle Corp				(25,900)	(4,262,622)	654,493
BlackLine Inc (2)				(66,000)	(3,067,020)	393,360
Nutanix Inc Class A (2)				(110,200)	(4,334,166)	1,029,268
Box Inc Class A (2)				(104,100)	(2,638,935)	127,002
Aurora Innovation Inc Class A (2)				(1,164,700)	(4,891,740)	430,939
					(86,419,935)	477,399
Technology Hardware, Storage & Peripherals - (64.0)%
Western Digital Corp				(93,900)	(23,496,597)	(2,641,407)
Seagate Technology Holdings PLC				(7,000)	(2,853,830)	(611,590)
					(26,350,427)	(3,252,997)
IT Services - (12.1)%
Akamai Technologies Inc (2)				(48,400)	(4,702,060)	(316,642)
DigitalOcean Holdings Inc (2)				(142,600)	(7,878,650)	(297,762)
					(12,580,710)	(614,404)
TOTAL INFORMATION TECHNOLOGY					(236,278,682)	(768,386)
TOTAL UNITED STATES					(847,451,991)	2,612,334
ISRAEL -12.5%
Information Technology - 12.5%
Software - 12.5%
Check Point Software Technologies Ltd (2)				(70,300)	(12,619,553)	634,809
TOTAL INFORMATION TECHNOLOGY					(12,619,553)	634,809
TOTAL ISRAEL					(12,619,553)	634,809
TOTAL COMMON STOCKS					(890,382,632)	1,231,415
TOTAL SHORT					(928,192,505)	1,645,037

TOTAL SWAP COMPONENTS					(199,738,838)	4,327,617
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,029,049 or 18.1% of net assets.

(2) Non-income producing.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Voyager Technologies Inc Class A	Pay	Monthly	U.S. Overnight Bank Funding Rate	Monthly	JPMorgan Chase Bank NA	5/2026	28,700	845,502	(29,084)	0	(29,084)
TOTAL RETURN SWAPS									(29,084)	0	(29,084)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,029,049 or 18.1% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Principal Only Strips represent the right to receive the monthly principal payments.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $245,657,668.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,565,127.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,939,811	867,508,282	815,136,260	1,516,366	119	-	54,311,952	54,301,092	0.1%
Total	1,939,811	867,508,282	815,136,260	1,516,366	119	-	54,311,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	85,492,300	85,492,300	-	-
Financials	130,141,814	130,141,814	-	-
Health Care	7,136,320	7,136,320	-	-
Industrials	876,211	876,211	-	-
Information Technology	54,727,482	54,727,482	-	-

Convertible Corporate Bonds
Communication Services	35,292,383	-	35,292,383	-
Consumer Discretionary	82,007,083	-	82,007,083	-
Energy	15,237,874	-	15,237,874	-
Financials	44,847,582	-	44,847,582	-
Health Care	20,594,116	-	20,594,116	-
Industrials	39,398,219	-	39,398,219	-
Information Technology	92,687,691	-	92,687,691	-
Real Estate	12,912,883	-	12,912,883	-
Utilities	11,855,008	-	11,855,008	-

Domestic Equity Funds	37,809,873	37,809,873	-	-

U.S. Treasury Obligations	285,554,318	-	285,554,318	-

Money Market Funds	54,311,952	54,311,952	-	-
Total Investments in Securities:	1,010,883,109	370,495,952	640,387,157	-
Derivative Instruments:

Assets
Futures Contracts	521,507	521,507	-	-
Swaps	8,550,064	-	8,550,064	-
Total Assets	9,071,571	521,507	8,550,064	-

Liabilities
Swaps	(29,084)	-	(29,084)	-
Total Liabilities	(29,084)	-	(29,084)	-
Total Derivative Instruments:	9,042,487	521,507	8,520,980	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Swaps (a)	8,550,064	(29,084)
Total Equity Risk	8,550,064	(29,084)
Interest Rate Risk
Futures Contracts (b)	521,507	-
Total Interest Rate Risk	521,507	-
Total Value of Derivatives	9,071,571	(29,084)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $907,116,778)	$956,571,157
Fidelity Central Funds (cost $54,311,952)	54,311,952

Total Investment in Securities (cost $961,428,730)		$1,010,883,109
Receivable for investments sold		14,734,102
Dividends receivable		241,971
Interest receivable		1,495,947
Distributions receivable from Fidelity Central Funds		197,440
Bi-lateral OTC swaps, at value		8,550,064
Prepaid expenses		53,939
Receivable from investment adviser for expense reductions		32,730
Total assets		1,036,189,302
Liabilities
Payable to custodian bank	$3,358
Payable for investments purchased	22,391,875
Bi-lateral OTC swaps, at value	29,084
Accrued management fee	1,133,840
Payable for daily variation margin on futures contracts	38,656
Other payables and accrued expenses	182,519
Total liabilities		23,779,332
Net Assets		$1,012,409,970
Net Assets consist of:
Paid in capital		$996,065,751
Total accumulated earnings (loss)		16,344,219
Net Assets		$1,012,409,970
Net Asset Value, offering price and redemption price per share ($1,012,409,970 ÷ 92,345,754 shares)		$10.96
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$2,338,677
Interest		16,031,719
Income from Fidelity Central Funds		1,516,366
Total income		19,886,762
Expenses
Management fee	$9,341,519
Custodian fees and expenses	20,288
Independent trustees' fees and expenses	230,672
Registration fees	104,584
Audit fees	132,715
Legal	50,469
Interest	9,846
Miscellaneous	43,887
Total expenses before reductions	9,933,980
Expense reductions	(233,682)
Total expenses after reductions		9,700,298
Net Investment income (loss)		10,186,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	72,030,071
Fidelity Central Funds	119
Foreign currency transactions	(19,761)
Futures contracts	(889,586)
Swaps	(34,335,883)
Written options	160,878
Total net realized gain (loss)		36,945,838
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,678,021
Futures contracts	435,113
Swaps	5,493,927
Total change in net unrealized appreciation (depreciation)		37,607,061
Net gain (loss)		74,552,899
Net increase (decrease) in net assets resulting from operations		$84,739,363
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,186,464	$5,920,678
Net realized gain (loss)	36,945,838	149,298
Change in net unrealized appreciation (depreciation)	37,607,061	19,136,773
Net increase (decrease) in net assets resulting from operations	84,739,363	25,206,749
Distributions to shareholders	(75,766,031)	(19,659,575)

Share transactions
Proceeds from sales of shares	500,031,917	250,000,000
Reinvestment of distributions	75,766,031	19,659,575
Cost of shares redeemed	(33)	-

Net increase (decrease) in net assets resulting from share transactions	575,797,915	269,659,575
Total increase (decrease) in net assets	584,771,247	275,206,749

Net Assets
Beginning of period	427,638,723	152,431,974
End of period	$1,012,409,970	$427,638,723

Other Information
Shares
Sold	44,980,985	23,401,233
Issued in reinvestment of distributions	7,056,448	1,876,440
Redeemed	(3)	-
Net increase (decrease)	52,037,430	25,277,673

Financial Highlights
Fidelity® SAI Convertible Arbitrage Fund

Years ended January 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.25	.13
Net realized and unrealized gain (loss)	1.20	.84	.05
Total from investment operations	1.37	1.09	.18
Distributions from net investment income	(1.02)	(.62)	(.04)
Distributions from net realized gain	-	-	(.01)
Total distributions	(1.02)	(.62)	(.04) D
Net asset value, end of period	$10.96	$10.61	$10.14
Total Return E,F	13.25%	10.92%	1.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48%	1.54%	1.61% I,J
Expenses net of fee waivers, if any	1.45%	1.45%	1.45% I
Expenses net of all reductions, if any	1.45%	1.45%	1.45% I
Net investment income (loss)	1.52%	2.38%	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,012,410	$427,639	$152,432
Portfolio turnover rate K	363%	345%	71% L

AFor the period September 12, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity SAI Convertible Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, contingent interest, certain conversion ratio adjustments, and certain mark to market elections.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$1,010,883,109

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,344,219
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$75,766,031	$ 19,659,575

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Convertible Arbitrage Fund
Equity Risk
Written Options	160,878	-
Swaps	(34,335,883)	5,493,927
Total Equity Risk	(34,175,005)	5,493,927
Interest Rate Risk
Futures Contracts	(889,586)	435,113
Total Interest Rate Risk	(889,586)	435,113
Totals	(35,064,591)	5,929,040

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Convertible Arbitrage Fund	148,569,384

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Convertible Arbitrage Fund	2,317,060,633

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Convertible Arbitrage Fund	1,633,553,894	1,404,106,329
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.40% of the Fund's average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Convertible Arbitrage Fund	Borrower	15,581,000	4.55%	9,846

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Convertible Arbitrage Fund	-	863,590	44,590

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Convertible Arbitrage Fund	19,761

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Convertible Arbitrage Fund	454
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.45% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $233,682.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Convertible Arbitrage Fund	48%	52%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Convertible Arbitrage Fund	100%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Convertible Arbitrage Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Convertible Arbitrage Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended,  financial highlights for each of the two years in the period then ended and for the period from September 12, 2023 (commencement of operations) through January 31, 2024, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 12, 2023 (commencement of operations) through January 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 9.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $72,659,369 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Convertible Arbitrage Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes within the total peer group; and (ii) total expense comparisons of the fund relative to the total peer group.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended March 31, 2025. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for the 12-month period ended March 31, 2025. The Board noted that there are limited mutual fund competitors with a comparable strategy, a strategy which includes two to four times leverage and expected volatility and return expectations that are higher than mutual funds in the same Morningstar category. The Board further noted that Fidelity believes that the fund's total expenses are reasonable given the fund's strategy aligns more closely with strategies of hedge funds that tend to charge higher fees.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 1.45% through May 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2026.

1.9909697.102
SCA-ANN-0426
Fidelity® Dynamic Buffered Equity ETF
Fidelity® Hedged Equity ETF
Fidelity® Yield Enhanced Equity ETF

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Dynamic Buffered Equity ETF
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp	158	30,071
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	258	14,375
UNITED STATES - 96.8%
Communication Services - 11.7%
Diversified Telecommunication Services - 1.7%
AT&T Inc	5,822	152,595
Comcast Corp Class A	3,516	104,601
Verizon Communications Inc	1,248	55,561
		312,757
Entertainment - 1.4%
Electronic Arts Inc	313	63,827
Netflix Inc (a)	1,957	163,390
Roku Inc Class A (a)	345	32,844
Warner Bros Discovery Inc (a)	115	3,167
		263,228
Interactive Media & Services - 8.1%
Alphabet Inc Class A	1,563	528,294
Alphabet Inc Class C	1,330	450,245
Meta Platforms Inc Class A	747	535,225
		1,513,764
Media - 0.0%
Versant Media Group Inc Class A	133	4,333
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	522	102,944
TOTAL COMMUNICATION SERVICES		2,197,026
Consumer Discretionary - 10.3%
Automobile Components - 0.1%
BorgWarner Inc	566	26,834
Automobiles - 2.8%
Ford Motor Co	7,184	99,714
General Motors Co	1,456	122,304
Tesla Inc (a)	666	286,653
		508,671
Broadline Retail - 4.3%
Amazon.com Inc (a)	3,316	793,519
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (a)	858	110,999
Booking Holdings Inc	26	130,048
Expedia Group Inc Class A	77	20,393
Wendy's Co/The	947	7,377
		268,817
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (a)	20	1,952
Gap Inc/The	2,597	72,664
Home Depot Inc/The	122	45,700
Ross Stores Inc	195	36,787
TJX Cos Inc/The	975	146,065
		303,168
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	352	21,757
TOTAL CONSUMER DISCRETIONARY		1,922,766
Consumer Staples - 2.9%
Beverages - 0.5%
Monster Beverage Corp (a)	160	12,922
PepsiCo Inc	513	78,812
		91,734
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	60	56,415
Walmart Inc	1,454	173,230
		229,645
Household Products - 0.7%
Procter & Gamble Co/The	895	135,834
Tobacco - 0.5%
Philip Morris International Inc	471	84,516
TOTAL CONSUMER STAPLES		541,729
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc	302	63,879
Chevron Corp	160	28,304
ConocoPhillips	828	86,302
Devon Energy Corp	822	33,053
EOG Resources Inc	1,013	113,588
Exxon Mobil Corp	1,109	156,813
Kinder Morgan Inc	871	26,556
TOTAL ENERGY		508,495
Financials - 13.2%
Banks - 3.3%
Bank of America Corp (b)	2,938	156,302
JPMorgan Chase & Co (b)	1,084	331,585
US Bancorp (b)	2,260	126,808
		614,695
Capital Markets - 3.4%
Bank of New York Mellon Corp/The (b)	1,009	120,999
Blackrock Inc	50	55,947
Charles Schwab Corp/The (b)	1,465	152,243
CME Group Inc Class A (b)	205	59,257
Morgan Stanley (b)	879	160,682
S&P Global Inc	108	57,001
SEI Investments Co	291	25,564
		631,693
Consumer Finance - 0.7%
American Express Co	222	78,182
Capital One Financial Corp	319	69,838
		148,020
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (a)(b)	749	359,917
Fiserv Inc (a)	1,195	76,157
Mastercard Inc Class A (b)	420	226,292
PayPal Holdings Inc	324	17,072
Visa Inc Class A (b)	325	104,595
		784,033
Insurance - 1.6%
Allstate Corp/The	360	71,636
Loews Corp	178	18,791
Progressive Corp/The (b)	538	111,905
Travelers Companies Inc/The (b)	346	98,440
		300,772
TOTAL FINANCIALS		2,479,213
Health Care - 8.6%
Biotechnology - 2.7%
AbbVie Inc (b)	950	211,860
Exelixis Inc (a)	1,578	65,266
Gilead Sciences Inc (b)	1,105	156,855
Incyte Corp (a)(b)	694	69,449
PTC Therapeutics Inc (a)	154	11,631
		515,061
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp (a)(b)	1,334	124,769
Health Care Providers & Services - 0.9%
Alignment Healthcare Inc (a)	384	8,652
Elevance Health Inc	48	16,596
Guardant Health Inc (a)	93	10,606
Option Care Health Inc (a)(b)	1,852	62,968
Tenet Healthcare Corp (a)	1	188
UnitedHealth Group Inc (b)	260	74,602
		173,612
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	202	41,192
Life Sciences Tools & Services - 0.6%
Illumina Inc (a)(b)	474	68,640
Medpace Holdings Inc (a)	82	47,763
		116,403
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co (b)	2,436	134,102
Eli Lilly & Co (b)	285	295,588
Johnson & Johnson (b)	373	84,764
Merck & Co Inc	515	56,789
Viatris Inc (b)	5,881	76,982
		648,225
TOTAL HEALTH CARE		1,619,262
Industrials - 9.9%
Aerospace & Defense - 2.4%
GE Aerospace	636	195,118
General Dynamics Corp	114	40,024
HEICO Corp	154	50,960
Lockheed Martin Corp	225	142,700
Northrop Grumman Corp	23	15,922
		444,724
Building Products - 1.8%
Allegion plc	470	77,733
Carrier Global Corp	558	33,246
Johnson Controls International plc	978	116,636
Trane Technologies PLC	277	116,501
		344,116
Commercial Services & Supplies - 0.9%
Cintas Corp	572	109,475
Waste Management Inc	296	65,783
		175,258
Construction & Engineering - 0.9%
Comfort Systems USA Inc	49	55,963
Tutor Perini Corp	414	32,660
Valmont Industries Inc	175	77,973
		166,596
Electrical Equipment - 1.3%
Acuity Inc	52	16,080
AMETEK Inc	519	116,246
Rockwell Automation Inc	246	103,726
		236,052
Ground Transportation - 1.3%
CSX Corp	1,770	66,835
Lyft Inc Class A (a)	2,646	44,638
Norfolk Southern Corp	7	2,039
Uber Technologies Inc (a)	1,692	135,445
		248,957
Industrial Conglomerates - 0.8%
Honeywell International Inc	643	146,295
Machinery - 0.2%
Caterpillar Inc	53	34,840
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc	53	13,802
Ferguson Enterprises Inc	110	27,771
Rush Enterprises Inc Class A	281	18,037
		59,610
TOTAL INDUSTRIALS		1,856,448
Information Technology - 33.6%
Communications Equipment - 1.1%
Cisco Systems Inc	2,114	165,569
Motorola Solutions Inc	123	49,512
		215,081
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp Class A	990	142,639
Itron Inc (a)	4	396
Keysight Technologies Inc (a)	244	52,785
Zebra Technologies Corp Class A (a)	294	69,084
		264,904
Semiconductors & Semiconductor Equipment - 14.9%
Advanced Micro Devices Inc (a)	424	100,374
Analog Devices Inc	343	106,632
Broadcom Inc	1,732	573,812
Cirrus Logic Inc (a)	420	54,743
Intel Corp (a)	1,850	85,970
Lam Research Corp	93	21,711
Micron Technology Inc	323	134,006
NVIDIA Corp (b)	8,032	1,535,156
Qorvo Inc (a)	511	39,914
QUALCOMM Inc	932	141,282
		2,793,600
Software - 8.7%
Adobe Inc (a)	443	129,910
Alarm.com Holdings Inc (a)	1,105	53,902
Atlassian Corp Class A (a)	151	17,845
Fortinet Inc (a)	1,370	111,326
Microsoft Corp (b)	2,286	983,643
Palantir Technologies Inc Class A (a)	475	69,630
Salesforce Inc (b)	652	138,413
Tenable Holdings Inc (a)	1,635	36,068
Zoom Communications Inc Class A (a)	907	83,535
		1,624,272
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc (b)	4,959	1,286,762
NetApp Inc	78	7,515
Western Digital Corp	467	116,857
		1,411,134
TOTAL INFORMATION TECHNOLOGY		6,308,991
Materials - 1.1%
Chemicals - 0.2%
Ecolab Inc	121	34,121
Metals & Mining - 0.9%
Commercial Metals Co	1,271	97,702
Newmont Corp	272	30,559
Nucor Corp	196	34,833
		163,094
TOTAL MATERIALS		197,215
Real Estate - 1.9%
Health Care REITs - 0.7%
Welltower Inc	680	128,085
Real Estate Management & Development - 0.1%
Compass Inc Class A (a)	1,213	15,186
Retail REITs - 0.6%
Simon Property Group Inc	580	110,960
Specialized REITs - 0.5%
Outfront Media Inc	208	5,059
VICI Properties Inc	3,293	92,467
		97,526
TOTAL REAL ESTATE		351,757
Utilities - 0.9%
Electric Utilities - 0.7%
NextEra Energy Inc	1,231	108,205
NRG Energy Inc	195	29,763
		137,968
Multi-Utilities - 0.2%
Sempra	389	33,847
TOTAL UTILITIES		171,815
TOTAL UNITED STATES		18,154,717
TOTAL COMMON STOCKS (Cost $15,512,822)		18,199,163

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $384,613)	3.70	384,536	384,613

Purchased Options - 0.5%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	65	4,510,350	665	4/2026	65,910
Mini SPX Index	Chicago Board Options Exchange	53	3,677,670	640	2/2026	5,963
Mini SPX Index	Chicago Board Options Exchange	52	3,608,280	655	3/2026	28,990

						100,863
TOTAL PURCHASED OPTIONS (Cost $184,190)						100,863

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $16,081,624)	18,684,639
NET OTHER ASSETS (LIABILITIES) - 0.4%	68,926
NET ASSETS - 100.0%	18,753,565

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	11	3/2026	383,116	5,516

The notional amount of long futures as a percentage of Net Assets is 2.0%.

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini SPX Index	Chicago Board Options Exchange	66	4,579,740	709.00	2/2026	(1,650)
Mini SPX Index	Chicago Board Options Exchange	63	4,371,570	710.00	2/2026	(6,962)
Mini SPX Index	Chicago Board Options Exchange	65	4,510,350	704.00	2/2026	(27,593)
Mini SPX Index	Chicago Board Options Exchange	68	4,718,520	707.00	2/2026	(31,654)

						(67,859)
TOTAL WRITTEN OPTIONS						(67,859)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $3,461,764.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,486	3,234,445	2,923,312	6,143	(6)	-	384,613	384,536	0.0%
Total	73,486	3,234,445	2,923,312	6,143	(6)	-	384,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,197,026	2,197,026	-	-
Consumer Discretionary	1,922,766	1,922,766	-	-
Consumer Staples	541,729	541,729	-	-
Energy	522,870	522,870	-	-
Financials	2,479,213	2,479,213	-	-
Health Care	1,619,262	1,619,262	-	-
Industrials	1,856,448	1,856,448	-	-
Information Technology	6,308,991	6,308,991	-	-
Materials	227,286	227,286	-	-
Real Estate	351,757	351,757	-	-
Utilities	171,815	171,815	-	-

Money Market Funds	384,613	384,613	-	-

Purchased Options	100,863	100,863	-	-
Total Investments in Securities:	18,684,639	18,684,639	-	-
Derivative Instruments:

Assets
Futures Contracts	5,516	5,516	-	-
Total Assets	5,516	5,516	-	-

Liabilities
Written Options	(67,859)	(67,859)	-	-
Total Liabilities	(67,859)	(67,859)	-	-
Total Derivative Instruments:	(62,343)	(62,343)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,516	-
Purchased Options (b)	100,863	-
Written Options (c)	-	(67,859)
Total Equity Risk	106,379	(67,859)
Total Value of Derivatives	106,379	(67,859)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Dynamic Buffered Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $15,697,011)	$18,300,026
Fidelity Central Funds (cost $384,613)	384,613

Total Investment in Securities (cost $16,081,624)		$18,684,639
Segregated cash with brokers for derivative instruments		70,436
Receivable for investments sold		350,855
Receivable for fund shares sold		781,971
Dividends receivable		12,445
Distributions receivable from Fidelity Central Funds		1,629
Receivable from investment adviser for expense reductions		576
Total assets		19,902,551
Liabilities
Payable for investments purchased	$288,161
Payable for fund shares redeemed	781,433
Accrued management fee	7,251
Payable for daily variation margin on futures contracts	4,282
Written options, at value (premium received $106,266)	67,859
Total liabilities		1,148,986
Net Assets		$18,753,565
Net Assets consist of:
Paid in capital		$16,233,990
Total accumulated earnings (loss)		2,519,575
Net Assets		$18,753,565
Net Asset Value, offering price and redemption price per share ($18,753,565 ÷ 600,000 shares)		$31.26
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$141,625
Interest		473
Income from Fidelity Central Funds		6,143
Total income		148,241
Expenses
Management fee	$57,554
Independent trustees' fees and expenses	4,381
Total expenses before reductions	61,935
Expense reductions	(5,108)
Total expenses after reductions		56,827
Net Investment income (loss)		91,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	80,583
Redemptions in-kind	(59,855)
Fidelity Central Funds	(6)
Futures contracts	18,750
Written options	(56,998)
Total net realized gain (loss)		(17,526)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,543,762
Futures contracts	5,516
Written options	42,063
Total change in net unrealized appreciation (depreciation)		1,591,341
Net gain (loss)		1,573,815
Net increase (decrease) in net assets resulting from operations		$1,665,229
Statement of Changes in Net Assets

	Year ended January 31, 2026	For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,414	$51,065
Net realized gain (loss)	(17,526)	(210,141)
Change in net unrealized appreciation (depreciation)	1,591,341	1,055,597
Net increase (decrease) in net assets resulting from operations	1,665,229	896,521
Distributions to shareholders	(82,150)	(45,950)

Share transactions
Proceeds from sales of shares	16,529,448	9,561,790
Cost of shares redeemed	(9,074,814)	(696,509)

Net increase (decrease) in net assets resulting from share transactions	7,454,634	8,865,281
Total increase (decrease) in net assets	9,037,713	9,715,852

Net Assets
Beginning of period	9,715,852	-
End of period	$18,753,565	$9,715,852

Other Information
Shares
Sold	575,000	375,000
Redeemed	(325,000)	(25,000)
Net increase (decrease)	250,000	350,000

Financial Highlights
Fidelity® Dynamic Buffered Equity ETF

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$27.76	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.22	.17
Net realized and unrealized gain (loss)	3.48	2.75
Total from investment operations	3.70	2.92
Distributions from net investment income	(.20)	(.15)
Total distributions	(.20)	(.15)
Net asset value, end of period	$31.26	$27.76
Total Return D,E,F	13.39%	11.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52%	.52% I
Expenses net of fee waivers, if any	.48%	.48% I
Expenses net of all reductions, if any	.47%	.48% I
Net investment income (loss)	.76%	.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,754	$9,716
Portfolio turnover rate J,K	83%	98% I

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Hedged Equity ETF
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp	8,865	1,687,187
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	3,708	206,609
UNITED STATES - 96.9%
Communication Services - 11.9%
Diversified Telecommunication Services - 1.4%
AT&T Inc	259,121	6,791,561
Comcast Corp Class A	163,973	4,878,197
Verizon Communications Inc	44	1,959
		11,671,717
Entertainment - 1.5%
Electronic Arts Inc	14,347	2,925,640
Netflix Inc (a)	91,865	7,669,809
Roku Inc Class A (a)	16,228	1,544,906
Warner Bros Discovery Inc (a)	5,085	140,041
		12,280,396
Interactive Media & Services - 8.4%
Alphabet Inc Class A	68,470	23,142,861
Alphabet Inc Class C	64,551	21,852,450
Meta Platforms Inc Class A	35,028	25,097,562
		70,092,873
Media - 0.0%
Versant Media Group Inc Class A	6,318	205,840
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	24,188	4,770,115
TOTAL COMMUNICATION SERVICES		99,020,941
Consumer Discretionary - 10.0%
Automobile Components - 0.0%
BorgWarner Inc	160	7,586
Automobiles - 2.7%
Ford Motor Co	309,068	4,289,864
General Motors Co	64,427	5,411,868
Tesla Inc (a)	29,201	12,568,402
		22,270,134
Broadline Retail - 4.3%
Amazon.com Inc (a)	149,193	35,701,885
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (a)	38,047	4,922,140
Booking Holdings Inc	1,193	5,967,195
Wendy's Co/The (b)	41,030	319,624
		11,208,959
Specialty Retail - 1.7%
Abercrombie & Fitch Co Class A (a)	895	87,379
Bath & Body Works Inc	4,023	87,701
Gap Inc/The	73,815	2,065,344
Home Depot Inc/The	6,297	2,358,793
Ross Stores Inc	16,499	3,112,536
TJX Cos Inc/The	42,225	6,325,728
		14,037,481
TOTAL CONSUMER DISCRETIONARY		83,226,045
Consumer Staples - 2.9%
Beverages - 0.4%
PepsiCo Inc	23,820	3,659,466
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	2,179	2,048,804
Walmart Inc	66,998	7,982,142
		10,030,946
Household Products - 0.7%
Procter & Gamble Co/The	40,932	6,212,250
Tobacco - 0.5%
Philip Morris International Inc	23,890	4,286,822
TOTAL CONSUMER STAPLES		24,189,484
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Inc	15,226	3,220,604
Chevron Corp	5,691	1,006,737
ConocoPhillips	48,195	5,023,365
Devon Energy Corp	66,139	2,659,449
EOG Resources Inc	46,164	5,176,369
Exxon Mobil Corp	53,344	7,542,842
TOTAL ENERGY		24,629,366
Financials - 13.6%
Banks - 3.8%
Bank of America Corp	156,673	8,335,004
JPMorgan Chase & Co	44,648	13,657,377
US Bancorp	99,727	5,595,682
Wells Fargo & Co	45,609	4,127,158
		31,715,221
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	44,639	5,353,109
Charles Schwab Corp/The	65,093	6,764,465
CME Group Inc Class A	6	1,734
Goldman Sachs Group Inc/The	3,791	3,546,139
Morgan Stanley	39,368	7,196,471
S&P Global Inc	6,717	3,545,165
		26,407,083
Consumer Finance - 0.9%
American Express Co	9,152	3,223,060
Capital One Financial Corp	19,700	4,312,921
		7,535,981
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (a)	33,248	15,976,661
Fiserv Inc (a)	64,925	4,137,670
Mastercard Inc Class A	18,635	10,040,352
Visa Inc Class A	15,382	4,950,389
		35,105,072
Insurance - 1.5%
Allstate Corp/The	16,246	3,232,792
Progressive Corp/The	25,593	5,323,344
Travelers Companies Inc/The	14,222	4,046,301
		12,602,437
TOTAL FINANCIALS		113,365,794
Health Care - 8.5%
Biotechnology - 2.7%
AbbVie Inc	42,277	9,428,194
Exelixis Inc (a)	67,682	2,799,328
Gilead Sciences Inc	48,877	6,938,090
Incyte Corp (a)	30,505	3,052,635
PTC Therapeutics Inc (a)	2,214	167,223
		22,385,470
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	32,487	3,550,829
Boston Scientific Corp (a)	59,388	5,554,560
		9,105,389
Health Care Providers & Services - 0.8%
Alignment Healthcare Inc (a)	9,311	209,777
Guardant Health Inc (a)	1,499	170,946
Option Care Health Inc (a)	58,881	2,001,954
UnitedHealth Group Inc	13,804	3,960,782
		6,343,459
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	10,055	2,050,415
Life Sciences Tools & Services - 0.6%
Illumina Inc (a)	18,529	2,683,185
Medpace Holdings Inc (a)	3,486	2,030,525
		4,713,710
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	107,108	5,896,295
Eli Lilly & Co	13,829	14,342,748
Johnson & Johnson	14,313	3,252,629
Merck & Co Inc	21	2,316
Viatris Inc	184,191	2,411,060
		25,905,048
TOTAL HEALTH CARE		70,503,491
Industrials - 10.2%
Aerospace & Defense - 2.6%
GE Aerospace	28,297	8,681,237
General Dynamics Corp	14	4,915
HEICO Corp	4,325	1,431,186
Lockheed Martin Corp	9,633	6,109,441
Northrop Grumman Corp	1	692
RTX Corp	27,682	5,562,144
		21,789,615
Building Products - 1.7%
Allegion plc	21,657	3,581,851
Armstrong World Industries Inc	584	107,304
Johnson Controls International plc	42,569	5,076,779
Trane Technologies PLC	13,012	5,472,587
		14,238,521
Commercial Services & Supplies - 1.0%
Cintas Corp	25,598	4,899,202
Waste Management Inc	16,368	3,637,624
		8,536,826
Construction & Engineering - 1.0%
Comfort Systems USA Inc	3,269	3,733,525
Tutor Perini Corp	12,786	1,008,687
Valmont Industries Inc	8,073	3,597,006
		8,339,218
Electrical Equipment - 1.7%
Acuity Inc	2,392	739,702
AMETEK Inc	22,645	5,072,027
Eaton Corp PLC	9,973	3,504,712
Rockwell Automation Inc	11,499	4,848,553
		14,164,994
Ground Transportation - 1.0%
CSX Corp	43	1,624
Lyft Inc Class A (a)	114,181	1,926,233
Norfolk Southern Corp	328	95,527
Uber Technologies Inc (a)	77,599	6,211,800
		8,235,184
Industrial Conglomerates - 0.8%
Honeywell International Inc	28,403	6,462,251
Machinery - 0.1%
Caterpillar Inc	1,424	936,080
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc	388	101,039
Ferguson Enterprises Inc	7,643	1,929,552
Rush Enterprises Inc Class A	7,815	501,645
		2,532,236
TOTAL INDUSTRIALS		85,234,925
Information Technology - 33.2%
Communications Equipment - 1.1%
Arista Networks Inc (a)	20,482	2,903,119
Cisco Systems Inc	84,984	6,655,947
		9,559,066
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	25,737	3,708,187
Itron Inc (a)	1	99
Keysight Technologies Inc (a)	9,369	2,026,796
Zebra Technologies Corp Class A (a)	13,476	3,166,590
		8,901,672
IT Services - 0.0%
Okta Inc Class A (a)	28	2,365
Semiconductors & Semiconductor Equipment - 15.1%
Advanced Micro Devices Inc (a)	19,569	4,632,569
Analog Devices Inc	17,718	5,508,172
Applied Materials Inc	8,140	2,623,685
Broadcom Inc	75,767	25,101,607
Cirrus Logic Inc (a)	19,861	2,588,683
Intel Corp (a)	59,956	2,786,155
Lam Research Corp	14,157	3,305,093
Micron Technology Inc	12,442	5,161,937
NVIDIA Corp	343,404	65,634,807
Qorvo Inc (a)	12,765	997,074
QUALCOMM Inc	41,236	6,250,965
		124,590,747
Software - 8.5%
Adobe Inc (a)	19,608	5,750,047
Alarm.com Holdings Inc (a)	45,695	2,229,002
Atlassian Corp Class A (a)	9,146	1,080,874
Docusign Inc (a)	10	525
Fortinet Inc (a)	58,521	4,755,416
Microsoft Corp	96,329	41,449,406
Palantir Technologies Inc Class A (a)	22,716	3,329,938
Salesforce Inc	29,304	6,220,947
Tenable Holdings Inc (a)	69,256	1,527,787
Teradata Corp (a)	2	57
Zoom Communications Inc Class A (a)	47,929	4,414,261
		70,758,260
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	207,513	53,845,474
NetApp Inc	27,918	2,689,899
Western Digital Corp	20,684	5,175,757
		61,711,130
TOTAL INFORMATION TECHNOLOGY		275,523,240
Materials - 0.8%
Metals & Mining - 0.8%
Commercial Metals Co	55,768	4,286,886
Nucor Corp	12,850	2,283,702
TOTAL MATERIALS		6,570,588
Real Estate - 1.9%
Health Care REITs - 0.7%
Welltower Inc	30,036	5,657,582
Real Estate Management & Development - 0.0%
Compass Inc Class A (a)	63,845	799,339
Retail REITs - 0.6%
Simon Property Group Inc	25,810	4,937,711
Specialized REITs - 0.6%
Lamar Advertising Co Class A	2,014	258,416
Outfront Media Inc	3,048	74,127
VICI Properties Inc	157,218	4,414,682
		4,747,225
TOTAL REAL ESTATE		16,141,857
Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	58,918	5,178,893
OGE Energy Corp	2	87
Southern Co/The	23,608	2,108,430
TOTAL UTILITIES		7,287,410
TOTAL UNITED STATES		805,693,141
TOTAL COMMON STOCKS (Cost $692,032,514)		807,586,937

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $12,818,029)	3.70	12,815,466	12,818,029

Purchased Options - 1.3%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	390	270,622,170	6,650	4/2026	3,925,350
S&P 500 Index	Chicago Board Options Exchange	354	245,641,662	4,450	12/2026	1,692,120
S&P 500 Index	Chicago Board Options Exchange	326	226,212,378	6,400	2/2026	342,300
S&P 500 Index	Chicago Board Options Exchange	314	217,885,542	6,550	3/2026	1,712,870
S&P 500 Index	Chicago Board Options Exchange	387	268,540,461	4,200	11/2026	1,385,460
S&P 500 Index	Chicago Board Options Exchange	297	206,089,191	4,600	1/2027	1,725,570

						10,783,670
TOTAL PURCHASED OPTIONS (Cost $16,041,936)						10,783,670

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $720,892,479)	831,188,636
NET OTHER ASSETS (LIABILITIES) - 0.1%	973,530
NET ASSETS - 100.0%	832,162,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	19	3/2026	6,617,463	177,846

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,025,306	113,350,499	103,557,404	295,440	(372)	-	12,818,029	12,815,466	0.0%
Fidelity Securities Lending Cash Central Fund	-	5,748,056	5,748,056	160	-	-	-	-	0.0%
Total	3,025,306	119,098,555	109,305,460	295,600	(372)	-	12,818,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	99,020,941	99,020,941	-	-
Consumer Discretionary	83,226,045	83,226,045	-	-
Consumer Staples	24,189,484	24,189,484	-	-
Energy	24,835,975	24,835,975	-	-
Financials	113,365,794	113,365,794	-	-
Health Care	70,503,491	70,503,491	-	-
Industrials	85,234,925	85,234,925	-	-
Information Technology	275,523,240	275,523,240	-	-
Materials	8,257,775	8,257,775	-	-
Real Estate	16,141,857	16,141,857	-	-
Utilities	7,287,410	7,287,410	-	-

Money Market Funds	12,818,029	12,818,029	-	-

Purchased Options	10,783,670	10,783,670	-	-
Total Investments in Securities:	831,188,636	831,188,636	-	-
Derivative Instruments:

Assets
Futures Contracts	177,846	177,846	-	-
Total Assets	177,846	177,846	-	-
Total Derivative Instruments:	177,846	177,846	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	177,846	-
Purchased Options (b)	10,783,670	-
Total Equity Risk	10,961,516	-
Total Value of Derivatives	10,961,516	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Fidelity® Hedged Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $170,601) - See accompanying schedule:
Unaffiliated issuers (cost $708,074,450)	$818,370,607
Fidelity Central Funds (cost $12,818,029)	12,818,029

Total Investment in Securities (cost $720,892,479)		$831,188,636
Segregated cash with brokers for derivative instruments		431,699
Receivable for investments sold		16,315,544
Receivable for fund shares sold		778,583
Dividends receivable		526,096
Distributions receivable from Fidelity Central Funds		54,179
Receivable from investment adviser for expense reductions		25,272
Total assets		849,320,009
Liabilities
Payable for investments purchased	$16,811,955
Accrued management fee	320,238
Payable for daily variation margin on futures contracts	25,650
Total liabilities		17,157,843
Net Assets		$832,162,166
Net Assets consist of:
Paid in capital		$741,198,334
Total accumulated earnings (loss)		90,963,832
Net Assets		$832,162,166
Net Asset Value, offering price and redemption price per share ($832,162,166 ÷ 26,725,000 shares)		$31.14
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$6,155,725
Interest		10,444
Income from Fidelity Central Funds (including $160 from security lending)		295,600
Total income		6,461,769
Expenses
Management fee	$2,561,879
Independent trustees' fees and expenses	191,601
Total expenses before reductions	2,753,480
Expense reductions	(199,977)
Total expenses after reductions		2,553,503
Net Investment income (loss)		3,908,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,774,890)
Redemptions in-kind	14,198,950
Fidelity Central Funds	(372)
Futures contracts	565,966
Total net realized gain (loss)		3,989,654
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	66,960,567
Futures contracts	185,834
Total change in net unrealized appreciation (depreciation)		67,146,401
Net gain (loss)		71,136,055
Net increase (decrease) in net assets resulting from operations		$75,044,321
Statement of Changes in Net Assets

	Year ended January 31, 2026	For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,908,266	$2,579,984
Net realized gain (loss)	3,989,654	982,715
Change in net unrealized appreciation (depreciation)	67,146,401	43,327,602
Net increase (decrease) in net assets resulting from operations	75,044,321	46,890,301
Distributions to shareholders	(3,497,000)	(2,372,250)

Share transactions
Proceeds from sales of shares	588,580,556	555,757,291
Cost of shares redeemed	(218,074,378)	(210,166,675)

Net increase (decrease) in net assets resulting from share transactions	370,506,178	345,590,616
Total increase (decrease) in net assets	442,053,499	390,108,667

Net Assets
Beginning of period	390,108,667	-
End of period	$832,162,166	$390,108,667

Other Information
Shares
Sold	20,375,000	21,775,000
Redeemed	(7,650,000)	(7,775,000)
Net increase (decrease)	12,725,000	14,000,000

Financial Highlights
Fidelity® Hedged Equity ETF

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$27.86	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.21	.17
Net realized and unrealized gain (loss)	3.26	2.84
Total from investment operations	3.47	3.01
Distributions from net investment income	(.19)	(.14)
Total distributions	(.19)	(.14)
Net asset value, end of period	$31.14	$27.86
Total Return D,E,F	12.52%	12.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52%	.52% I
Expenses net of fee waivers, if any	.48%	.48% I
Expenses net of all reductions, if any	.48%	.48% I
Net investment income (loss)	.73%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$832,162	$390,109
Portfolio turnover rate J,K	88%	86% I

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Yield Enhanced Equity ETF
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	565	107,531
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	2,631	146,599
UNITED STATES - 97.7%
Communication Services - 11.9%
Diversified Telecommunication Services - 1.6%
AT&T Inc	45,083	1,181,625
Comcast Corp Class A	23,629	702,963
Verizon Communications Inc	9,906	441,015
		2,325,603
Entertainment - 1.4%
Electronic Arts Inc	3,754	765,516
Netflix Inc (b)	12,900	1,077,021
ROBLOX Corp Class A (b)	14	920
Roku Inc Class A (b)	1,045	99,484
Spotify Technology SA (b)	202	101,071
Warner Bros Discovery Inc (b)	760	20,930
		2,064,942
Interactive Media & Services - 8.2%
Alphabet Inc Class A	11,529	3,896,803
Alphabet Inc Class C	10,007	3,387,670
Meta Platforms Inc Class A	6,078	4,354,887
		11,639,360
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	4,834	953,313
TOTAL COMMUNICATION SERVICES		16,983,218
Consumer Discretionary - 10.1%
Automobile Components - 0.0%
BorgWarner Inc	3,133	148,536
Automobiles - 2.7%
Ford Motor Co	52,565	729,602
General Motors Co	10,318	866,712
Tesla Inc (b)	5,074	2,183,901
		3,780,215
Broadline Retail - 4.4%
Amazon.com Inc (b)(c)	26,099	6,245,491
Diversified Consumer Services - 0.0%
ADT Inc	20	159
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	6,530	844,786
Booking Holdings Inc	203	1,015,374
Expedia Group Inc Class A	900	238,356
Global Business Travel Group I Class A (b)	28	191
Wendy's Co/The	6,725	52,388
		2,151,095
Specialty Retail - 1.5%
Abercrombie & Fitch Co Class A (b)	245	23,919
Gap Inc/The	13,776	385,452
Home Depot Inc/The	862	322,897
Ross Stores Inc	1,442	272,033
TJX Cos Inc/The	7,216	1,081,030
		2,085,331
TOTAL CONSUMER DISCRETIONARY		14,410,827
Consumer Staples - 2.9%
Beverages - 0.3%
PepsiCo Inc	3,170	487,007
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	480	451,320
Maplebear Inc (b)	684	25,417
Walmart Inc	11,807	1,406,686
		1,883,423
Food Products - 0.0%
Cal-Maine Foods Inc	425	35,500
Household Products - 0.7%
Procter & Gamble Co/The	6,906	1,048,124
Tobacco - 0.5%
Philip Morris International Inc	3,772	676,848
TOTAL CONSUMER STAPLES		4,130,902
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	2,257	477,401
Chevron Corp	769	136,035
ConocoPhillips	6,169	642,995
EOG Resources Inc	7,921	888,182
Exxon Mobil Corp	7,999	1,131,059
Kinder Morgan Inc	7,395	225,474
Occidental Petroleum Corp	3,539	160,635
TOTAL ENERGY		3,661,781
Financials - 13.7%
Banks - 3.3%
Bank of America Corp (c)	26,726	1,421,823
JPMorgan Chase & Co (c)	7,576	2,317,423
US Bancorp (c)	17,120	960,603
		4,699,849
Capital Markets - 3.4%
Bank of New York Mellon Corp/The (c)	7,598	911,152
Blackrock Inc	390	436,387
Charles Schwab Corp/The (c)	11,238	1,167,853
CME Group Inc Class A (c)	1,610	465,387
Morgan Stanley (c)	6,788	1,240,846
S&P Global Inc	853	450,205
SEI Investments Co	2,374	208,555
		4,880,385
Consumer Finance - 1.2%
American Express Co	1,586	558,542
Capital One Financial Corp (c)	4,029	882,069
Synchrony Financial (c)	3,708	269,312
		1,709,923
Financial Services - 4.3%
Berkshire Hathaway Inc Class B (b)(c)	5,788	2,781,308
Fiserv Inc (b)	8,396	535,077
Mastercard Inc Class A (c)	3,220	1,734,904
PayPal Holdings Inc	4,003	210,918
Visa Inc Class A (c)	2,402	773,036
		6,035,243
Insurance - 1.5%
Allstate Corp/The (c)	2,777	552,595
Progressive Corp/The (c)	4,164	866,112
Travelers Companies Inc/The (c)	2,649	753,667
		2,172,374
TOTAL FINANCIALS		19,497,774
Health Care - 8.5%
Biotechnology - 2.5%
AbbVie Inc (c)	7,346	1,638,232
Exelixis Inc (b)	5,386	222,765
Gilead Sciences Inc (c)	7,900	1,121,405
Incyte Corp (b)(c)	4,982	498,549
PTC Therapeutics Inc (b)	1,063	80,288
		3,561,239
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp (b)(c)	10,309	964,201
Health Care Providers & Services - 0.9%
Alignment Healthcare Inc (b)	3,636	81,919
Elevance Health Inc (c)	689	238,215
Guardant Health Inc (b)	191	21,781
Option Care Health Inc (b)(c)	10,458	355,572
UnitedHealth Group Inc (c)	1,874	537,707
		1,235,194
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)(c)	1,610	328,311
Life Sciences Tools & Services - 0.6%
Illumina Inc (b)	3,211	464,985
Medpace Holdings Inc (b)(c)	645	375,700
		840,685
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co (c)	18,476	1,017,104
Eli Lilly & Co (c)	2,554	2,648,881
Johnson & Johnson (c)	2,284	519,039
Merck & Co Inc (c)	3,407	375,690
Viatris Inc (c)	46,537	609,169
		5,169,883
TOTAL HEALTH CARE		12,099,513
Industrials - 10.4%
Aerospace & Defense - 3.0%
GE Aerospace	4,864	1,492,227
HEICO Corp	1,501	496,695
Lockheed Martin Corp	1,717	1,088,956
RTX Corp	5,746	1,154,544
		4,232,422
Building Products - 1.8%
Allegion plc	2,771	458,296
Carrier Global Corp	7,940	473,065
Johnson Controls International plc	5,412	645,435
Trane Technologies PLC	2,196	923,594
		2,500,390
Commercial Services & Supplies - 1.1%
Cintas Corp	4,384	839,054
Waste Management Inc	3,262	724,947
		1,564,001
Construction & Engineering - 0.8%
Comfort Systems USA Inc	482	550,492
Valmont Industries Inc	1,214	540,910
		1,091,402
Electrical Equipment - 1.2%
Acuity Inc	425	131,427
AMETEK Inc	3,530	790,649
Rockwell Automation Inc	1,980	834,867
		1,756,943
Ground Transportation - 1.3%
CSX Corp	8,870	334,931
Lyft Inc Class A (b)	28,391	478,956
Norfolk Southern Corp	34	9,902
Uber Technologies Inc (b)	12,504	1,000,946
		1,824,735
Industrial Conglomerates - 0.8%
Honeywell International Inc	4,790	1,089,821
Machinery - 0.0%
Caterpillar Inc	280	184,060
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	392	102,081
Ferguson Enterprises Inc	1,261	318,352
Rush Enterprises Inc Class A	2,231	143,208
		563,641
TOTAL INDUSTRIALS		14,807,415
Information Technology - 33.5%
Communications Equipment - 0.9%
Cisco Systems Inc	18,174	1,423,388
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	6,933	998,907
Itron Inc (b)	82	8,124
Keysight Technologies Inc (b)	1,404	303,727
Zebra Technologies Corp Class A (b)	2,207	518,601
		1,829,359
Semiconductors & Semiconductor Equipment - 15.2%
Advanced Micro Devices Inc (b)	867	205,245
Analog Devices Inc	2,649	823,521
Broadcom Inc	13,240	4,386,412
Cirrus Logic Inc (b)	3,262	425,169
Intel Corp (b)	13,917	646,723
Lam Research Corp	5,016	1,171,035
Micron Technology Inc	3,629	1,505,600
NVIDIA Corp (c)	59,009	11,278,390
Qorvo Inc (b)	1,470	114,822
QUALCOMM Inc	7,124	1,079,927
		21,636,844
Software - 8.6%
Adobe Inc (b)	3,388	993,531
Alarm.com Holdings Inc (b)	8,698	424,288
Atlassian Corp Class A (b)	1,083	127,989
Docusign Inc (b)	1,403	73,714
Fortinet Inc (b)	10,133	823,408
Microsoft Corp (c)	16,923	7,281,798
Palantir Technologies Inc Class A (b)	3,800	557,042
Salesforce Inc (c)	5,514	1,170,567
Tenable Holdings Inc (b)	12,366	272,794
Teradata Corp (b)	42	1,198
Zoom Communications Inc Class A (b)	5,134	472,841
		12,199,170
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc (c)	36,609	9,499,303
NetApp Inc	2,981	287,219
Western Digital Corp	3,573	894,072
		10,680,594
TOTAL INFORMATION TECHNOLOGY		47,769,355
Materials - 1.4%
Chemicals - 0.5%
Ecolab Inc	2,849	803,389
Metals & Mining - 0.9%
Commercial Metals Co	9,638	740,874
Newmont Corp	1,581	177,625
Nucor Corp	1,835	326,116
		1,244,615
TOTAL MATERIALS		2,048,004
Real Estate - 1.9%
Health Care REITs - 0.7%
Welltower Inc	5,142	968,547
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	2,166	27,118
Retail REITs - 0.6%
Simon Property Group Inc	4,223	807,902
Specialized REITs - 0.6%
Lamar Advertising Co Class A	517	66,336
Outfront Media Inc	3,203	77,897
VICI Properties Inc	25,494	715,872
		860,105
TOTAL REAL ESTATE		2,663,672
Utilities - 0.8%
Electric Utilities - 0.6%
NextEra Energy Inc	9,310	818,349
NRG Energy Inc	689	105,162
		923,511
Multi-Utilities - 0.2%
Sempra	3,626	315,497
TOTAL UTILITIES		1,239,008
TOTAL UNITED STATES		139,311,469
TOTAL COMMON STOCKS (Cost $132,159,310)		139,565,599

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (e)	3.71 to 3.75	40,000	39,903
US Treasury Bills 0% 3/19/2026 (e)	3.56	160,000	159,275
US Treasury Bills 0% 4/16/2026 (e)	3.60	70,000	69,490
TOTAL U.S. TREASURY OBLIGATIONS (Cost $268,661)			268,668

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $4,907,986)	3.70	4,907,004	4,907,986

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $137,335,957)	144,742,253
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(2,184,762)
NET ASSETS - 100.0%	142,557,491

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	82	3/2026	2,855,958	54,942

The notional amount of long futures as a percentage of Net Assets is 2.0%.

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
S&P 500 Index	Chicago Board Options Exchange	49	34,001,247	7,090.00	2/2026	(12,250)
S&P 500 Index	Chicago Board Options Exchange	49	34,001,247	7,100.00	2/2026	(53,900)
S&P 500 Index	Chicago Board Options Exchange	50	34,695,150	7,040.00	2/2026	(200,750)
S&P 500 Index	Chicago Board Options Exchange	49	34,001,247	7,070.00	2/2026	(228,340)

						(495,240)
TOTAL WRITTEN OPTIONS						(495,240)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $27,357,595.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $258,692.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,824	26,231,991	21,413,279	44,687	450	-	4,907,986	4,907,004	0.0%
Total	88,824	26,231,991	21,413,279	44,687	450	-	4,907,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	16,983,218	16,983,218	-	-
Consumer Discretionary	14,410,827	14,410,827	-	-
Consumer Staples	4,130,902	4,130,902	-	-
Energy	3,808,380	3,808,380	-	-
Financials	19,497,774	19,497,774	-	-
Health Care	12,099,513	12,099,513	-	-
Industrials	14,807,415	14,807,415	-	-
Information Technology	47,769,355	47,769,355	-	-
Materials	2,155,535	2,155,535	-	-
Real Estate	2,663,672	2,663,672	-	-
Utilities	1,239,008	1,239,008	-	-

U.S. Treasury Obligations	268,668	-	268,668	-

Money Market Funds	4,907,986	4,907,986	-	-
Total Investments in Securities:	144,742,253	144,473,585	268,668	-
Derivative Instruments:

Assets
Futures Contracts	54,942	54,942	-	-
Total Assets	54,942	54,942	-	-

Liabilities
Written Options	(495,240)	(495,240)	-	-
Total Liabilities	(495,240)	(495,240)	-	-
Total Derivative Instruments:	(440,298)	(440,298)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	54,942	-
Written Options (b)	-	(495,240)
Total Equity Risk	54,942	(495,240)
Total Value of Derivatives	54,942	(495,240)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Yield Enhanced Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $132,427,971)	$139,834,267
Fidelity Central Funds (cost $4,907,986)	4,907,986

Total Investment in Securities (cost $137,335,957)		$144,742,253
Receivable for investments sold		1,878,874
Dividends receivable		91,288
Distributions receivable from Fidelity Central Funds		12,751
Receivable from investment adviser for expense reductions		4,285
Total assets		146,729,451
Liabilities
Payable for investments purchased	$3,662,154
Payable for daily variation margin on futures contracts	14,566
Written options, at value (premium received $792,880)	495,240
Total liabilities		4,171,960
Net Assets		$142,557,491
Net Assets consist of:
Paid in capital		$135,180,452
Total accumulated earnings (loss)		7,377,039
Net Assets		$142,557,491
Net Asset Value, offering price and redemption price per share ($142,557,491 ÷ 4,900,000 shares)		$29.09
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$542,390
Interest		4,196
Income from Fidelity Central Funds		44,687
Total income		591,273
Expenses
Management fee	$132,089
Independent trustees' fees and expenses	12,321
Total expenses before reductions	144,410
Expense reductions	(125,353)
Total expenses after reductions		19,057
Net Investment income (loss)		572,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(569,780)
Redemptions in-kind	317,320
Fidelity Central Funds	450
Futures contracts	77,312
Written options	1,606,879
Total net realized gain (loss)		1,432,181
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,556,701
Futures contracts	54,942
Written options	295,406
Total change in net unrealized appreciation (depreciation)		6,907,049
Net gain (loss)		8,339,230
Net increase (decrease) in net assets resulting from operations		$8,911,446
Statement of Changes in Net Assets

	Year ended January 31, 2026	For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$572,216	$50,642
Net realized gain (loss)	1,432,181	1,564
Change in net unrealized appreciation (depreciation)	6,907,049	851,829
Net increase (decrease) in net assets resulting from operations	8,911,446	904,035
Distributions to shareholders	(2,370,327)	(67,422)
Distributions to shareholders from tax return of capital	(1,472,423)	(272,653)

Total Distributions	(3,842,750)	(340,075)
Share transactions
Proceeds from sales of shares	141,867,373	7,650,172
Cost of shares redeemed	(12,592,710)	-

Net increase (decrease) in net assets resulting from share transactions	129,274,663	7,650,172
Total increase (decrease) in net assets	134,343,359	8,214,132

Net Assets
Beginning of period	8,214,132	-
End of period	$142,557,491	$8,214,132

Other Information
Shares
Sold	5,050,000	300,000
Redeemed	(450,000)	-
Net increase (decrease)	4,600,000	300,000

Financial Highlights
Fidelity® Yield Enhanced Equity ETF

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$27.38	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.34	.21
Net realized and unrealized gain (loss)	3.40	3.64
Total from investment operations	3.74	3.85
Distributions from net investment income	(.90) D	(.22) D
Distributions from net realized gain	(.35) D	(.07) D
Distributions from tax return of capital	(.78)	(1.17)
Total distributions	(2.03)	(1.46)
Net asset value, end of period	$29.09	$27.38
Total Return E,F,G	14.60%	15.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.31%	.32% J
Expenses net of fee waivers, if any	.04%	.28% J
Expenses net of all reductions, if any	.04%	.27% J
Net investment income (loss)	1.21%	1.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$142,557	$8,214
Portfolio turnover rate K,L	90%	101% J

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF and Fidelity Yield Enhanced Equity ETF (the Funds) are exchange-traded funds of Fidelity Greenwood Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended January 31, 2026.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, options, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Dynamic Buffered Equity ETF	15,978,770	3,070,223	(387,293)	2,682,930
Fidelity Hedged Equity ETF	721,036,761	133,720,903	(18,310,762)	115,410,141
Fidelity Yield Enhanced Equity ETF	136,572,334	11,525,860	(4,148,821)	7,377,039

For the applicable period(s) ended January 31, 2026 and January 31, 2025, Fidelity Yield Enhanced Equity ETF distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Dynamic Buffered Equity ETF	14,366	(177,721)	2,682,930
Fidelity Hedged Equity ETF	617,975	(25,064,284)	115,410,141
Fidelity Yield Enhanced Equity ETF	-	-	7,377,039

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Dynamic Buffered Equity ETF	-	(177,721)	(177,721)
Fidelity Hedged Equity ETF	(6,653,410)	(18,410,874)	(25,064,284)

The tax character of distributions paid was as follows:

January 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Tax Return of Capital ($)	Total ($)
Fidelity Dynamic Buffered Equity ETF	82,150	-	-	82,150
Fidelity Hedged Equity ETF	3,497,000	-	-	3,497,000
Fidelity Yield Enhanced Equity ETF	1,128,963	1,241,364	1,472,423	3,842,750

January 31, 2025A
	Ordinary Income ($)	Long-term Capital Gains ($)	Tax Return of Capital ($)	Total ($)
Fidelity Dynamic Buffered Equity ETF	45,950	-	-	45,950
Fidelity Hedged Equity ETF	2,372,250	-	-	2,372,250
Fidelity Yield Enhanced Equity ETF	67,422	-	272,653	340,075

A For the period April 9, 2024 (commencement of operations) through January 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Dynamic Buffered Equity ETF
Equity Risk
Futures Contracts	18,750	5,516
Purchased Options	(129,652)	(27,949)
Written Options	(56,998)	42,063
Total Equity Risk	(167,900)	19,630
Totals	(167,900)	19,630
Fidelity Hedged Equity ETF
Equity Risk
Futures Contracts	565,966	185,834
Purchased Options	(20,621,269)	(1,644,551)
Total Equity Risk	(20,055,303)	(1,458,717)
Totals	(20,055,303)	(1,458,717)
Fidelity Yield Enhanced Equity ETF
Equity Risk
Futures Contracts	77,312	54,942
Written Options	1,606,879	295,406
Total Equity Risk	1,684,191	350,348
Totals	1,684,191	350,348

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Dynamic Buffered Equity ETF	Purchased Options	7,767,620
Fidelity Dynamic Buffered Equity ETF	Written Options	11,941,355
Fidelity Hedged Equity ETF	Purchased Options	984,510,226
Fidelity Yield Enhanced Equity ETF	Written Options	50,797,684

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dynamic Buffered Equity ETF	11,604,472	9,293,177
Fidelity Hedged Equity ETF	479,319,409	421,886,901
Fidelity Yield Enhanced Equity ETF	52,812,801	35,122,093

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dynamic Buffered Equity ETF	11,373,041	6,849,851
Fidelity Hedged Equity ETF	484,648,567	209,131,835
Fidelity Yield Enhanced Equity ETF	117,989,027	10,571,142
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Dynamic Buffered Equity ETF	.48%
Fidelity Hedged Equity ETF	.48%
Fidelity Yield Enhanced Equity ETF	.28%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Dynamic Buffered Equity ETF	95
Fidelity Hedged Equity ETF	3,366
Fidelity Yield Enhanced Equity ETF	104

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dynamic Buffered Equity ETF	510,107	136,265	3,370
Fidelity Hedged Equity ETF	11,804,814	9,056,927	1,286,864
Fidelity Yield Enhanced Equity ETF	1,392,387	718,933	(22,313)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Hedged Equity ETF	14	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Hedged Equity ETF	172,450
8. Expense Reductions.
Effective September 1, 2025, the investment adviser has contractually agreed to waive Fidelity Yield Enhanced Equity ETF's management fee on the first $250 million of assets. During the period, this waiver reduced management fee as presented in the table below.

	Expiration Date	Waiver ($)
Fidelity Yield Enhanced Equity ETF	August 31, 2026	111,623

The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Dynamic Buffered Equity ETF	.48%	4,503
Fidelity Hedged Equity ETF	.48%	195,110
Fidelity Yield Enhanced Equity ETF	.28%	13,170

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Dynamic Buffered Equity ETF	605
Fidelity Hedged Equity ETF	4,867
Fidelity Yield Enhanced Equity ETF	560
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF (the "Funds"), each a fund of Fidelity Greenwood Street Trust, including the schedules of investments, as of January 31, 2026, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from April 9, 2024 (commencement of operations) through January 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from April 9, 2024 (commencement of operations) through January 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2026, or, if subsequently determined to be different, the net capital gain of such year:

Fidelity Yield Enhanced Equity ETF	$1,241,363

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Dynamic Buffered Equity ETF
March 2025	100%
June 2025	100%
September 2025	100%
December 2025	100%
Fidelity Hedged Equity ETF
March 2025	100%
June 2025	100%
September 2025	100%
December 2025	100%
Fidelity Yield Enhanced Equity ETF
March 2025	30%
June 2025	30%
September 2025	30%
December 2025	30%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

Fidelity Dynamic Buffered Equity ETF
March 2025	100%
June 2025	100%
September 2025	100%
December 2025	100%
Fidelity Hedged Equity ETF
March 2025	100%
June 2025	100%
September 2025	100%
December 2025	100%
Fidelity Yield Enhanced Equity ETF
March 2025	30.11%
June 2025	30.11%
September 2025	30.11%
December 2025	30.11%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
Fidelity Yield Enhanced Equity ETF
March 2025	1.87%
June 2025	1.87%
September 2025	1.87%
December 2025	1.87%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:
Fidelity Yield Enhanced Equity ETF	$33,408
The funds will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity Dynamic Buffered Equity ETF
Fidelity Hedged Equity ETF
Fidelity Yield Enhanced Equity ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board requests and receives information related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to each fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian, and pricing vendors; The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of each fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FDS under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to the funds and classes in the total peer group; and (ii) total expense comparisons of each fund relative to funds and classes in the total peer group.
The information provided to the Board indicated that the management fee rate and total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended March 31, 2025.

Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.48%, 0.48%, and 0.28%, respectively, through May 31, 2026.
The Board also noted that, effective September 1, 2025, the Adviser has contractually agreed to waive Fidelity Yield Enhanced Equity ETF's management fee on the first $250 million of the fund's assets through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that each fund's Advisory Contracts should be approved through November 30, 2026.

1.9911147.101
HBE-ANN-0426
Fidelity® Equity Market Neutral Fund

Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity Market Neutral Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 82.6%
	Shares	Value ($)
AUSTRALIA - 3.0%
Materials - 3.0%
Chemicals - 1.3%
Orica Ltd	13,482	241,464
Metals & Mining - 1.7%
BHP Group Ltd (United Kingdom)	9,247	320,757
TOTAL AUSTRALIA		562,221
BERMUDA - 1.2%
Financials - 1.2%
Insurance - 1.2%
RenaissanceRe Holdings Ltd	786	221,416
CANADA - 4.2%
Consumer Discretionary - 1.3%
Automobile Components - 0.7%
Magna International Inc	2,343	119,779
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	1,454	114,609
TOTAL CONSUMER DISCRETIONARY		234,388
Financials - 1.7%
Banks - 1.7%
Royal Bank of Canada	1,884	313,693
Materials - 1.2%
Containers & Packaging - 1.2%
CCL Industries Inc Class B	3,825	230,514
TOTAL CANADA		778,595
CHINA - 2.8%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
PDD Holdings Inc Class A ADR (a)	1,709	172,694
Industrials - 0.5%
Ground Transportation - 0.5%
Full Truck Alliance Co Ltd ADR	9,368	92,743
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
China Overseas Land & Investment Ltd	140,000	251,610
TOTAL CHINA		517,047
FINLAND - 1.1%
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	2,829	203,280
FRANCE - 4.7%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
TotalEnergies SE	2,496	180,920
Financials - 2.4%
Banks - 1.3%
BNP Paribas SA	2,210	238,974
Insurance - 1.1%
SCOR SE	6,274	204,514
TOTAL FINANCIALS		443,488
Industrials - 0.8%
Building Products - 0.8%
Cie de Saint-Gobain SA	1,488	146,874
Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	473	88,575
TOTAL FRANCE		859,857
GERMANY - 1.5%
Health Care - 1.5%
Health Care Providers & Services - 1.5%
Fresenius SE & Co KGaA	5,071	283,775
IRELAND - 0.7%
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	1,449	126,242
ITALY - 1.7%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
De' Longhi SpA	1,787	78,798
Financials - 1.3%
Financial Services - 1.3%
Nexi SpA (b)(c)	55,897	238,858
TOTAL ITALY		317,656
JAPAN - 1.9%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Nifco Inc/Japan	3,900	121,062
Consumer Staples - 1.2%
Household Products - 1.2%
Lion Corp	21,000	224,845
TOTAL JAPAN		345,907
KOREA (SOUTH) - 5.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
KT Corp	3,779	148,343
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 2.6%
SK Hynix Inc	758	474,949
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co Ltd	3,933	435,123
TOTAL INFORMATION TECHNOLOGY		910,072
TOTAL KOREA (SOUTH)		1,058,415
NORWAY - 1.4%
Financials - 1.4%
Insurance - 1.4%
Storebrand ASA A Shares	15,252	266,857
SPAIN - 2.8%
Consumer Discretionary - 2.0%
Specialty Retail - 2.0%
Industria de Diseno Textil SA	5,555	361,465
Industrials - 0.8%
Machinery - 0.8%
Fluidra SA	5,626	163,518
TOTAL SPAIN		524,983
SWEDEN - 1.1%
Consumer Discretionary - 1.1%
Automobile Components - 1.1%
Autoliv Inc	1,707	206,957
SWITZERLAND - 2.1%
Consumer Discretionary - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
Cie Financiere Richemont SA Series A	1,561	303,005
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	1,119	88,237
TOTAL SWITZERLAND		391,242
TAIWAN - 2.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Far EasTone Telecommunications Co Ltd	34,000	95,650
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	7,000	385,907
TOTAL TAIWAN		481,557
THAILAND - 1.5%
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
CP ALL PCL	196,800	271,341
UNITED KINGDOM - 5.4%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Autotrader Group PLC (b)(c)	18,934	139,571
Financials - 2.2%
Banks - 2.2%
Standard Chartered PLC	15,181	388,428
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Convatec Group PLC (b)(c)	70,325	221,327
Industrials - 1.2%
Professional Services - 1.2%
RELX PLC	6,302	223,419
TOTAL UNITED KINGDOM		972,745
UNITED STATES - 37.1%
Communication Services - 1.6%
Interactive Media & Services - 1.6%
Meta Platforms Inc Class A	405	290,183
Consumer Discretionary - 4.1%
Automobile Components - 0.7%
LCI Industries	938	137,595
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp (a)	3,411	102,398
Expedia Group Inc Class A	1,141	302,183
		404,581
Specialty Retail - 1.2%
Floor & Decor Holdings Inc Class A (a)	3,331	219,713
TOTAL CONSUMER DISCRETIONARY		761,889
Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.3%
Dollar General Corp	1,414	202,810
Dollar Tree Inc (a)	1,937	227,772
TOTAL CONSUMER STAPLES		430,582
Energy - 0.8%
Energy Equipment & Services - 0.8%
Valaris Ltd (a)	2,547	147,038
Financials - 9.5%
Banks - 5.2%
Comerica Inc	1,526	135,310
JPMorgan Chase & Co	816	249,606
Wells Fargo & Co	3,001	271,561
Zions Bancorp NA	4,962	297,274
		953,751
Capital Markets - 3.2%
Morgan Stanley	1,915	350,062
Tradeweb Markets Inc Class A	2,329	240,050
		590,112
Financial Services - 1.1%
Apollo Global Management Inc	1,457	196,025
TOTAL FINANCIALS		1,739,888
Health Care - 4.2%
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp (a)	3,040	284,332
Insulet Corp (a)	682	174,462
		458,794
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co	5,861	322,648
TOTAL HEALTH CARE		781,442
Industrials - 4.9%
Aerospace & Defense - 2.0%
L3Harris Technologies Inc	1,087	372,678
Air Freight & Logistics - 1.4%
FedEx Corp	777	250,388
Building Products - 0.5%
Fortune Brands Innovations Inc	1,762	95,324
Electrical Equipment - 1.0%
Nextpower Inc Class A (a)	1,523	178,328
TOTAL INDUSTRIALS		896,718
Information Technology - 4.8%
IT Services - 1.9%
Cognizant Technology Solutions Corp Class A	4,259	349,494
Software - 2.9%
Fair Isaac Corp (a)	193	282,392
Microsoft Corp	585	251,719
		534,111
TOTAL INFORMATION TECHNOLOGY		883,605
Materials - 4.2%
Chemicals - 3.0%
International Flavors & Fragrances Inc	3,842	268,210
Linde PLC	606	276,924
		545,134
Metals & Mining - 1.2%
Steel Dynamics Inc	1,293	232,184
TOTAL MATERIALS		777,318
Utilities - 0.7%
Electric Utilities - 0.7%
NRG Energy Inc	799	121,951
TOTAL UNITED STATES		6,830,614
TOTAL COMMON STOCKS (Cost $12,552,266)		15,220,707

Money Market Funds - 19.1%
	Yield (%)	Shares	Value ($)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class (d) (Cost $3,525,244)	3.71	3,524,693	3,525,750

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $16,077,510)	18,746,457
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(305,721)
NET ASSETS - 100.0%	18,440,736

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	60,000	USD	43,816	JPMorgan Chase Bank NA	2/2026	287
CHF	77	USD	100	UBS AG	2/2026	0
CHF	19,000	USD	24,546	HSBC Bank PLC	2/2026	86
CHF	15,000	USD	19,550	JPMorgan Chase Bank NA	2/2026	(103)
CNY	72,000	USD	10,374	HSBC Bank PLC	2/2026	(5)
EUR	84	USD	99	HSBC Bank PLC	2/2026	0
GBP	72	USD	99	HSBC Bank PLC	2/2026	0
JPY	6,497,000	USD	41,098	JPMorgan Chase Bank NA	2/2026	957
JPY	3,751,000	USD	23,814	UBS AG	2/2026	466
KRW	46,179,000	USD	31,426	JPMorgan Chase Bank NA	2/2026	430
NOK	154,000	USD	16,015	HSBC Bank PLC	2/2026	(26)
NOK	132,000	USD	13,566	UBS AG	2/2026	139
NOK	212,000	USD	21,029	UBS AG	2/2026	982
SEK	52,000	USD	5,901	UBS AG	2/2026	(57)
THB	538,000	USD	17,415	HSBC Bank PLC	2/2026	(338)
THB	525,000	USD	16,780	UBS AG	2/2026	(117)
THB	245,000	USD	7,896	UBS AG	2/2026	(120)
THB	497,000	USD	15,915	UBS AG	2/2026	(140)
TWD	7,005,000	USD	221,897	UBS AG	2/2026	320
USD	611	AUD	875	UBS AG	2/2026	1
USD	243,797	AUD	364,000	HSBC Bank PLC	2/2026	(9,666)
USD	806,321	CAD	1,119,000	JPMorgan Chase Bank NA	2/2026	(16,193)
USD	2,741	CHF	2,109	JPMorgan Chase Bank NA	2/2026	14
USD	353,624	CHF	282,000	Goldman Sachs International	2/2026	(11,971)
USD	185,166	CNY	1,287,000	HSBC Bank PLC	2/2026	(171)
USD	1,223	EUR	1,024	HSBC Bank PLC	2/2026	10
USD	2,400,560	EUR	2,060,000	JPMorgan Chase Bank NA	2/2026	(43,629)
USD	697	GBP	506	UBS AG	2/2026	5
USD	1,297,913	GBP	967,000	Goldman Sachs International	2/2026	(25,253)
USD	8,598	HKD	67,130	HSBC Bank PLC	2/2026	5
USD	14,502	HKD	113,000	Goldman Sachs International	2/2026	27
USD	17,712	HKD	138,000	JPMorgan Chase Bank NA	2/2026	34
USD	228,983	HKD	1,784,000	UBS AG	2/2026	452
USD	351,043	JPY	55,452,000	HSBC Bank PLC	2/2026	(7,896)
USD	21,022	JPY	3,229,000	UBS AG	2/2026	121
USD	42,146	KRW	60,116,000	HSBC Bank PLC	2/2026	675
USD	435,638	KRW	638,267,000	HSBC Bank PLC	2/2026	(4,669)
USD	29,524	KRW	43,486,000	JPMorgan Chase Bank NA	2/2026	(474)
USD	51,858	KRW	74,072,000	UBS AG	2/2026	760
USD	56,117	NOK	565,000	HSBC Bank PLC	2/2026	(2,546)
USD	219,933	NOK	2,215,000	UBS AG	2/2026	(10,046)
USD	13,805	NOK	136,000	UBS AG	2/2026	(316)
USD	4,887	SEK	43,000	Goldman Sachs International	2/2026	55
USD	16,644	SEK	153,000	HSBC Bank PLC	2/2026	(550)
USD	2,701	SEK	24,000	HSBC Bank PLC	2/2026	4
USD	2,468	SEK	22,000	HSBC Bank PLC	2/2026	(4)
USD	1,651	SEK	15,000	UBS AG	2/2026	(35)
USD	4,967	SEK	44,000	UBS AG	2/2026	22
USD	4,012	THB	124,000	HSBC Bank PLC	2/2026	77
USD	5,622	THB	175,000	UBS AG	2/2026	68
USD	70,523	THB	2,208,000	UBS AG	2/2026	440
USD	2,026	THB	63,000	UBS AG	2/2026	27
USD	10,075	TWD	315,000	HSBC Bank PLC	2/2026	82
USD	14,536	TWD	461,000	JPMorgan Chase Bank NA	2/2026	(88)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(127,867)
Unrealized Appreciation						6,546
Unrealized Depreciation						(134,413)

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.65% to 3.70% plus or minus a specified spread ranging from (.39)% to .31% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	6/2039 - 11/2040	4,064,397	57,387	19,226	76,613

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(4.0)%
Health Care - (4.0)%
Health Care Equipment & Supplies - (4.0)%
Dexcom Inc (1)				3,163	231,026	(3,036)
TOTAL HEALTH CARE					231,026	(3,036)
TOTAL UNITED STATES					231,026	(3,036)
TOTAL LONG					231,026	(3,036)

SHORT
Common Stocks
KOREA (SOUTH) -21.6%
Financials - 21.6%
Banks - 21.6%
Hana Financial Group Inc				(5,173)	(356,936)	16,539
TOTAL FINANCIALS					(356,936)	16,539
TOTAL KOREA (SOUTH)					(356,936)	16,539
TAIWAN -0.3%
Financials - 0.3%
Insurance - 0.3%
Fubon Financial Holding Co Ltd				(3,075)	(8,855)	261
TOTAL FINANCIALS					(8,855)	261
TOTAL TAIWAN					(8,855)	261
THAILAND -9.4%
Information Technology - 9.4%
Electronic Equipment, Instruments & Components - 9.4%
Delta Electronics Thailand PCL depository receipt				(28,000)	(181,933)	7,176
TOTAL INFORMATION TECHNOLOGY					(181,933)	7,176
TOTAL THAILAND					(181,933)	7,176
UNITED STATES -47.3%
Consumer Discretionary - (3.3)%
Textiles, Apparel & Luxury Goods - (3.3)%
Lululemon Athletica Inc (1)				(1,286)	(224,408)	(2,521)
TOTAL CONSUMER DISCRETIONARY					(224,408)	(2,521)
Energy - 5.2%
Energy Equipment & Services - 5.2%
NOV Inc				(16,027)	(294,096)	4,007
TOTAL ENERGY					(294,096)	4,007
Financials - 2.8%
Banks - (2.2)%
Citigroup Inc				(3,342)	(386,703)	(1,704)
Capital Markets - 0.5%
CME Group Inc Class A				(1,194)	(345,138)	919
MarketAxess Holdings Inc				(793)	(134,199)	(491)
					(479,337)	428
Financial Services - 4.5%
WEX Inc (1)				(932)	(143,435)	3,476
TOTAL FINANCIALS					(1,009,475)	2,200
Industrials - 4.5%
Building Products - 0.5%
Lennox International Inc				(378)	(187,140)	389
Electrical Equipment - 3.7%
Eaton Corp PLC				(965)	(339,120)	2,847
Machinery - 0.3%
Federal Signal Corp				(1,232)	(133,167)	234
TOTAL INDUSTRIALS					(659,427)	3,470
Information Technology - 38.1%
Semiconductors & Semiconductor Equipment - 32.1%
Micron Technology Inc				(1,003)	(416,125)	20,972
QUALCOMM Inc				(2,009)	(304,544)	1,266
Texas Instruments Inc				(699)	(150,669)	2,391
					(871,338)	24,629
Technology Hardware, Storage & Peripherals - 6.0%
NetApp Inc				(2,355)	(226,904)	4,662
TOTAL INFORMATION TECHNOLOGY					(1,098,242)	29,291
TOTAL UNITED STATES					(3,285,648)	36,447
TOTAL COMMON STOCKS					(3,833,372)	60,423
TOTAL SHORT					(3,833,372)	60,423

TOTAL SWAP COMPONENTS					(3,602,346)	57,387

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.68% plus or minus a specified spread ranging from (.15)% to (.02)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	10/2039 - 8/2040	172,566	247	905	1,152

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.26% plus or minus a specified spread ranging from (.25)% to (.09)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	10/2040 - 11/2040	151,449	1,596	483	2,079

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.06)% plus or minus a specified spread of (.36)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	1/2041	214,189	1	(10)	(9)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -(6.5)%
Industrials - (6.5)%
Machinery - (6.5)%
Schindler Holding AG				(582)	(214,189)	1
TOTAL INDUSTRIALS					(214,189)	1
TOTAL SWITZERLAND					(214,189)	1
TOTAL SHORT					(214,189)	1

TOTAL SWAP COMPONENTS					(214,189)	1

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	6/2039 - 11/2040	847,764	4,652	2,439	7,091

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRIA -(16.3)%
Energy - (16.3)%
Oil, Gas & Consumable Fuels - (16.3)%
OMV AG				(3,101)	(183,972)	(1,155)
TOTAL ENERGY					(183,972)	(1,155)
TOTAL AUSTRIA					(183,972)	(1,155)
FINLAND -44.9%
Industrials - 25.6%
Machinery - 25.6%
Metso Oyj				(8,512)	(166,631)	1,813
TOTAL INDUSTRIALS					(166,631)	1,813
Materials - 19.3%
Containers & Packaging - 19.3%
Huhtamaki Oyj				(1,688)	(59,266)	1,371
TOTAL MATERIALS					(59,266)	1,371
TOTAL FINLAND					(225,897)	3,184
GERMANY -61.6%
Information Technology - 61.6%
Software - 61.6%
Nemetschek SE				(1,408)	(123,421)	4,370
TOTAL INFORMATION TECHNOLOGY					(123,421)	4,370
TOTAL GERMANY					(123,421)	4,370
ITALY -(34.5)%
Energy - (27.6)%
Oil, Gas & Consumable Fuels - (27.6)%
Eni SpA				(9,697)	(198,198)	(1,955)
TOTAL ENERGY					(198,198)	(1,955)
Utilities - (6.9)%
Electric Utilities - (6.9)%
Enel SpA				(4,364)	(48,216)	(487)
TOTAL UTILITIES					(48,216)	(487)
TOTAL ITALY					(246,414)	(2,442)
NETHERLANDS -9.8%
Financials - 9.8%
Capital Markets - 9.8%
Euronext NV				(487)	(68,060)	695
TOTAL FINANCIALS					(68,060)	695
TOTAL NETHERLANDS					(68,060)	695
TOTAL COMMON STOCKS					(847,764)	4,652
TOTAL SHORT					(847,764)	4,652

TOTAL SWAP COMPONENTS					(847,764)	4,652

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.72% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	8/2039 - 2/2040	255,935	(1,894)	1,370	(524)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHILE -(448.2)%
Materials - (448.2)%
Metals & Mining - (448.2)%
Antofagasta PLC				(2,917)	(145,609)	2,351
TOTAL MATERIALS					(145,609)	2,351
TOTAL CHILE					(145,609)	2,351
UNITED STATES -809.4%
Health Care - 809.4%
Pharmaceuticals - 809.4%
GSK PLC				(4,266)	(110,326)	(4,245)
TOTAL HEALTH CARE					(110,326)	(4,245)
TOTAL UNITED STATES					(110,326)	(4,245)
TOTAL COMMON STOCKS					(255,935)	(1,894)
TOTAL SHORT					(255,935)	(1,894)

TOTAL SWAP COMPONENTS					(255,935)	(1,894)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 2.61% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	8/2040 - 9/2040	159,363	9,562	761	10,323

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 3.99% plus or minus a specified spread of (.30)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	1/2041	233,398	(6,757)	76	(6,681)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
NORWAY -101.1%
Industrials - 101.1%
Aerospace & Defense - 101.1%
Kongsberg Gruppen ASA				(6,800)	(233,398)	(6,757)
TOTAL INDUSTRIALS					(233,398)	(6,757)
TOTAL NORWAY					(233,398)	(6,757)
TOTAL SHORT					(233,398)	(6,757)

TOTAL SWAP COMPONENTS					(233,398)	(6,757)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.66% plus or minus a specified spread ranging from (4.05)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 1/2031	1,044,277	41,972	1,130	43,102

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
KOREA (SOUTH) -(7.9)%
Energy - (7.9)%
Oil, Gas & Consumable Fuels - (7.9)%
SK Innovation Co Ltd				(608)	(46,939)	(3,413)
TOTAL ENERGY					(46,939)	(3,413)
TOTAL KOREA (SOUTH)					(46,939)	(3,413)
TAIWAN -5.4%
Communication Services - (0.3)%
Diversified Telecommunication Services - (0.3)%
Chunghwa Telecom Co Ltd				(13,000)	(54,960)	(124)
TOTAL COMMUNICATION SERVICES					(54,960)	(124)
Financials - 5.7%
Insurance - 5.7%
Fubon Financial Holding Co Ltd				(25,625)	(73,794)	2,476
TOTAL FINANCIALS					(73,794)	2,476
TOTAL TAIWAN					(128,754)	2,352
THAILAND -(30.5)%
Information Technology - (30.5)%
Electronic Equipment, Instruments & Components - (30.5)%
Delta Electronics Thailand PCL depository receipt				(9,200)	(59,778)	(13,150)
TOTAL INFORMATION TECHNOLOGY					(59,778)	(13,150)
TOTAL THAILAND					(59,778)	(13,150)
UNITED STATES -130.4%
Health Care - 32.0%
Health Care Equipment & Supplies - 32.0%
Becton Dickinson & Co				(1,730)	(352,021)	6,816
Solventum Corp (1)				(2,262)	(174,106)	6,967
					(526,127)	13,783
TOTAL HEALTH CARE					(526,127)	13,783
Information Technology - 98.4%
Semiconductors & Semiconductor Equipment - (14.1)%
Texas Instruments Inc				(275)	(59,276)	(6,078)
Software - 112.5%
Palantir Technologies Inc Class A (1)				(1,524)	(223,403)	48,478
TOTAL INFORMATION TECHNOLOGY					(282,679)	42,400
TOTAL UNITED STATES					(808,806)	56,183
TOTAL COMMON STOCKS					(1,044,277)	41,972
TOTAL SHORT					(1,044,277)	41,972

TOTAL SWAP COMPONENTS					(1,044,277)	41,972

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.68% plus or minus a specified spread ranging from (.29)% to (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 6/2030	304,139	3,401	572	3,973

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRALIA -85.6%
Financials - 85.6%
Banks - (27.5)%
Westpac Banking Corp				(5,100)	(137,865)	(1,094)
Insurance - 113.1%
Medibank Pvt Ltd				(51,684)	(166,274)	4,495
TOTAL FINANCIALS					(304,139)	3,401
TOTAL AUSTRALIA					(304,139)	3,401
TOTAL COMMON STOCKS					(304,139)	3,401
TOTAL SHORT					(304,139)	3,401

TOTAL SWAP COMPONENTS					(304,139)	3,401

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.27% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 11/2030	431,126	7,300	(1,534)	5,766

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CANADA -142.3%
Consumer Discretionary - 154.0%
Broadline Retail - 154.0%
Canadian Tire Corp Ltd Class A				(1,291)	(158,828)	8,879
TOTAL CONSUMER DISCRETIONARY					(158,828)	8,879
Industrials - (11.7)%
Construction & Engineering - (11.7)%
AtkinsRealis Group Inc				(1,294)	(90,812)	(672)
TOTAL INDUSTRIALS					(90,812)	(672)
TOTAL CANADA					(249,640)	8,207
UNITED STATES -(15.7)%
Industrials - (15.7)%
Commercial Services & Supplies - (15.7)%
GFL Environmental Inc Subordinate Voting Shares				(4,225)	(181,486)	(907)
TOTAL INDUSTRIALS					(181,486)	(907)
TOTAL UNITED STATES					(181,486)	(907)
TOTAL COMMON STOCKS					(431,126)	7,300
TOTAL SHORT					(431,126)	7,300

TOTAL SWAP COMPONENTS					(431,126)	7,300

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.06)% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 11/2030	549,929	(3,491)	288	(3,203)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -109.0%
Communication Services - 598.9%
Diversified Telecommunication Services - 598.9%
Swisscom AG				(307)	(251,581)	(19,184)
TOTAL COMMUNICATION SERVICES					(251,581)	(19,184)
Financials - (264.6)%
Insurance - (264.6)%
Zurich Insurance Group AG				(280)	(199,198)	8,476
TOTAL FINANCIALS					(199,198)	8,476
Industrials - (225.3)%
Building Products - (225.3)%
Geberit AG				(130)	(99,150)	7,217
TOTAL INDUSTRIALS					(99,150)	7,217
TOTAL SWITZERLAND					(549,929)	(3,491)
TOTAL COMMON STOCKS					(549,929)	(3,491)
TOTAL SHORT					(549,929)	(3,491)

TOTAL SWAP COMPONENTS					(549,929)	(3,491)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.72% plus or minus a specified spread of .25% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029	460,916	33,534	(508)	33,026

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED KINGDOM -101.5%
Utilities - 101.5%
Electric Utilities - 82.4%
SSE PLC				11,170	371,262	27,211
Multi-Utilities - 19.1%
National Grid PLC				5,277	89,654	6,323
TOTAL UTILITIES					460,916	33,534
TOTAL UNITED KINGDOM					460,916	33,534
TOTAL COMMON STOCKS					460,916	33,534
TOTAL LONG					460,916	33,534

TOTAL SWAP COMPONENTS					460,916	33,534

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 2.61% plus or minus a specified spread of (.05)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	6/2030	226,322	(1,434)	253	(1,181)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHINA -121.4%
Industrials - 121.4%
Air Freight & Logistics - 121.4%
ZTO Express Cayman Inc A Shares				(10,250)	(226,322)	(1,434)
TOTAL INDUSTRIALS					(226,322)	(1,434)
TOTAL CHINA					(226,322)	(1,434)
TOTAL SHORT					(226,322)	(1,434)

TOTAL SWAP COMPONENTS					(226,322)	(1,434)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .73% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 2/2031	1,400,803	(39,158)	(4,552)	(43,710)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
JAPAN -35.3%
Information Technology - 35.3%
IT Services - 35.3%
Simplex Holdings Inc				34,000	210,688	(15,412)
TOTAL INFORMATION TECHNOLOGY					210,688	(15,412)
TOTAL JAPAN					210,688	(15,412)
TOTAL LONG					210,688	(15,412)

SHORT
Common Stocks
JAPAN -54.3%
Communication Services - 24.1%
Entertainment - 24.1%
Capcom Co Ltd				(8,300)	(211,558)	(17,345)
Nintendo Co Ltd				(2,800)	(173,392)	6,808
					(384,950)	(10,537)
TOTAL COMMUNICATION SERVICES					(384,950)	(10,537)
Consumer Staples - 47.4%
Food Products - (1.8)%
Yakult Honsha Co Ltd				(8,200)	(132,039)	797
Household Products - 14.9%
Unicharm Corp				(23,000)	(139,611)	(6,522)
Personal Care Products - 34.3%
Shiseido Co Ltd				(15,200)	(258,211)	(15,002)
TOTAL CONSUMER STAPLES					(529,861)	(20,727)
Real Estate - (17.2)%
Real Estate Management & Development - (17.2)%
Daiwa House Industry Co Ltd				(8,100)	(275,304)	7,518
TOTAL REAL ESTATE					(275,304)	7,518
TOTAL JAPAN					(1,190,115)	(23,746)
TOTAL COMMON STOCKS					(1,190,115)	(23,746)
TOTAL SHORT					(1,190,115)	(23,746)

TOTAL SWAP COMPONENTS					(979,427)	(39,158)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.66% plus or minus a specified spread ranging from (3.33)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026 - 8/2027	1,880,447	(63,445)	(751)	(64,196)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
KOREA (SOUTH) -12.8%
Energy - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
SK Innovation Co Ltd				(1,135)	(87,625)	(8,227)
TOTAL ENERGY					(87,625)	(8,227)
TOTAL KOREA (SOUTH)					(87,625)	(8,227)
SINGAPORE -(76.3)%
Industrials - (76.3)%
Ground Transportation - (76.3)%
Grab Holdings Ltd Class A (1)				(62,834)	(270,186)	49,011
TOTAL INDUSTRIALS					(270,186)	49,011
TOTAL SINGAPORE					(270,186)	49,011
UNITED STATES -162.4%
Communication Services - 45.9%
Diversified Telecommunication Services - 45.9%
Verizon Communications Inc				(7,367)	(327,979)	(29,468)
TOTAL COMMUNICATION SERVICES					(327,979)	(29,468)
Consumer Discretionary - 84.2%
Hotels, Restaurants & Leisure - 84.2%
Royal Caribbean Cruises Ltd				(1,306)	(423,993)	(54,055)
TOTAL CONSUMER DISCRETIONARY					(423,993)	(54,055)
Health Care - 13.2%
Health Care Equipment & Supplies - 13.2%
Envista Holdings Corp (1)				(4,744)	(111,342)	(8,444)
TOTAL HEALTH CARE					(111,342)	(8,444)
Industrials - (21.8)%
Professional Services - (21.8)%
Equifax Inc				(1,108)	(223,151)	13,994
TOTAL INDUSTRIALS					(223,151)	13,994
Information Technology - (5.6)%
Software - (5.6)%
Crowdstrike Holdings Inc Class A (1)				(295)	(130,214)	3,591
TOTAL INFORMATION TECHNOLOGY					(130,214)	3,591
Materials - 46.5%
Chemicals - 46.5%
PPG Industries Inc				(2,646)	(305,957)	(29,847)
TOTAL MATERIALS					(305,957)	(29,847)
TOTAL UNITED STATES					(1,522,636)	(104,229)
TOTAL COMMON STOCKS					(1,880,447)	(63,445)
TOTAL SHORT					(1,880,447)	(63,445)

TOTAL SWAP COMPONENTS					(1,880,447)	(63,445)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.27% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	11/2026	174,493	(5,233)	32	(5,201)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.07)% plus or minus a specified spread ranging from (.26)% to .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	632,243	24,727	692	25,419

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
SWITZERLAND -(1.6)%
Financials - (1.6)%
Capital Markets - (1.6)%
Partners Group Holding AG				218	296,100	(416)
TOTAL FINANCIALS					296,100	(416)
TOTAL SWITZERLAND					296,100	(416)
UNITED STATES -50.8%
Health Care - 50.8%
Pharmaceuticals - 50.8%
Roche Holding AG				431	195,993	12,923
TOTAL HEALTH CARE					195,993	12,923
TOTAL UNITED STATES					195,993	12,923
TOTAL COMMON STOCKS					492,093	12,507
TOTAL LONG					492,093	12,507

SHORT
Common Stocks
SWITZERLAND -48.1%
Financials - 48.1%
Insurance - 48.1%
Zurich Insurance Group AG				(197)	(140,150)	12,220
TOTAL FINANCIALS					(140,150)	12,220
TOTAL SWITZERLAND					(140,150)	12,220
TOTAL SHORT					(140,150)	12,220

TOTAL SWAP COMPONENTS					351,943	24,727

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	1,476,032	33,416	(869)	32,547

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
GERMANY -197.3%
Consumer Discretionary - (9.9)%
Automobile Components - (9.9)%
Continental AG				2,130	168,252	(3,217)
TOTAL CONSUMER DISCRETIONARY					168,252	(3,217)
Industrials - 207.2%
Electrical Equipment - 207.2%
Siemens Energy AG (1)				2,380	407,795	67,430
TOTAL INDUSTRIALS					407,795	67,430
TOTAL GERMANY					576,047	64,213
ITALY -(90.3)%
Consumer Discretionary - (87.2)%
Automobiles - (87.2)%
Ferrari NV				640	213,022	(28,376)
TOTAL CONSUMER DISCRETIONARY					213,022	(28,376)
Financials - (3.1)%
Capital Markets - (3.1)%
Banca Generali SpA				1,988	133,730	(1,022)
TOTAL FINANCIALS					133,730	(1,022)
TOTAL ITALY					346,752	(29,398)
NETHERLANDS -8.3%
Financials - 8.3%
Insurance - 8.3%
NN Group NV				2,148	170,030	2,699
TOTAL FINANCIALS					170,030	2,699
TOTAL NETHERLANDS					170,030	2,699
TOTAL COMMON STOCKS					1,092,829	37,514
TOTAL LONG					1,092,829	37,514

SHORT
Common Stocks
ITALY -(2.1)%
Utilities - (2.1)%
Electric Utilities - (2.1)%
Enel SpA				(1,286)	(14,208)	(676)
TOTAL UTILITIES					(14,208)	(676)
TOTAL ITALY					(14,208)	(676)
NETHERLANDS -2.4%
Communication Services - 2.4%
Entertainment - 2.4%
Universal Music Group NV				(432)	(10,592)	784
TOTAL COMMUNICATION SERVICES					(10,592)	784
TOTAL NETHERLANDS					(10,592)	784
SPAIN -(12.9)%
Communication Services - 3.5%
Diversified Telecommunication Services - 3.5%
Telefonica SA				(12,761)	(51,660)	1,129
TOTAL COMMUNICATION SERVICES					(51,660)	1,129
Financials - (2.9)%
Banks - (2.9)%
CaixaBank SA				(1,174)	(15,497)	(957)
TOTAL FINANCIALS					(15,497)	(957)
Utilities - (13.5)%
Electric Utilities - (13.5)%
Endesa SA				(7,903)	(291,246)	(4,378)
TOTAL UTILITIES					(291,246)	(4,378)
TOTAL SPAIN					(358,403)	(4,206)
TOTAL COMMON STOCKS					(383,203)	(4,098)
TOTAL SHORT					(383,203)	(4,098)

TOTAL SWAP COMPONENTS					709,626	33,416

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 3.89% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	182,129	(14,967)	18	(14,949)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.82% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	289,197	20,057	158	20,215

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
SWEDEN -44.1%
Communication Services - 44.1%
Wireless Telecommunication Services - 44.1%
Tele2 AB B Shares				9,588	175,399	8,920
TOTAL COMMUNICATION SERVICES					175,399	8,920
TOTAL SWEDEN					175,399	8,920
TOTAL LONG					175,399	8,920

SHORT
Common Stocks
SWEDEN -55.1%
Materials - 55.1%
Paper & Forest Products - 55.1%
Svenska Cellulosa AB SCA B Shares				(9,087)	(113,798)	11,137
TOTAL MATERIALS					(113,798)	11,137
TOTAL SWEDEN					(113,798)	11,137
TOTAL SHORT					(113,798)	11,137

TOTAL SWAP COMPONENTS					61,601	20,057

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.63% to 3.66% plus or minus a specified spread ranging from .08% to .13% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	1,101,066	34,058	(964)	33,094

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -14.9%
Financials - 14.9%
Insurance - 14.9%
Fubon Financial Holding Co Ltd				(37,925)	(109,215)	4,915
TOTAL FINANCIALS					(109,215)	4,915
TOTAL TAIWAN					(109,215)	4,915
UNITED STATES -88.0%
Consumer Staples - 16.2%
Consumer Staples Distribution & Retail - 16.2%
Costco Wholesale Corp				(230)	(216,258)	5,373
TOTAL CONSUMER STAPLES					(216,258)	5,373
Financials - 62.8%
Capital Markets - 28.2%
Cboe Global Markets Inc				(1,098)	(291,036)	9,322
Financial Services - 34.6%
PayPal Holdings Inc				(2,729)	(143,791)	11,462
TOTAL FINANCIALS					(434,827)	20,784
Industrials - 9.0%
Trading Companies & Distributors - 9.0%
Fastenal Co				(7,859)	(340,766)	2,986
TOTAL INDUSTRIALS					(340,766)	2,986
TOTAL UNITED STATES					(991,851)	29,143
TOTAL COMMON STOCKS					(1,101,066)	34,058
TOTAL SHORT					(1,101,066)	34,058

TOTAL SWAP COMPONENTS					(1,101,066)	34,058

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from .13% to .28% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	780,817	25,227	677	25,904

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
FRANCE -32.1%
Health Care - 32.1%
Health Care Equipment & Supplies - 32.1%
EssilorLuxottica SA				(535)	(163,550)	8,305
TOTAL HEALTH CARE					(163,550)	8,305
TOTAL FRANCE					(163,550)	8,305
GERMANY -24.7%
Financials - 24.7%
Insurance - 24.7%
Hannover Rueck SE				(953)	(269,758)	6,402
TOTAL FINANCIALS					(269,758)	6,402
TOTAL GERMANY					(269,758)	6,402
ITALY -4.1%
Utilities - 4.1%
Electric Utilities - 4.1%
Enel SpA				(11,621)	(128,396)	1,054
TOTAL UTILITIES					(128,396)	1,054
TOTAL ITALY					(128,396)	1,054
NETHERLANDS -36.5%
Communication Services - 36.5%
Entertainment - 36.5%
Universal Music Group NV				(8,937)	(219,113)	9,466
TOTAL COMMUNICATION SERVICES					(219,113)	9,466
TOTAL NETHERLANDS					(219,113)	9,466
TOTAL COMMON STOCKS					(780,817)	25,227
TOTAL SHORT					(780,817)	25,227

TOTAL SWAP COMPONENTS					(780,817)	25,227

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.91% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	211,170	11,931	307	12,238

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWEDEN -97.5%
Information Technology - 97.5%
Electronic Equipment, Instruments & Components - 97.5%
Hexagon AB B Shares				(18,729)	(211,170)	11,931
TOTAL INFORMATION TECHNOLOGY					(211,170)	11,931
TOTAL SWEDEN					(211,170)	11,931
TOTAL SHORT					(211,170)	11,931

TOTAL SWAP COMPONENTS					(211,170)	11,931

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.66% plus or minus a specified spread ranging from (.24)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2027 - 7/2027	1,569,948	(63,974)	(3,033)	(67,007)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -(2.0)%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Chunghwa Telecom Co Ltd				(51,000)	(215,612)	(876)
TOTAL COMMUNICATION SERVICES					(215,612)	(876)
Information Technology - (3.3)%
Electronic Equipment, Instruments & Components - (3.3)%
Largan Precision Co Ltd				(3,000)	(229,051)	2,211
TOTAL INFORMATION TECHNOLOGY					(229,051)	2,211
TOTAL TAIWAN					(444,663)	1,335
UNITED STATES -97.4%
Communication Services - 51.0%
Diversified Telecommunication Services - 51.0%
AT&T Inc				(13,050)	(342,041)	(34,191)
TOTAL COMMUNICATION SERVICES					(342,041)	(34,191)
Consumer Discretionary - 35.8%
Specialty Retail - 4.5%
Advance Auto Parts Inc				(2,412)	(115,800)	(2,991)
Textiles, Apparel & Luxury Goods - 31.3%
Deckers Outdoor Corp (1)				(1,085)	(129,483)	(21,006)
TOTAL CONSUMER DISCRETIONARY					(245,283)	(23,997)
Health Care - 4.8%
Health Care Equipment & Supplies - 4.8%
Baxter International Inc				(14,074)	(282,465)	(3,237)
TOTAL HEALTH CARE					(282,465)	(3,237)
Industrials - (4.9)%
Aerospace & Defense - (4.9)%
Howmet Aerospace Inc				(485)	(100,919)	3,303
TOTAL INDUSTRIALS					(100,919)	3,303
Information Technology - 10.7%
IT Services - 10.7%
IBM Corporation				(504)	(154,577)	(7,187)
TOTAL INFORMATION TECHNOLOGY					(154,577)	(7,187)
TOTAL UNITED STATES					(1,125,285)	(65,309)
TOTAL COMMON STOCKS					(1,569,948)	(63,974)
TOTAL SHORT					(1,569,948)	(63,974)

TOTAL SWAP COMPONENTS					(1,569,948)	(63,974)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.15)% to (.10)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG	8/2027 - 1/2029	1,525,118	(2,864)	274	(2,590)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
FINLAND -218.1%
Utilities - 218.1%
Electric Utilities - 218.1%
Fortum Oyj				(11,404)	(269,206)	(5,648)
TOTAL UTILITIES					(269,206)	(5,648)
TOTAL FINLAND					(269,206)	(5,648)
GERMANY -(305.0)%
Consumer Discretionary - (305.0)%
Automobiles - (305.0)%
Volkswagen AG				(2,245)	(272,330)	7,906
TOTAL CONSUMER DISCRETIONARY					(272,330)	7,906
TOTAL GERMANY					(272,330)	7,906
ITALY -22.4%
Financials - 22.4%
Banks - 22.4%
Banco BPM SpA				(13,231)	(197,924)	(580)
TOTAL FINANCIALS					(197,924)	(580)
TOTAL ITALY					(197,924)	(580)
NETHERLANDS -(300.6)%
Financials - (300.6)%
Capital Markets - (300.6)%
Euronext NV				(1,764)	(246,524)	7,785
TOTAL FINANCIALS					(246,524)	7,785
TOTAL NETHERLANDS					(246,524)	7,785
SPAIN -587.8%
Financials - 587.8%
Banks - 587.8%
CaixaBank SA				(24,158)	(318,890)	(15,221)
TOTAL FINANCIALS					(318,890)	(15,221)
TOTAL SPAIN					(318,890)	(15,221)
UNITED STATES -(111.8)%
Consumer Discretionary - (111.8)%
Automobiles - (111.8)%
Stellantis NV				(22,424)	(220,244)	2,894
TOTAL CONSUMER DISCRETIONARY					(220,244)	2,894
TOTAL UNITED STATES					(220,244)	2,894
TOTAL COMMON STOCKS					(1,525,118)	(2,864)
TOTAL SHORT					(1,525,118)	(2,864)

TOTAL SWAP COMPONENTS					(1,525,118)	(2,864)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread ranging from (.15)% to (.10)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	UBS AG	3/2028	831,569	28,084	308	28,392

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
UNITED KINGDOM -99.0%
Consumer Discretionary - 100.2%
Diversified Consumer Services - 2.5%
Pearson PLC				(14,439)	(189,916)	702
Textiles, Apparel & Luxury Goods - 97.7%
Burberry Group PLC (1)				(11,542)	(173,570)	27,740
TOTAL CONSUMER DISCRETIONARY					(363,486)	28,442
Financials - (5.8)%
Banks - (5.8)%
Barclays PLC				(51,016)	(340,484)	(1,660)
TOTAL FINANCIALS					(340,484)	(1,660)
Industrials - 4.6%
Trading Companies & Distributors - 4.6%
Howden Joinery Group PLC				(11,141)	(127,599)	1,302
TOTAL INDUSTRIALS					(127,599)	1,302
TOTAL UNITED KINGDOM					(831,569)	28,084
TOTAL COMMON STOCKS					(831,569)	28,084
TOTAL SHORT					(831,569)	28,084

TOTAL SWAP COMPONENTS					(831,569)	28,084

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .73% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2027	674,785	(10,223)	(204)	(10,427)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
JAPAN -98.0%
Communication Services - 34.2%
Wireless Telecommunication Services - 34.2%
KDDI Corp				14,700	248,194	(3,571)
TOTAL COMMUNICATION SERVICES					248,194	(3,571)
Financials - 6.2%
Insurance - 6.2%
Tokio Marine Holdings Inc				2,300	85,727	(645)
TOTAL FINANCIALS					85,727	(645)
Industrials - 57.6%
Electrical Equipment - 57.6%
Fuji Electric Co Ltd				4,800	340,864	(6,007)
TOTAL INDUSTRIALS					340,864	(6,007)
TOTAL JAPAN					674,785	(10,223)
TOTAL COMMON STOCKS					674,785	(10,223)
TOTAL SHORT					674,785	(10,223)

TOTAL SWAP COMPONENTS					674,785	(10,223)

(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CORRA-1D	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA-1D	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR-1D	Tokyo Overnight Average Rate

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $599,756 or 3.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $599,756 or 3.3% of net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	673,747	385,833	287,914	-
Consumer Discretionary	2,240,258	1,575,788	664,470	-
Consumer Staples	926,768	926,768	-	-
Energy	327,958	327,958	-	-
Financials	3,612,628	2,985,226	627,402	-
Health Care	1,286,544	1,286,544	-	-
Industrials	1,852,794	1,482,501	370,293	-
Information Technology	2,179,584	1,793,677	385,907	-
Materials	1,746,865	1,570,053	176,812	-
Real Estate	251,610	251,610	-	-
Utilities	121,951	121,951	-	-

Money Market Funds	3,525,750	3,525,750	-	-
Total Investments in Securities:	18,746,457	16,233,659	2,512,798	-
Derivative Instruments:

Assets
Swaps	360,934	-	360,934	-
Forward Foreign Currency Contracts	6,546	-	6,546	-
Total Assets	367,480	-	367,480	-

Liabilities
Swaps	(219,678)	-	(219,678)	-
Forward Foreign Currency Contracts	(134,413)	-	(134,413)	-
Total Liabilities	(354,091)	-	(354,091)	-
Total Derivative Instruments:	13,389	-	13,389	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Swaps (a)	360,934	(219,678)
Total Equity Risk	360,934	(219,678)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	6,546	(134,413)
Total Foreign Exchange Risk	6,546	(134,413)
Total Value of Derivatives	367,480	(354,091)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
JPMorgan Chase Bank NA	87,589	(108,581)	-	-	(20,992)
UBS AG	32,195	(90,855)	-	-	(58,660)
Goldman Sachs International	97,340	(44,438)	-	-	52,902
HSBC Bank PLC	72,175	(25,871)	-	-	46,304
Morgan Stanley	78,181	(84,346)	-	-	(6,165)
Total	$367,480	$(354,091)	$-	$-	$13,389

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,077,510)		$18,746,457
Foreign currency held at value (cost $19,741)		19,722
Unrealized appreciation on forward foreign currency contracts		6,546
Receivable for fund shares sold		5,250
Dividends receivable		26,351
Bi-lateral OTC swaps, at value		360,934
Prepaid expenses		1,002
Receivable from investment adviser for expense reductions		8,354
Total assets		19,174,616
Liabilities
Payable to broker	$266,896
Unrealized depreciation on forward foreign currency contracts	134,413
Payable for fund shares redeemed	4,995
Bi-lateral OTC swaps, at value	219,678
Accrued management fee	15,188
Distribution and service plan fees payable	1,610
Audit fee payable	71,876
Other payables and accrued expenses	19,224
Total liabilities		733,880
Net Assets		$18,440,736
Net Assets consist of:
Paid in capital		$15,967,039
Total accumulated earnings (loss)		2,473,697
Net Assets		$18,440,736

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,196,356 ÷ 110,835 shares)(a)		$10.79
Maximum offering price per share (100/94.25 of $10.79)		$11.45
Class M :
Net Asset Value and redemption price per share ($1,109,981 ÷ 103,248 shares)(a)		$10.75
Maximum offering price per share (100/96.50 of $10.75)		$11.14
Class C :
Net Asset Value and offering price per share ($1,068,880 ÷ 100,228 shares)(a)		$10.66
Fidelity Equity Market Neutral Fund :
Net Asset Value, offering price and redemption price per share ($12,574,663 ÷ 1,160,276 shares)		$10.84
Class I :
Net Asset Value, offering price and redemption price per share ($1,151,973 ÷ 106,296 shares)		$10.84
Class Z :
Net Asset Value, offering price and redemption price per share ($1,338,883 ÷ 123,443 shares)		$10.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$453,964
Income before foreign taxes withheld		$453,964
Less foreign taxes withheld		(23,867)
Total income		430,097
Expenses
Management fee	$148,219
Distribution and service plan fees	17,953
Custodian fees and expenses	11,174
Independent trustees' fees and expenses	5,602
Registration fees	128,783
Audit fees	102,578
Legal	1,598
Miscellaneous	1,821
Total expenses before reductions	417,728
Expense reductions	(236,808)
Total expenses after reductions		180,920
Net Investment income (loss)		249,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	180,858
Forward foreign currency contracts	(223,671)
Foreign currency transactions	40,030
Swaps	(788,543)
Total net realized gain (loss)		(791,326)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,144,971
Forward foreign currency contracts	(107,358)
Assets and liabilities in foreign currencies	501
Swaps	94,115
Total change in net unrealized appreciation (depreciation)		2,132,229
Net gain (loss)		1,340,903
Net increase (decrease) in net assets resulting from operations		$1,590,080
Statement of Changes in Net Assets

	Year ended January 31, 2026	For the period June 25, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$249,177	$98,457
Net realized gain (loss)	(791,326)	(858,040)
Change in net unrealized appreciation (depreciation)	2,132,229	550,316
Net increase (decrease) in net assets resulting from operations	1,590,080	(209,267)
Distributions to shareholders	(37,893)	-

Share transactions - net increase (decrease)	3,912,470	13,185,346
Total increase (decrease) in net assets	5,464,657	12,976,079

Net Assets
Beginning of period	12,976,079	-
End of period	$18,440,736	$12,976,079

Financial Highlights
Fidelity Advisor® Equity Market Neutral Fund Class A

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.08 D
Net realized and unrealized gain (loss)	.91	(.34)
Total from investment operations	1.07	(.26)
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$10.79	$9.74
Total Return E,F,G	10.46 % H	(2.60)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	2.98%	3.25% K,L
Expenses net of fee waivers, if any	1.35%	1.36% K
Expenses net of all reductions, if any	1.35%	1.34% K
Net investment income (loss)	1.54%	.74% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,196	$1,015
Portfolio turnover rate M	59%	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 10.23%.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class M

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.06 D
Net realized and unrealized gain (loss)	.91	(.33)
Total from investment operations	1.04	(.27)
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$10.75	$9.73
Total Return E,F,G	10.17 % H	(2.70)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	3.23%	3.50% K,L
Expenses net of fee waivers, if any	1.60%	1.61% K
Expenses net of all reductions, if any	1.60%	1.59% K
Net investment income (loss)	1.29%	.49% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,110	$973
Portfolio turnover rate M	59%	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 9.94%.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class C

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.03 D
Net realized and unrealized gain (loss)	.90	(.33)
Total from investment operations	.98	(.30)
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$10.66	$9.70
Total Return E,F,G	9.58 % H	(3.00)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	3.75%	4.00% K,L
Expenses net of fee waivers, if any	2.10%	2.12% K
Expenses net of all reductions, if any	2.10%	2.09% K
Net investment income (loss)	.79%	(.02)% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,069	$970
Portfolio turnover rate M	59%	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.92)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 9.35%.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Market Neutral Fund

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.09 D
Net realized and unrealized gain (loss)	.92	(.33)
Total from investment operations	1.10	(.24)
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$10.84	$9.76
Total Return E,F	10.75 % G	(2.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.67%	2.97% J,K
Expenses net of fee waivers, if any	1.10%	1.11% J
Expenses net of all reductions, if any	1.10%	1.08% J
Net investment income (loss)	1.79%	.99% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$12,575	$8,026
Portfolio turnover rate L	59%	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .09%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 10.52%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class I

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.09 D
Net realized and unrealized gain (loss)	.92	(.33)
Total from investment operations	1.10	(.24)
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$10.84	$9.76
Total Return E,F	10.75 % G	(2.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.74%	3.00% J,K
Expenses net of fee waivers, if any	1.10%	1.11% J
Expenses net of all reductions, if any	1.10%	1.08% J
Net investment income (loss)	1.79%	.99% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,152	$1,017
Portfolio turnover rate L	59%	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .09%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 10.52%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class Z

Years ended January 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.10 D
Net realized and unrealized gain (loss)	.92	(.34)
Total from investment operations	1.11	(.24)
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$10.85	$9.76
Total Return E,F	10.85 % G	(2.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.68%	2.95% J,K
Expenses net of fee waivers, if any	1.05%	1.06% J
Expenses net of all reductions, if any	1.05%	1.03% J
Net investment income (loss)	1.84%	1.04% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,339	$976
Portfolio turnover rate L	59%	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 10.62%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Equity Market Neutral Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Equity Market Neutral Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contracts for difference, passive foreign investment companies (PFIC), net operating losses and capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,113,339
Gross unrealized depreciation	(445,410)
Net unrealized appreciation (depreciation)	$2,667,929
Tax Cost	$16,079,156

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$2,668,138

The Fund intends to elect to defer to its next fiscal year $18,730 of capital losses recognized during the period November 1, 2025 to January 31, 2026 and $175,712 of ordinary losses recognized during the period January 1, 2026 to January 31, 2026.

The tax character of distributions paid was as follows:

January 31, 2026
Long-term Capital Gains	$37,893

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Equity Market Neutral Fund
Equity Risk
Swaps	(788,543)	94,115
Total Equity Risk	(788,543)	94,115
Foreign Exchange Risk
Forward Foreign Currency Contracts	(223,671)	(107,358)
Total Foreign Exchange Risk	(223,671)	(107,358)
Totals	(1,012,214)	(13,243)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Equity Market Neutral Fund	7,333,656

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Equity Market Neutral Fund	17,898,735

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into contracts for difference (CFD), which are total return swap transactions, to obtain exposure to long and/or short positions in a single equity stock or financial index for hedging, efficient portfolio management and investment purposes. The Fund may trade in and out of these long and short positions and receives the economic benefits and risks equivalent to direct investments in these positions, which includes unrealized appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Fund and the counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables).
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Market Neutral Fund	9,991,435	7,354,602
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	1.00%
Class M	1.00%
Class C	1.00%
Fidelity Equity Market Neutral Fund	1.00%
Class I	1.00%
Class Z	.95%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,728	2,537
Class M	.25%	.25%	5,160	5,060
Class C	.75%	.25%	10,065	10,065
			17,953	17,662

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	381
Class M	4
385

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, FMR reimbursed the Fund $34,859 for an operational error which is included within Share Transactions in the accompanying Statement of Changes in Net Assets.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Equity Market Neutral Fund	7
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.35%	17,784
Class M	1.60%	16,869
Class C	2.10%	16,567
Fidelity Equity Market Neutral Fund	1.10%	151,036
Class I	1.10%	17,752
Class Z	1.05%	16,800
		236,808
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Year ended January 31, 2026
Fidelity Equity Market Neutral Fund
Distributions to shareholders
Class A	$2,631
Class M	2,472
Class C	2,400
Fidelity Equity Market Neutral Fund	25,490
Class I	2,500
Class Z	2,400
Total	$37,893
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025 A	Year ended January 31, 2026	Year ended January 31, 2025 A
Fidelity Equity Market Neutral Fund
Class A
Shares sold	6,549	104,175	$66,906	$1,040,000
Reinvestment of distributions	247	-	2,631	-
Shares redeemed	(136)	-	(1,479)	-
Net increase (decrease)	6,660	104,175	$68,058	$1,040,000
Class M
Shares sold	3,015	100,000	$29,960	$1,000,004
Reinvestment of distributions	233	-	2,472	-
Net increase (decrease)	3,248	100,000	$32,432	$1,000,004
Class C
Shares sold	-	100,000	$ -	$1,000,000
Reinvestment of distributions	228	-	2,400	-
Net increase (decrease)	228	100,000	$2,400	$1,000,000
Fidelity Equity Market Neutral Fund
Shares sold	539,684	843,074	$5,593,195	$8,304,570
Reinvestment of distributions	1,651	-	17,654	-
Shares redeemed	(203,481)	(20,652)	(2,079,697)	(199,218)
Net increase (decrease)	337,854	822,422	$3,531,152	$8,105,352
Class I
Shares sold	8,587	104,318	$87,964	$1,041,400
Reinvestment of distributions	234	-	2,500	-
Shares redeemed	(6,696)	(147)	(67,964)	(1,410)
Net increase (decrease)	2,125	104,171	$22,500	$1,039,990
Class Z
Shares sold	24,294	100,000	$265,229	$1,000,000
Reinvestment of distributions	225	-	2,400	-
Shares redeemed	(1,076)	-	(11,701)	-
Net increase (decrease)	23,443	100,000	$255,928	$1,000,000

A For the period June 25, 2024 (commencement of operations) through January 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Equity Market Neutral Fund	59
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Equity Market Neutral Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Equity Market Neutral Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets and  financial highlights for the year then ended and for the period from June 25, 2024 (commencement of operations) through January 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from June 25, 2024 (commencement of operations) through January 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 19, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $36,050, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity Equity Market Neutral Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the fund's sub-advisory agreements, including the sub-advisory and sub-subadvisory agreements with FIL Investment Advisors (FIA) and FIL Investment Advisors (UK) Limited (FIA (UK)) (together, the Advisory Contracts). FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class of the fund; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by FIA and FIA (UK) with respect to the fund and monitoring and overseeing the performance and investment capabilities of FIA and FIA (UK). The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of FIA and FIA (UK).
The Board also considered the nature, extent and quality of services provided by FIA and FIA (UK). The Trustees noted that, subject to oversight by Fidelity, FIA and FIA (UK) are responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that FIA and FIA (UK) are responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's class-level unitary management fees rate as well as other fund or class expenses, as applicable, such as fund-paid 12b-1 fees. The Board noted that differences among the classes' net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes within the total peer group; and (ii) total expense comparisons of the retail class of the fund relative to the total peer group.
The information provided to the Board indicated that the management fee rate and total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended March 31, 2025.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.35%, 1.60%, 2.10%, 1.10%, 1.05% and 1.10% through May 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of FIA's and FIA (UK)'s relationship with the fund.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2026.

1.9911985.101
EMN-ANN-0426
Fidelity® SAI Managed Futures Fund

Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Managed Futures Fund
Consolidated Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 1.4%
	Shares	Value ($)
UNITED STATES - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp (Cost $2,517,345)	13,500	2,580,255

Domestic Equity Funds - 3.5%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $5,681,333)	9,000	6,255,270

U.S. Treasury Obligations - 49.5%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/17/2026 (c)(d)(e)	3.58	66,900,000	66,799,232
US Treasury Bills 0% 3/5/2026 (e)	3.63	21,700,000	21,632,650
TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,424,214)			88,431,882

Money Market Funds - 45.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $80,532,891)	3.70	80,512,624	80,528,727

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $177,155,783)	177,796,134
NET OTHER ASSETS (LIABILITIES) - 0.5%	905,666
NET ASSETS - 100.0%	178,701,800

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
CBOT KC Hard Red Winter Wheat Contracts (United States)	20	3/2026	544,750	25,171
CBOT Soybean Contracts (United States)	24	3/2026	1,277,100	(305)
CBOT Soybean Oil Contracts (United States)	9	7/2026	293,706	(3,693)
CBOT Wheat Contracts (United States)	16	3/2026	430,400	21,204
CEC Copper Contracts (United States)	19	7/2026	2,867,100	10,989
CEC Gold Bullion Contracts (United States)	2	4/2026	949,020	49,665
CEC Silver Bullion Contracts (United States)	1	3/2026	392,655	148,012
CME Lean Hogs Contracts (United States)	312	6/2026	13,469,040	709,019
CME Live Cattle Contracts (United States)	8	4/2026	757,760	6,243
CME Live Cattle Contracts (United States)	17	6/2026	1,575,730	33,623
ICE Brent Crude Oil Contracts (United Kingdom)	32	5/2026	2,162,560	130,022
ICE Brent Crude Oil Contracts (United Kingdom)	28	3/2026	1,921,080	201,446
ICE Coffee C Contracts (United States)	4	3/2026	498,375	(28,533)
ICE Coffee C Contracts (United States)	3	7/2026	347,625	(26,115)
ICE Cotton No 2 Contracts (United States)	320	7/2026	10,648,000	(91,617)
ICE Gas Oil Contracts (United Kingdom)	43	7/2026	2,899,275	232,380
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	24	3/2026	1,750,800	213,248
LME Aluminum Contracts (United Kingdom)	96	3/2026	7,530,984	286,630
LME Lead Contracts (United Kingdom)	100	3/2026	4,977,800	(90,409)
LME Nickel Contracts (United Kingdom)	43	3/2026	4,605,535	81,393
LME Zinc Contracts (United Kingdom)	68	3/2026	5,800,230	441,171
NYMEX Gasoline RBOB Contracts (United States)	33	6/2026	2,975,881	157,851
NYMEX Heating Oil Contracts (United States)	16	2/2026	1,702,176	210,730
NYMEX Heating Oil Contracts (United States)	31	6/2026	2,986,267	199,545
NYMEX Natural Gas Contracts (United States)	13	2/2026	566,020	38,362
NYMEX Palladium Bullion Contracts (United States)	4	3/2026	681,240	93,320
NYMEX Platinum Bullion Contracts (United States)	5	4/2026	530,400	108,056
NYMEX WTI Crude Contracts (United States)	20	2/2026	1,304,200	133,337
NYMEX WTI Crude Contracts (United States)	33	6/2026	2,097,150	127,225

TOTAL COMMODITY CONTRACTS				3,417,970

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	29	3/2026	4,456,344	66,045
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	7	3/2026	1,715,280	4,300
CME E-Mini Nasdaq 100 Index Contracts (United States)	2	3/2026	1,026,800	8,256
CME E-Mini Russell 2000 Index Contracts (United States)	11	3/2026	1,443,530	21,009
CME E-Mini S&P 500 Index Contracts (United States)	1	3/2026	348,288	3,826
CME E-Mini S&P MidCap 400 Index Contracts (United States)	3	3/2026	1,034,250	5,029
Eurex DAX Index Contracts (Germany)	2	3/2026	1,458,929	23,874
Eurex Euro STOXX 50 Contracts (Germany)	48	3/2026	3,385,929	91,439
Eurex SMI Contracts (Germany)	49	3/2026	8,295,233	49,249
Euronext CAC 40 Index Contracts (France)	26	2/2026	2,507,596	(41,447)
HKEX Hang Seng Index Contracts (Hong Kong)	34	2/2026	2,034,882	21,327
HKEX Hang Seng Index Contracts (Hong Kong)	13	2/2026	2,288,117	46,025
ICE FTSE 100 Index Contracts (United Kingdom)	31	3/2026	4,322,269	165,295
ICE MSCI EAFE Index Contracts (United States)	18	3/2026	2,733,120	95,129
ICE MSCI Emerging Markets Index Contracts (United States)	79	3/2026	6,007,160	511,924
IDEM FTSE MIB Index Contracts (Italy)	14	3/2026	3,788,284	112,775
KRX KOSPI 200 Index Contracts (South Korea)	22	3/2026	2,924,907	708,893
MEFF IBEX 35 Index Contracts (Spain)	22	2/2026	4,661,154	58,486
OMXS30 Index Contracts (Sweden)	123	2/2026	4,179,860	57,329
OSE Nikkei 225 Index Contracts (Japan)	12	3/2026	4,139,829	159,837
OSE TOPIX Contracts (Japan)	19	3/2026	4,391,509	159,259
SGX FTSE China A50 Index Contracts (Singapore)	260	2/2026	3,888,300	7,543
SGX MSCI Singapore Index Contracts (Singapore)	185	2/2026	6,688,271	(48,469)
TFEX SET50 Index Contracts (Thailand)	1,086	3/2026	6,049,244	293,144
TME S&P/TSX 60 Index Contracts (Canada)	20	3/2026	5,442,515	(35,811)

TOTAL EQUITY CONTRACTS				2,544,266

Interest Rate Contracts
Eurex Euro-OAT Contracts (Germany)	28	3/2026	4,046,832	24,695
ICE 3M SONIA Index Contracts (United States)	23	9/2026	7,595,386	(3,265)
ICE 3M SONIA Index Contracts (United States)	47	12/2026	15,533,868	(5,678)
ICE 3M SONIA Index Contracts (United States)	47	3/2027	15,535,476	(5,236)
OSE 10Y Japan Treasury Bond Contracts (Japan)	16	3/2026	13,606,617	(147,927)
TME 3M CORRA Contracts (Canada)	22	9/2026	3,949,143	(1,346)
TME 3M CORRA Contracts (Canada)	32	12/2026	5,741,857	(5,147)
TME 3M CORRA Contracts (Canada)	187	6/2026	33,562,562	(7,854)

TOTAL INTEREST RATE CONTRACTS				(151,758)

TOTAL LONG				5,810,478

SHORT

Commodity Contracts
CBOT Corn Contracts (United States)	98	3/2026	2,098,425	29,522
CBOT Corn Contracts (United States)	28	7/2026	618,800	1,256
CBOT KC Hard Red Winter Wheat Contracts (United States)	28	7/2026	794,500	(22,845)
CBOT Soybean Contracts (United States)	2	7/2026	109,050	119
CBOT Soybean Meal Contracts (United States)	10	3/2026	293,600	11,935
CBOT Soybean Meal Contracts (United States)	10	7/2026	302,600	889
CBOT Soybean Oil Contracts (United States)	28	3/2026	898,968	(30,470)
CBOT Wheat Contracts (United States)	42	7/2026	1,167,075	(37,335)
CEC Copper Contracts (United States)	1	3/2026	148,100	(240)
CME Lean Hogs Contracts (United States)	392	4/2026	14,919,520	(355,032)
ICE Cocoa Contracts (United States)	44	3/2026	1,832,600	776,066
ICE Cocoa Contracts (United States)	9	7/2026	384,570	85,858
ICE Cotton No 2 Contracts (United States)	414	3/2026	13,076,190	196,522
ICE Sugar No 11 Contracts (United States)	50	2/2026	799,120	34,915
ICE Sugar No 11 Contracts (United States)	68	6/2026	1,054,816	47,967
LME Aluminum Contracts (United Kingdom)	14	3/2026	1,098,269	(67,373)
LME Lead Contracts (United Kingdom)	23	3/2026	1,144,894	(19,048)
LME Nickel Contracts (United Kingdom)	12	3/2026	1,285,266	(235,799)
LME Zinc Contracts (United Kingdom)	7	3/2026	597,083	(55,985)
NYMEX Gasoline RBOB Contracts (United States)	8	2/2026	652,579	(29,281)
NYMEX Natural Gas Contracts (United States)	14	6/2026	606,620	(12,570)

TOTAL COMMODITY CONTRACTS				319,071

Equity Contracts
JSE FTSE TOP 40 Index Contracts (South Africa)	5	3/2026	350,587	1,071
NSE IFSC Nifty 50 Contract (India)	15	2/2026	762,120	413
SGX FTSE Taiwan Index Contracts (Singapore)	9	2/2026	934,740	9,276

TOTAL EQUITY CONTRACTS				10,760

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	115	3/2026	8,740,907	13,564
ASX 3Y Australia Treasury Bond Contracts (Australia)	378	3/2026	27,580,278	70,566
CBOT 10Y US Treasury Notes Contracts (United States)	34	3/2026	3,798,969	10,013
CBOT 2Y US Treasury Notes Contracts (United States)	327	3/2026	68,164,172	92,223
CBOT 5Y US Treasury Notes Contracts (United States)	164	3/2026	17,859,344	71,569
CBOT US Treasury Long Bond Contracts (United States)	16	3/2026	1,836,000	8,913
CBOT US Treasury Ultra Bond Contracts (United States)	34	3/2026	3,979,063	50,789
CME 3M US SOFR Index Contracts (United States)	86	9/2026	20,763,625	4,293
CME 3M US SOFR Index Contracts (United States)	57	12/2026	13,787,588	(2,409)
CME 3M US SOFR Index Contracts (United States)	183	6/2026	44,096,138	19,473
CME 3M US SOFR Index Contracts (United States)	42	3/2027	10,166,625	(5,557)
Eurex Euro-BTP Contracts (Germany)	5	3/2026	717,789	(3,507)
Eurex Euro-Bobl Contracts (Germany)	106	3/2026	14,651,708	(28,631)
Eurex Euro-Bund Contracts (Germany)	36	3/2026	5,469,347	(25,453)
Eurex Euro-Buxl Contracts (Germany)	37	3/2026	4,819,112	35,593
Eurex Euro-Schatz Contracts (Germany)	601	3/2026	76,158,625	(19,303)
ICE 3M EURIBOR Index Contracts (United States)	136	9/2026	39,493,847	(22,336)
ICE 3M EURIBOR Index Contracts (United States)	111	12/2026	32,227,370	(34,025)
ICE 3M EURIBOR Index Contracts (United States)	225	6/2026	65,329,084	(4,729)
ICE 3M EURIBOR Index Contracts (United States)	399	3/2026	115,820,682	21,281
ICE Long GILT Futures (United Kingdom)	21	3/2026	2,610,607	14,547
KRX 10Y Korea Treasury Bond Contracts (South Korea)	111	3/2026	8,489,140	104,321
KRX 3Y Korea Treasury Bond Contracts (South Korea)	142	3/2026	10,271,711	13,880
TME 3M CORRA Contracts (Canada)	31	3/2027	5,556,733	(4,470)
TMX 10Y Canadian Bond Contracts (Canada)	22	3/2026	1,956,274	(1,462)

TOTAL INTEREST RATE CONTRACTS				379,143

TOTAL SHORT				708,974

TOTAL FUTURES CONTRACTS				6,519,452
The notional amount of long futures as a percentage of Net Assets is 149.6%.
The notional amount of short futures as a percentage of Net Assets is 363.6%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,875,000	USD	1,241,237	Bank of America NA	3/2026	64,283
AUD	1,434,000	USD	954,003	JPMorgan Chase Bank NA	3/2026	44,458
AUD	1,720,000	USD	1,147,845	JPMorgan Chase Bank NA	3/2026	49,752
AUD	1,613,000	USD	1,069,395	State Street Bank & Trust Co	3/2026	53,700
AUD	971,000	USD	647,242	State Street Bank & Trust Co	3/2026	28,842
AUD	2,963,000	USD	2,072,423	State Street Bank & Trust Co	3/2026	(9,355)
AUD	3,164,000	USD	2,141,300	State Street Bank & Trust Co	3/2026	61,720
BRL	3,518,000	USD	622,820	Bank of America NA	4/2026	36,506
BRL	30,828,000	USD	5,526,217	Bank of America NA	4/2026	251,417
BRL	7,201,000	USD	1,334,482	Bank of America NA	4/2026	15,094
CAD	3,474,000	USD	2,548,460	JPMorgan Chase Bank NA	3/2026	7,342
CAD	1,740,000	USD	1,253,560	JPMorgan Chase Bank NA	3/2026	26,548
CAD	6,050,000	USD	4,384,541	JPMorgan Chase Bank NA	3/2026	66,410
CAD	1,504,000	USD	1,102,888	JPMorgan Chase Bank NA	3/2026	3,596
CAD	2,014,000	USD	1,477,456	Royal Bank of Canada	3/2026	4,232
CAD	1,678,000	USD	1,223,053	Royal Bank of Canada	3/2026	11,442
CAD	2,812,000	USD	2,040,807	Royal Bank of Canada	3/2026	27,965
CAD	4,570,000	USD	3,327,482	Royal Bank of Canada	3/2026	34,641
CAD	2,606,000	USD	1,906,677	State Street Bank & Trust Co	3/2026	10,543
CAD	841,000	USD	610,556	State Street Bank & Trust Co	3/2026	8,163
CAD	4,763,000	USD	3,467,980	State Street Bank & Trust Co	3/2026	36,132
CAD	1,326,000	USD	967,522	State Street Bank & Trust Co	3/2026	8,009
CAD	7,161,000	USD	5,201,407	State Street Bank & Trust Co	3/2026	66,900
CHF	1,271,000	USD	1,613,046	JPMorgan Chase Bank NA	3/2026	38,725
CHF	801,000	USD	1,025,633	JPMorgan Chase Bank NA	3/2026	15,333
CHF	445,000	USD	557,586	JPMorgan Chase Bank NA	3/2026	20,728
CHF	823,000	USD	1,052,107	JPMorgan Chase Bank NA	3/2026	17,450
CHF	599,000	USD	766,533	JPMorgan Chase Bank NA	3/2026	11,917
CHF	728,000	USD	941,425	State Street Bank & Trust Co	3/2026	4,672
CHF	703,000	USD	919,042	State Street Bank & Trust Co	3/2026	(5,435)
CHF	1,416,000	USD	1,800,759	State Street Bank & Trust Co	3/2026	39,451
CHF	1,127,000	USD	1,429,456	State Street Bank & Trust Co	3/2026	35,175
CLP	488,231,000	USD	534,170	Bank of America NA	3/2026	24,392
CLP	498,287,000	USD	551,385	Bank of America NA	3/2026	18,681
CLP	1,270,141,000	USD	1,456,417	Bank of America NA	3/2026	(3,309)
CLP	2,550,396,000	USD	2,755,100	State Street Bank & Trust Co	3/2026	162,686
CNH	4,540,000	USD	652,533	BNP Paribas SA	3/2026	1,295
CNH	3,899,000	USD	562,343	BNP Paribas SA	3/2026	(829)
CNH	4,015,000	USD	579,172	Bank of America NA	3/2026	(952)
CNH	5,318,000	USD	762,916	Brown Brothers Harriman & Co.	3/2026	2,956
CNH	4,381,000	USD	630,885	Brown Brothers Harriman & Co.	3/2026	45
CNH	4,513,000	USD	644,754	Brown Brothers Harriman & Co.	3/2026	5,185
CNH	3,674,000	USD	523,865	Brown Brothers Harriman & Co.	3/2026	5,246
CNH	4,741,000	USD	684,405	Brown Brothers Harriman & Co.	3/2026	(1,630)
CNH	3,830,000	USD	550,171	Brown Brothers Harriman & Co.	3/2026	1,406
CNH	4,707,000	USD	678,308	Brown Brothers Harriman & Co.	3/2026	(430)
CNH	3,598,000	USD	517,603	Brown Brothers Harriman & Co.	3/2026	562
CNH	4,200,000	USD	602,362	Brown Brothers Harriman & Co.	3/2026	2,501
CNH	6,454,000	USD	930,140	State Street Bank & Trust Co	3/2026	(667)
COP	1,907,147,000	USD	502,145	Bank of America NA	3/2026	9,409
COP	2,940,860,000	USD	752,138	Bank of America NA	3/2026	36,689
COP	1,871,161,000	USD	491,764	Bank of America NA	3/2026	10,138
COP	19,715,046,000	USD	5,035,772	Bank of America NA	3/2026	252,395
COP	7,076,050,000	USD	1,897,064	Bank of America NA	3/2026	945
CZK	13,685,000	USD	658,528	JPMorgan Chase Bank NA	3/2026	8,251
CZK	11,374,000	USD	550,816	Royal Bank of Canada	3/2026	3,364
CZK	44,919,000	USD	2,155,949	State Street Bank & Trust Co	3/2026	32,655
EUR	797,000	USD	942,609	JPMorgan Chase Bank NA	3/2026	4,039
EUR	612,000	USD	731,679	Royal Bank of Canada	3/2026	(4,768)
EUR	450,000	USD	531,702	State Street Bank & Trust Co	3/2026	2,792
EUR	614,000	USD	722,410	State Street Bank & Trust Co	3/2026	6,876
EUR	643,000	USD	767,233	State Street Bank & Trust Co	3/2026	(3,501)
EUR	503,000	USD	592,575	State Street Bank & Trust Co	3/2026	4,870
EUR	522,000	USD	615,439	State Street Bank & Trust Co	3/2026	4,573
GBP	1,666,000	USD	2,237,192	BNP Paribas SA	3/2026	42,355
GBP	429,000	USD	591,365	Bank of America NA	3/2026	(4,375)
GBP	2,635,000	USD	3,540,002	Bank of America NA	3/2026	65,405
GBP	731,000	USD	988,783	Brown Brothers Harriman & Co.	3/2026	11,427
GBP	942,000	USD	1,272,217	JPMorgan Chase Bank NA	3/2026	16,698
GBP	1,143,000	USD	1,571,673	JPMorgan Chase Bank NA	3/2026	(7,734)
GBP	922,000	USD	1,237,816	JPMorgan Chase Bank NA	3/2026	23,734
GBP	721,000	USD	972,841	JPMorgan Chase Bank NA	3/2026	13,686
GBP	1,013,000	USD	1,350,186	JPMorgan Chase Bank NA	3/2026	35,877
GBP	516,000	USD	690,981	Royal Bank of Canada	3/2026	15,049
HUF	172,136,000	USD	518,985	Bank of America NA	3/2026	14,365
HUF	1,403,831,000	USD	4,231,339	Bank of America NA	3/2026	118,324
HUF	522,766,000	USD	1,584,665	JPMorgan Chase Bank NA	3/2026	35,085
IDR	8,755,534,000	USD	522,002	Bank of America NA	3/2026	(785)
IDR	8,525,694,000	USD	508,117	Bank of America NA	3/2026	(582)
IDR	9,486,489,000	USD	566,730	JPMorgan Chase Bank NA	3/2026	(1,999)
ILS	1,682,000	USD	537,907	State Street Bank & Trust Co	3/2026	4,920
INR	48,261,000	USD	532,271	Bank of America NA	3/2026	(7,417)
INR	113,177,000	USD	1,230,854	Bank of America NA	3/2026	(18)
INR	122,950,000	USD	1,351,604	JPMorgan Chase Bank NA	3/2026	(14,484)
INR	260,554,000	USD	2,876,348	Royal Bank of Canada	3/2026	(42,742)
JPY	79,204,000	USD	514,611	BNP Paribas SA	3/2026	(1,005)
JPY	78,246,000	USD	510,271	Brown Brothers Harriman & Co.	3/2026	(2,877)
JPY	98,179,000	USD	641,685	Brown Brothers Harriman & Co.	3/2026	(5,033)
JPY	79,792,000	USD	514,006	JPMorgan Chase Bank NA	3/2026	3,413
JPY	80,390,000	USD	515,545	State Street Bank & Trust Co	3/2026	5,752
MXN	9,610,000	USD	530,722	Bank of America NA	3/2026	17,026
MXN	13,763,000	USD	757,651	Bank of America NA	3/2026	26,810
MXN	110,641,000	USD	6,014,102	Royal Bank of Canada	3/2026	292,192
MXN	43,313,000	USD	2,464,085	State Street Bank & Trust Co	3/2026	4,661
NOK	6,789,000	USD	704,614	BNP Paribas SA	3/2026	190
NOK	15,895,000	USD	1,568,311	Bank of America NA	3/2026	81,837
NOK	19,748,000	USD	1,931,748	Bank of America NA	3/2026	118,401
NOK	18,140,000	USD	1,786,040	Bank of America NA	3/2026	97,174
NOK	7,214,000	USD	710,912	Citibank NA	3/2026	38,013
NZD	16,722,000	USD	9,725,288	BNP Paribas SA	3/2026	359,139
NZD	1,309,000	USD	758,768	Bank of America NA	3/2026	30,642
NZD	1,381,000	USD	795,801	State Street Bank & Trust Co	3/2026	37,029
NZD	1,035,000	USD	624,846	State Street Bank & Trust Co	3/2026	(675)
NZD	1,503,000	USD	873,822	State Street Bank & Trust Co	3/2026	32,583
NZD	1,565,000	USD	905,606	State Street Bank & Trust Co	3/2026	38,188
PEN	2,283,000	USD	677,488	Bank of America NA	3/2026	(535)
PEN	3,057,000	USD	905,778	Bank of America NA	3/2026	682
PEN	2,095,000	USD	621,939	Bank of America NA	3/2026	(731)
PEN	11,583,000	USD	3,451,430	Bank of America NA	3/2026	(16,847)
PEN	27,020,000	USD	7,996,449	State Street Bank & Trust Co	3/2026	15,504
PHP	30,061,000	USD	509,508	Bank of America NA	3/2026	59
PHP	29,949,000	USD	505,383	Bank of America NA	3/2026	2,286
PHP	58,337,000	USD	979,631	State Street Bank & Trust Co	3/2026	9,246
PLN	1,881,000	USD	525,664	Bank of America NA	3/2026	3,699
PLN	4,488,000	USD	1,244,276	JPMorgan Chase Bank NA	3/2026	18,765
PLN	9,067,000	USD	2,491,050	State Street Bank & Trust Co	3/2026	60,641
RON	2,295,000	USD	528,703	Bank of America NA	3/2026	4,230
RON	2,815,000	USD	644,949	Bank of America NA	3/2026	8,736
RON	19,456,000	USD	4,423,171	JPMorgan Chase Bank NA	3/2026	94,802
RON	2,314,000	USD	530,929	State Street Bank & Trust Co	3/2026	6,417
SEK	8,481,000	USD	923,528	BNP Paribas SA	3/2026	30,671
SEK	4,888,000	USD	533,117	BNP Paribas SA	3/2026	16,832
SEK	6,678,000	USD	747,455	Bank of America NA	3/2026	3,888
SEK	5,229,000	USD	566,541	Bank of America NA	3/2026	21,774
SEK	7,108,000	USD	770,609	Bank of America NA	3/2026	29,113
SEK	4,734,000	USD	534,901	Bank of America NA	3/2026	(2,278)
SEK	21,273,000	USD	2,402,781	Bank of America NA	3/2026	(9,353)
SEK	11,799,000	USD	1,277,599	Bank of America NA	3/2026	49,908
SEK	6,825,000	USD	748,825	Bank of America NA	3/2026	19,056
SEK	11,060,000	USD	1,251,451	Bank of America NA	3/2026	(7,089)
SGD	937,000	USD	740,447	BNP Paribas SA	3/2026	(1,681)
SGD	670,000	USD	529,921	Brown Brothers Harriman & Co.	3/2026	(1,668)
SGD	4,741,000	USD	3,708,861	Brown Brothers Harriman & Co.	3/2026	29,119
SGD	648,000	USD	505,693	Brown Brothers Harriman & Co.	3/2026	5,215
SGD	1,044,000	USD	828,579	Brown Brothers Harriman & Co.	3/2026	(5,450)
THB	17,140,000	USD	551,953	JPMorgan Chase Bank NA	3/2026	(7,155)
THB	20,551,000	USD	659,638	JPMorgan Chase Bank NA	3/2026	(6,420)
THB	18,696,000	USD	595,907	JPMorgan Chase Bank NA	3/2026	(1,652)
THB	12,380,000	USD	390,666	JPMorgan Chase Bank NA	3/2026	2,835
THB	15,742,000	USD	500,743	JPMorgan Chase Bank NA	3/2026	(380)
TWD	165,077,000	USD	5,287,540	Bank of America NA	3/2026	(43,493)
TWD	27,679,000	USD	877,306	Bank of America NA	3/2026	1,981
USD	2,591,348	AUD	3,882,000	Brown Brothers Harriman & Co.	3/2026	(111,599)
USD	510,598	AUD	763,000	Brown Brothers Harriman & Co.	3/2026	(20,661)
USD	3,952,380	AUD	5,938,000	Royal Bank of Canada	3/2026	(182,112)
USD	645,311	AUD	947,000	State Street Bank & Trust Co	3/2026	(14,063)
USD	1,278,025	AUD	1,865,000	State Street Bank & Trust Co	3/2026	(20,531)
USD	730,593	AUD	1,086,000	State Street Bank & Trust Co	3/2026	(25,563)
USD	828,137	CAD	1,135,000	Brown Brothers Harriman & Co.	3/2026	(6,877)
USD	1,011,281	CAD	1,385,000	JPMorgan Chase Bank NA	3/2026	(7,656)
USD	799,083	CAD	1,093,000	State Street Bank & Trust Co	3/2026	(5,031)
USD	637,489	CHF	488,000	BNP Paribas SA	3/2026	3,293
USD	1,040,724	CHF	823,000	JPMorgan Chase Bank NA	3/2026	(28,833)
USD	3,696,481	CHF	2,950,000	JPMorgan Chase Bank NA	3/2026	(137,289)
USD	1,837,841	CHF	1,447,000	State Street Bank & Trust Co	3/2026	(42,656)
USD	1,102,533	CHF	845,000	State Street Bank & Trust Co	3/2026	4,385
USD	1,674,091	CHF	1,321,000	State Street Bank & Trust Co	3/2026	(42,659)
USD	1,124,428	CHF	886,000	State Street Bank & Trust Co	3/2026	(27,002)
USD	3,411,578	CNH	23,956,000	BNP Paribas SA	3/2026	(38,444)
USD	550,837	EUR	474,000	JPMorgan Chase Bank NA	3/2026	(12,162)
USD	130,935	EUR	112,000	JPMorgan Chase Bank NA	3/2026	(2,094)
USD	1,701,922	GBP	1,260,000	Bank of America NA	3/2026	(22,105)
USD	196,941	GBP	148,000	Brown Brothers Harriman & Co.	3/2026	(5,564)
USD	1,698,445	GBP	1,272,000	JPMorgan Chase Bank NA	3/2026	(42,002)
USD	277,566	ILS	894,000	BNP Paribas SA	3/2026	(10,952)
USD	2,505,528	JPY	388,899,000	JPMorgan Chase Bank NA	3/2026	(16,327)
USD	663,600	JPY	104,466,000	State Street Bank & Trust Co	3/2026	(13,821)
USD	664,228	JPY	104,708,000	State Street Bank & Trust Co	3/2026	(14,761)
USD	1,829,006	KRW	2,677,116,000	Bank of America NA	3/2026	(19,181)
USD	644,691	KRW	943,183,000	Bank of America NA	3/2026	(6,449)
USD	2,555,336	NOK	25,918,000	BNP Paribas SA	3/2026	(135,355)
USD	1,041,080	NOK	10,278,000	Bank of America NA	3/2026	(25,936)
USD	541,246	NOK	5,451,000	Bank of America NA	3/2026	(24,653)
USD	835,180	NOK	8,168,000	Bank of America NA	3/2026	(12,786)
USD	542,473	NOK	5,406,000	JPMorgan Chase Bank NA	3/2026	(18,754)
USD	652,814	NOK	6,514,000	JPMorgan Chase Bank NA	3/2026	(23,440)
USD	1,793,613	NZD	3,062,000	Bank of America NA	3/2026	(52,967)
USD	557,915	NZD	969,000	Brown Brothers Harriman & Co.	3/2026	(26,453)
USD	896,424	NZD	1,493,000	Brown Brothers Harriman & Co.	3/2026	(3,950)
USD	1,314,544	NZD	2,247,000	Brown Brothers Harriman & Co.	3/2026	(40,539)
USD	1,258,567	NZD	2,127,000	State Street Bank & Trust Co	3/2026	(24,149)
USD	923,597	NZD	1,592,000	State Street Bank & Trust Co	3/2026	(36,480)
USD	795,620	NZD	1,359,000	State Street Bank & Trust Co	3/2026	(23,943)
USD	4,225,446	RON	18,348,000	BNP Paribas SA	3/2026	(35,234)
USD	881,677	SEK	7,941,000	Bank of America NA	3/2026	(11,766)
USD	1,940,277	SEK	17,883,000	Bank of America NA	3/2026	(71,741)
USD	1,362,295	SEK	12,636,000	Bank of America NA	3/2026	(59,383)
USD	10,975,889	SEK	102,104,000	State Street Bank & Trust Co	3/2026	(511,844)
USD	1,425,537	SEK	12,946,000	State Street Bank & Trust Co	3/2026	(31,019)
USD	589,678	SGD	757,000	Bank of America NA	3/2026	(7,169)
USD	1,457,391	SGD	1,866,000	Bank of America NA	3/2026	(13,832)
USD	551,662	SGD	703,000	Bank of America NA	3/2026	(2,609)
USD	11,032,803	SGD	14,208,000	Royal Bank of Canada	3/2026	(169,312)
USD	2,539,090	SGD	3,250,000	State Street Bank & Trust Co	3/2026	(23,330)
USD	3,194,977	TWD	100,498,000	Bank of America NA	3/2026	2,429
USD	1,521,725	TWD	47,630,000	Bank of America NA	3/2026	8,650
USD	6,129,936	TWD	190,641,000	State Street Bank & Trust Co	3/2026	73,790
ZAR	9,702,000	USD	587,945	BNP Paribas SA	3/2026	10,753
ZAR	25,365,000	USD	1,552,023	Bank of America NA	3/2026	13,218
ZAR	8,661,000	USD	513,744	Brown Brothers Harriman & Co.	3/2026	20,715
ZAR	54,326,000	USD	3,162,668	JPMorgan Chase Bank NA	3/2026	189,719

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,557,111
Unrealized Appreciation						4,045,483
Unrealized Depreciation						(2,488,372)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
iTraxx Europe Series 44 Index		12/2030	ICE	(1%)	Quarterly	EUR	54,745,000	(1,448,890)	1,351,360	(97,530)
5Y CDX EM CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		21,466,000	218,485	(335,136)	(116,651)
5Y CDX NA IG Series 45 Index		12/2030	ICE	(1%)	Quarterly		58,576,000	(1,317,528)	1,298,672	(18,856)

TOTAL BUY PROTECTION								(2,547,933)	2,314,896	(233,037)
Sell Protection
iTraxx Crossover Series 44 Index	NR	12/2030	ICE	5%	Quarterly	EUR	12,286,000	1,576,136	(1,473,195)	102,941
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		38,307,060	3,272,482	(2,907,888)	364,594

TOTAL SELL PROTECTION								4,848,618	(4,381,083)	467,535
TOTAL CREDIT DEFAULT SWAPS								2,300,685	(2,066,187)	234,498

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	At Maturity	U.S. SOFR index plus 71 basis points	At Maturity	Goldman Sachs International	6/2026	9,000	6,152,940	(57,538)	0	(57,538)
NVIDIA CORP	Pay	At Maturity	U.S. SOFR index plus 45 basis points	At Maturity	Goldman Sachs International	4/2026	13,500	2,517,345	(62,050)	0	(62,050)
TOTAL RETURN SWAPS									(119,588)	0	(119,588)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,061,890.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,194,570.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,298,508.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	144,313,670	63,780,132	510,963	(647)	(4,164)	80,528,727	80,512,624	0.1%
Total	-	144,313,670	63,780,132	510,963	(647)	(4,164)	80,528,727

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	2,580,255	2,580,255	-	-

Domestic Equity Funds	6,255,270	6,255,270	-	-

U.S. Treasury Obligations	88,431,882	-	88,431,882	-

Money Market Funds	80,528,727	80,528,727	-	-
Total Investments in Securities:	177,796,134	89,364,252	88,431,882	-
Derivative Instruments:

Assets
Futures Contracts	8,080,164	8,080,164	-	-
Forward Foreign Currency Contracts	4,045,483	-	4,045,483	-
Swaps	5,067,103	-	5,067,103	-
Total Assets	17,192,750	8,080,164	9,112,586	-

Liabilities
Futures Contracts	(1,560,712)	(1,560,712)	-	-
Forward Foreign Currency Contracts	(2,488,372)	-	(2,488,372)	-
Swaps	(2,886,006)	-	(2,886,006)	-
Total Liabilities	(6,935,090)	(1,560,712)	(5,374,378)	-
Total Derivative Instruments:	10,257,660	6,519,452	3,738,208	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	4,843,691	(1,106,650)
Total Commodity Risk	4,843,691	(1,106,650)
Credit Risk
Swaps (b)	5,067,103	(2,766,418)
Total Credit Risk	5,067,103	(2,766,418)
Equity Risk
Futures Contracts (a)	2,680,753	(125,727)
Swaps (c)	-	(119,588)
Total Equity Risk	2,680,753	(245,315)
Foreign Exchange Risk
Forward Foreign Currency Contracts (d)	4,045,483	(2,488,372)
Total Foreign Exchange Risk	4,045,483	(2,488,372)
Interest Rate Risk
Futures Contracts (a)	555,720	(328,335)
Total Interest Rate Risk	555,720	(328,335)
Total Value of Derivatives	17,192,750	(6,935,090)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross value as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	1,459,642	(428,341)	(1,031,301)	-	-
BNP Paribas SA	464,528	(223,500)	-	-	241,028
Brown Brothers Harriman & Co	84,377	(232,731)	-	-	(148,354)
Citibank NA	38,013	-	-	-	38,013
Goldman Sachs International	-	(119,588)	-	119,588	-
JPMorgan Chase Bank NA	749,163	(328,381)	-	-	420,782
Royal Bank of Canada	388,885	(398,934)	-	-	(10,049)
State Street Bank & Trust Co	860,875	(876,485)	-	-	(15,610)
Total	$4,045,483	$(2,607,960)	$(1,031,301)	$119,588	$525,810

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $96,622,892)	$97,267,407
Fidelity Central Funds (cost $80,532,891)	80,528,727

Total Investment in Securities (cost $177,155,783)		$177,796,134
Foreign currency held at value (cost $72,455)		72,455
Unrealized appreciation on forward foreign currency contracts		4,045,483
Distributions receivable from Fidelity Central Funds		214,835
Receivable for daily variation margin on centrally cleared swaps		252,038
Prepaid expenses		17,444
Receivable from investment adviser for expense reductions		21,666
Total assets		182,420,055
Liabilities
Unrealized depreciation on forward foreign currency contracts	$2,488,372
Bi-lateral OTC swaps, at value	119,588
Accrued management fee	124,856
Payable for daily variation margin on futures contracts	904,857
Other payables and accrued expenses	80,582
Total liabilities		3,718,255
Net Assets		$178,701,800
Net Assets consist of:
Paid in capital		$168,846,359
Total accumulated earnings (loss)		9,855,441
Net Assets		$178,701,800
Net Asset Value, offering price and redemption price per share ($178,701,800 ÷ 16,364,783 shares)		$10.92
Consolidated Statement of Operations
For the period June 17, 2025 (commencement of operations) through January 31, 2026
Investment Income
Dividends		$37,252
Interest		2,012,856
Income from Fidelity Central Funds		510,963
Total income		2,561,071
Expenses
Management fee	$666,440
Custodian fees and expenses	7,486
Independent trustees' fees and expenses	18,134
Registration fees	46,967
Audit fees	62,728
Legal	3,724
Miscellaneous	13,073
Total expenses before reductions	818,552
Expense reductions	(112,526)
Total expenses after reductions		706,026
Net Investment income (loss)		1,855,045
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(610)
Fidelity Central Funds	(647)
Forward foreign currency contracts	714,351
Foreign currency transactions	20,315
Futures contracts	2,630,614
Swaps	(157,964)
Total net realized gain (loss)		3,206,059
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	644,515
Fidelity Central Funds	(4,164)
Forward foreign currency contracts	1,557,111
Assets and liabilities in foreign currencies	(110)
Futures contracts	6,519,452
Swaps	114,910
Total change in net unrealized appreciation (depreciation)		8,831,714
Net gain (loss)		12,037,773
Net increase (decrease) in net assets resulting from operations		$13,892,818
Consolidated Statement of Changes in Net Assets

For the period June 17, 2025 (commencement of operations) through January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,855,045
Net realized gain (loss)	3,206,059
Change in net unrealized appreciation (depreciation)	8,831,714
Net increase (decrease) in net assets resulting from operations	13,892,818
Distributions to shareholders	(4,037,377)

Share transactions
Proceeds from sales of shares	164,809,139
Reinvestment of distributions	4,037,377
Cost of shares redeemed	(157)

Net increase (decrease) in net assets resulting from share transactions	168,846,359
Total increase (decrease) in net assets	178,701,800

Net Assets
Beginning of period	-
End of period	$178,701,800

Other Information
Shares
Sold	15,978,816
Issued in reinvestment of distributions	385,983
Redeemed	(16)
Net increase (decrease)	16,364,783

Consolidated Financial Highlights
Fidelity® SAI Managed Futures Fund

Years ended January 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.25
Distributions from net investment income	(.13)
Distributions from net realized gain	(.20)
Total distributions	(.33)
Net asset value, end of period	$10.92
Total Return D,E	12.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.18% H,I
Expenses net of fee waivers, if any	1.05 % H
Expenses net of all reductions, if any	1.05% H
Net investment income (loss)	2.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$178,702
Portfolio turnover rate J	0%

AFor the period June 17, 2025 (commencement of operations) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity SAI Managed Futures Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity SAI Managed Futures Fund	Fidelity SAI Managed Futures Cayman Ltd	35,858,130	19.7

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swaps, market discount, controlled foreign corporations, constructive sales, conversion transactions and losses deferred due to offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,729,011
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$2,729,011
Tax Cost	$178,834,961

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,023,705
Undistributed long-term capital gain	$665,920
Net unrealized appreciation (depreciation) on securities and other investments	$2,165,815

The tax character of distributions paid was as follows:

January 31, 2026A
Ordinary Income	$3,902,389
Long-term Capital Gains	134,988
Total	$4,037,377

A For the period June 17, 2025 (commencement of operations) through January 31, 2026.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity SAI Managed Futures Fund
Commodity Risk
Futures Contracts	(2,167,725)	3,737,041
Total Commodity Risk	(2,167,725)	3,737,041
Credit Risk
Swaps	253,360	234,498
Total Credit Risk	253,360	234,498
Equity Risk
Futures Contracts	6,197,100	2,555,026
Swaps	(411,324)	(119,588)
Total Equity Risk	5,785,776	2,435,438
Foreign Exchange Risk
Forward Foreign Currency Contracts	714,351	1,557,111
Total Foreign Exchange Risk	714,351	1,557,111
Interest Rate Risk
Futures Contracts	(1,398,761)	227,385
Total Interest Rate Risk	(1,398,761)	227,385
Totals	3,187,001	8,191,473

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI Managed Futures Fund	177,313,794

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Managed Futures Fund	527,234,118

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Managed Futures Fund	153,810,981

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Managed Futures Fund	41,948,678	-
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.00% of the Fund's average net assets. The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Managed Futures Fund	1,772
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.05% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $112,487.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $39.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Managed Futures Fund	84%

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Affiliated %
Fidelity SAI Managed Futures Fund	16
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Managed Futures Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity SAI Managed Futures Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the consolidated schedule of investments, as of January 31, 2026, the related consolidated statement of operations, statements of changes in net assets,  financial highlights for the period from June 17, 2025 (commencement of operations) through January 31, 2026, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 17, 2025 (commencement of operations) through January 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $800,908, or, if subsequently determined to be different, the net capital gain of such year.

A total of 21.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $777,260 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.91% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.03% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918621.100
SFF-ANN-0426
Fidelity® Managed Futures ETF

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Managed Futures ETF
Consolidated Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 2.8%
	Shares	Value ($)
UNITED STATES - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
NVIDIA Corp (Cost $5,993,860)	34,000	6,498,420

Domestic Equity Funds - 2.6%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $5,770,387)	9,300	6,463,779

U.S. Treasury Obligations - 50.1%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/19/2026 (c)(d)	3.57	63,900,000	63,791,340
US Treasury Bills 0% 3/5/2026 (c)(d)(e)	3.64	54,400,000	54,231,161
TOTAL U.S. TREASURY OBLIGATIONS (Cost $118,011,403)			118,022,501

Money Market Funds - 42.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $101,114,226)	3.70	101,090,842	101,111,060

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $230,889,876)	232,095,760
NET OTHER ASSETS (LIABILITIES) - 1.6%	3,664,370
NET ASSETS - 100.0%	235,760,130

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
Bursa Malaysia Crude Palm Oil Contracts (Malaysia)	28	4/2026	750,964	33,212
CBOT KC Hard Red Winter Wheat Contracts (United States)	39	3/2026	1,062,263	49,124
CBOT Soybean Contracts (United States)	43	3/2026	2,288,138	(6,103)
CBOT Soybean Contracts (United States)	8	7/2026	436,200	5,333
CBOT Soybean Oil Contracts (United States)	21	7/2026	685,314	40,956
CBOT Wheat Contracts (United States)	29	3/2026	780,100	38,020
CEC Copper Contracts (United States)	32	7/2026	4,828,800	8,432
CEC Gold Bullion Contracts (United States)	4	4/2026	1,898,040	75,920
CEC Silver Bullion Contracts (United States)	1	3/2026	392,655	148,012
CEC US Midwest Domestic Hot-Rolled Coil Steel Contracts (United States)	75	3/2026	1,470,000	28,910
CME CF Ether-Dollar Reference Rate Contracts (United States)	4	2/2026	536,900	(96,661)
CME Lean Hogs Contracts (United States)	571	6/2026	24,650,070	1,569,289
CME Live Cattle Contracts (United States)	14	4/2026	1,326,080	11,871
CME Live Cattle Contracts (United States)	26	6/2026	2,409,940	101,165
EEX Italian Power Base Contracts (Germany)	8	3/2026	882,920	7,095
EEX Phelix DE Baseload Contracts (Germany)	13	3/2026	1,148,738	106,759
ICE Brent Crude Oil Contracts (United Kingdom)	63	5/2026	4,257,540	217,036
ICE Brent Crude Oil Contracts (United Kingdom)	53	3/2026	3,636,330	399,927
ICE Coffee C Contracts (United States)	6	3/2026	747,563	(48,176)
ICE Coffee C Contracts (United States)	10	7/2026	1,158,750	(115,068)
ICE Cotton No 2 Contracts (United States)	620	7/2026	20,630,500	(115,110)
ICE ENDEX Bull Carbon Emission Contracts (Netherlands)	33	12/2026	3,190,142	(191,692)
ICE Gas Oil Contracts (United Kingdom)	84	7/2026	5,663,700	411,465
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	45	3/2026	3,282,750	453,899
ICE Murban Crude Contracts (United Arab Emirates)	2	3/2026	139,420	(1,423)
LME Aluminum Contracts (United Kingdom)	159	3/2026	12,473,192	362,253
LME Lead Contracts (United Kingdom)	176	3/2026	8,760,928	(132,972)
LME Nickel Contracts (United Kingdom)	66	3/2026	7,068,960	64,620
LME Tin Contracts (United Kingdom)	16	3/2026	4,150,240	869,956
LME Zinc Contracts (United Kingdom)	110	3/2026	9,382,725	592,038
NYMEX Ethanol Contracts (United States)	52	3/2026	3,516,240	(40,866)
NYMEX Gasoline RBOB Contracts (United States)	64	6/2026	5,771,405	262,941
NYMEX Heating Oil Contracts (United States)	31	2/2026	3,297,966	451,029
NYMEX Heating Oil Contracts (United States)	59	6/2026	5,683,541	359,470
NYMEX Natural Gas Contracts (United States)	30	2/2026	1,306,200	66,587
NYMEX Palladium Bullion Contracts (United States)	4	3/2026	681,240	95,070
NYMEX Platinum Bullion Contracts (United States)	6	4/2026	636,480	128,650
NYMEX WTI Crude Contracts (United States)	39	2/2026	2,543,190	257,488
NYMEX WTI Crude Contracts (United States)	63	6/2026	4,003,650	206,301
OSE Platinum Bullion Contracts (Japan)	18	12/2026	681,505	84,121
SGX Iron Ore Index Contracts (Singapore)	9	4/2026	93,402	(1,036)
SGX Iron Ore Index Contracts (Singapore)	323	3/2026	3,352,417	(94,001)
SGX Natural Rubber Contracts (Singapore)	2	4/2026	18,950	(464)

TOTAL COMMODITY CONTRACTS				6,663,377

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	24	3/2026	3,710,253	78,546
Eurex Euro STOXX 50 Contracts (Germany)	21	3/2026	1,486,718	51,867
Eurex SMI Contracts (Germany)	60	3/2026	10,197,000	83,458
HKEX Hang Seng Index Contracts (Hong Kong)	29	2/2026	1,736,168	18,186
HKEX Hang Seng Index Contracts (Hong Kong)	10	2/2026	1,760,631	35,404
ICE FTSE 100 Index Contracts (United Kingdom)	10	3/2026	1,398,254	66,652
ICE MSCI Emerging Markets Index Contracts (United States)	93	3/2026	7,071,720	634,600
IDEM FTSE MIB Index Contracts (Italy)	12	3/2026	3,258,880	104,214
KRX KOSPI 200 Index Contracts (South Korea)	19	3/2026	2,545,939	604,417
MEFF IBEX 35 Index Contracts (Spain)	15	2/2026	3,189,588	28,866
OMXS30 Index Contracts (Sweden)	81	2/2026	2,769,770	38,149
OSE Nikkei 225 Index Contracts (Japan)	13	3/2026	4,499,352	245,911
OSE TOPIX Contracts (Japan)	19	3/2026	4,405,744	211,870
SGX FTSE China A50 Index Contracts (Singapore)	270	2/2026	4,037,850	8,238
SGX MSCI Singapore Index Contracts (Singapore)	172	2/2026	6,233,475	(41,722)
TFEX SET50 Index Contracts (Thailand)	1,354	3/2026	7,562,433	385,464
TME S&P/TSX 60 Index Contracts (Canada)	16	3/2026	4,378,127	48

TOTAL EQUITY CONTRACTS				2,554,168

Interest Rate Contracts
Eurex Euro-OAT Contracts (Germany)	36	3/2026	5,221,945	70,320
OSE 10Y Japan Treasury Bond Contracts (Japan)	33	3/2026	28,154,609	(378,452)

TOTAL INTEREST RATE CONTRACTS				(308,132)

TOTAL LONG				8,909,413

SHORT

Commodity Contracts
CBOT Corn Contracts (United States)	192	3/2026	4,111,200	98,792
CBOT Corn Contracts (United States)	42	7/2026	928,200	25,104
CBOT KC Hard Red Winter Wheat Contracts (United States)	58	7/2026	1,645,750	(46,067)
CBOT Soybean Meal Contracts (United States)	18	3/2026	528,480	26,689
CBOT Soybean Meal Contracts (United States)	14	7/2026	423,640	4,367
CBOT Soybean Oil Contracts (United States)	51	3/2026	1,637,406	(81,223)
CBOT Wheat Contracts (United States)	64	7/2026	1,778,400	(52,877)
CME Butter Contracts (United States)	1	3/2026	36,790	(4,590)
CME Cheese Contracts (United States)	40	3/2026	1,277,600	(61,881)
CME Lean Hogs Contracts (United States)	751	4/2026	28,583,060	(928,662)
CME Milk Contracts (United States)	97	3/2026	3,206,820	(237,794)
EEX French Financial Baseload Contracts (Germany)	19	3/2026	1,261,419	(19,523)
Euronext MATIF Rapeseed Contracts (France)	38	4/2026	1,068,573	(48,423)
Euronext MATIF Wheat Contracts (France)	606	5/2026	6,956,954	(136,692)
ICE Coal Contracts (United Kingdom)	30	3/2026	3,078,000	(206,078)
ICE Cocoa Contracts (United Kingdom)	3	5/2026	119,482	(7)
ICE Cocoa Contracts (United States)	33	3/2026	1,319,130	355,523
ICE Cocoa Contracts (United States)	84	3/2026	3,498,600	1,664,138
ICE Cocoa Contracts (United States)	10	7/2026	427,300	87,695
ICE Coffee Robusta Contracts (United Kingdom)	2	3/2026	82,260	1,847
ICE Cotton No 2 Contracts (United States)	795	3/2026	25,110,075	232,109
ICE Crude Oil Contracts (United Kingdom)	13	4/2026	877,240	(59,966)
ICE ENDEX Natural Gas Contracts (Netherlands)	35	2/2026	1,215,354	(347,865)
ICE Natural Gas Contracts (United Kingdom)	25	2/2026	1,012,446	(269,500)
ICE Sugar No 11 Contracts (United States)	95	2/2026	1,518,328	63,717
ICE Sugar No 11 Contracts (United States)	100	6/2026	1,551,200	73,433
ICE White Sugar Contracts (United Kingdom)	141	4/2026	2,886,270	84,785
JSE Wheat Contracts (South Africa)	614	3/2026	10,775,389	568,938
JSE White Maize Contracts (South Africa)	156	3/2026	3,351,994	164,039
JSE Yellow Maize Contracts (South Africa)	205	3/2026	4,285,986	215,181
LME Aluminum Contracts (United Kingdom)	18	3/2026	1,412,060	(108,612)
LME Lead Contracts (United Kingdom)	31	3/2026	1,543,118	(24,941)
LME Nickel Contracts (United Kingdom)	19	3/2026	2,035,004	(378,595)
LME Tin Contracts (United Kingdom)	6	3/2026	1,556,340	52,830
LME Zinc Contracts (United Kingdom)	12	3/2026	1,023,570	(104,186)
MIAX Wheat Contracts (United States)	217	3/2026	6,274,013	(24,265)
NYMEX Gasoline RBOB Contracts (United States)	14	2/2026	1,142,014	(44,545)
NYMEX Natural Gas Contracts (United States)	16	6/2026	693,280	(14,366)
NYMEX Propane Contracts (United States)	50	2/2026	1,339,632	26,736,197

TOTAL COMMODITY CONTRACTS				27,254,726

Equity Contracts
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	8	3/2026	1,960,320	7,563
CME E-Mini Nasdaq 100 Index Contracts (United States)	2	3/2026	1,026,800	8,781
CME E-Mini Russell 2000 Index Contracts (United States)	5	3/2026	656,150	9,684
CME E-Mini S&P 500 Index Contracts (United States)	9	3/2026	3,134,588	(21,445)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	4	3/2026	1,379,000	31,971
Euronext CAC 40 Index Contracts (France)	3	2/2026	290,388	(260)
ICE MSCI EAFE Index Contracts (United States)	2	3/2026	303,680	2,446
JSE FTSE TOP 40 Index Contracts (South Africa)	74	3/2026	5,226,303	(64,603)
NSE IFSC Nifty 50 Contract (India)	123	2/2026	6,249,384	5,269
SGX FTSE Taiwan Index Contracts (Singapore)	38	2/2026	3,946,680	60,350

TOTAL EQUITY CONTRACTS				39,756

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	168	3/2026	12,846,343	25,072
ASX 3Y Australia Treasury Bond Contracts (Australia)	555	3/2026	40,739,096	98,851
CBOT 10Y US Treasury Notes Contracts (United States)	66	3/2026	7,374,469	4,856
CBOT 2Y US Treasury Notes Contracts (United States)	580	3/2026	120,902,813	158,818
CBOT 5Y US Treasury Notes Contracts (United States)	289	3/2026	31,471,648	108,255
CBOT US Treasury Long Bond Contracts (United States)	34	3/2026	3,901,500	13,541
CBOT US Treasury Ultra Bond Contracts (United States)	62	3/2026	7,255,938	78,650
CME 3M US SOFR Index Contracts (United States)	324	9/2026	78,225,750	(4,611)
CME 3M US SOFR Index Contracts (United States)	239	12/2026	57,811,113	(26,428)
CME 3M US SOFR Index Contracts (United States)	628	6/2026	151,324,450	49,370
CME 3M US SOFR Index Contracts (United States)	199	3/2027	48,170,438	(34,999)
Eurex Euro-BTP Contracts (Germany)	22	3/2026	3,169,727	(1,289)
Eurex Euro-Bobl Contracts (Germany)	193	3/2026	26,773,942	(70,227)
Eurex Euro-Bund Contracts (Germany)	66	3/2026	10,063,511	(37,136)
Eurex Euro-Buxl Contracts (Germany)	64	3/2026	8,366,000	45,159
Eurex Euro-Schatz Contracts (Germany)	1,104	3/2026	140,406,206	(99,686)
ICE 3M EURIBOR Index Contracts (United States)	487	9/2026	141,935,849	(57,480)
ICE 3M EURIBOR Index Contracts (United States)	402	12/2026	117,138,739	(67,523)
ICE 3M EURIBOR Index Contracts (United States)	715	6/2026	208,354,410	(35,102)
ICE 3M EURIBOR Index Contracts (United States)	1,177	3/2026	342,895,900	(9,403)
ICE 3M SONIA Index Contracts (United States)	237	9/2026	78,488,566	23,192
ICE 3M SONIA Index Contracts (United States)	136	12/2026	45,077,177	8,702
ICE 3M SONIA Index Contracts (United States)	358	6/2026	118,370,422	13,506
ICE 3M SONIA Index Contracts (United States)	107	3/2027	35,468,803	1,286
ICE Long GILT Futures (United Kingdom)	55	3/2026	6,856,790	27,512
KRX 10Y Korea Treasury Bond Contracts (South Korea)	151	3/2026	11,639,190	137,550
KRX 3Y Korea Treasury Bond Contracts (South Korea)	123	3/2026	8,967,361	12,871
TME 3M CORRA Contracts (Canada)	335	9/2026	60,467,729	(6,546)
TME 3M CORRA Contracts (Canada)	238	12/2026	42,941,587	(12,139)
TME 3M CORRA Contracts (Canada)	331	6/2026	59,736,560	3,903
TME 3M CORRA Contracts (Canada)	263	3/2027	47,403,703	(23,834)
TMX 10Y Canadian Bond Contracts (Canada)	37	3/2026	3,308,319	2,160

TOTAL INTEREST RATE CONTRACTS				326,851

TOTAL SHORT				27,621,333

TOTAL FUTURES CONTRACTS				36,530,746
The notional amount of long futures as a percentage of Net Assets is 112.7%.
The notional amount of short futures as a percentage of Net Assets is 947.4%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	4,054,000	USD	2,683,719	Bank of America NA	3/2026	156,015
AUD	3,199,000	USD	2,128,212	JPMorgan Chase Bank NA	3/2026	112,613
AUD	2,006,000	USD	1,338,707	JPMorgan Chase Bank NA	3/2026	66,450
AUD	1,876,000	USD	1,317,325	JPMorgan Chase Bank NA	3/2026	(3,230)
AUD	3,532,000	USD	2,341,663	State Street Bank & Trust Co	3/2026	132,422
BRL	35,741,000	USD	6,406,919	Bank of America NA	4/2026	326,829
BRL	32,360,000	USD	5,826,431	State Street Bank & Trust Co	4/2026	270,323
CAD	10,541,000	USD	7,681,010	Bank of America NA	3/2026	116,963
CAD	1,503,000	USD	1,082,817	JPMorgan Chase Bank NA	3/2026	29,066
CAD	6,074,000	USD	4,455,770	JPMorgan Chase Bank NA	3/2026	37,627
CAD	1,425,000	USD	1,044,957	JPMorgan Chase Bank NA	3/2026	9,223
CAD	5,127,000	USD	3,786,368	JPMorgan Chase Bank NA	3/2026	6,461
CAD	4,076,000	USD	2,990,124	Royal Bank of Canada	3/2026	25,201
CAD	2,012,000	USD	1,460,208	Royal Bank of Canada	3/2026	28,220
CAD	3,194,000	USD	2,328,027	Royal Bank of Canada	3/2026	34,816
CAD	10,120,000	USD	7,368,515	Royal Bank of Canada	3/2026	118,013
CAD	12,510,000	USD	9,086,663	State Street Bank & Trust Co	3/2026	167,929
CAD	4,600,000	USD	3,398,639	State Street Bank & Trust Co	3/2026	4,328
CAD	1,027,000	USD	749,355	State Street Bank & Trust Co	3/2026	10,394
CAD	3,395,000	USD	2,471,928	State Street Bank & Trust Co	3/2026	39,610
CAD	3,531,000	USD	2,583,452	State Street Bank & Trust Co	3/2026	28,696
CAD	5,557,000	USD	4,118,432	State Street Bank & Trust Co	3/2026	(7,499)
CHF	1,113,000	USD	1,425,131	JPMorgan Chase Bank NA	3/2026	26,949
CHF	1,181,000	USD	1,511,311	JPMorgan Chase Bank NA	3/2026	29,485
CHF	1,551,000	USD	1,982,767	JPMorgan Chase Bank NA	3/2026	40,751
CHF	1,350,000	USD	1,719,765	State Street Bank & Trust Co	3/2026	41,518
CHF	1,160,000	USD	1,500,072	State Street Bank & Trust Co	3/2026	13,326
CHF	2,171,000	USD	2,753,636	State Street Bank & Trust Co	3/2026	78,767
CLP	490,366,000	USD	536,505	Bank of America NA	3/2026	31,411
CLP	2,570,617,000	USD	2,826,531	State Street Bank & Trust Co	3/2026	150,626
CLP	2,661,189,000	USD	2,874,786	State Street Bank & Trust Co	3/2026	207,268
CNH	7,184,000	USD	1,030,518	BNP Paribas SA	3/2026	5,476
CNH	8,159,000	USD	1,173,836	BNP Paribas SA	3/2026	2,761
CNH	8,656,000	USD	1,248,645	Bank of America NA	3/2026	(376)
CNH	8,243,000	USD	1,178,092	State Street Bank & Trust Co	3/2026	10,619
CNH	8,615,000	USD	1,238,648	State Street Bank & Trust Co	3/2026	3,709
CNH	7,447,000	USD	1,072,988	State Street Bank & Trust Co	3/2026	934
COP	23,395,233,000	USD	5,975,794	Bank of America NA	3/2026	346,253
COP	20,988,479,000	USD	5,446,036	State Street Bank & Trust Co	3/2026	225,638
COP	6,203,323,000	USD	1,601,477	State Street Bank & Trust Co	3/2026	74,834
CZK	41,730,000	USD	2,020,564	State Street Bank & Trust Co	3/2026	20,472
CZK	46,933,000	USD	2,252,614	State Street Bank & Trust Co	3/2026	42,904
EUR	1,241,000	USD	1,467,725	JPMorgan Chase Bank NA	3/2026	11,631
EUR	897,000	USD	1,048,649	JPMorgan Chase Bank NA	3/2026	20,636
EUR	1,057,000	USD	1,261,591	JPMorgan Chase Bank NA	3/2026	(1,575)
EUR	1,314,000	USD	1,549,482	State Street Bank & Trust Co	3/2026	16,896
EUR	875,000	USD	1,031,209	State Street Bank & Trust Co	3/2026	11,851
GBP	1,587,000	USD	2,131,107	BNP Paribas SA	3/2026	46,540
GBP	1,192,000	USD	1,629,149	BNP Paribas SA	3/2026	6,488
GBP	1,326,000	USD	1,827,855	Bank of America NA	3/2026	(8,346)
GBP	2,496,000	USD	3,332,545	Bank of America NA	3/2026	92,412
GBP	1,220,000	USD	1,623,434	Brown Brothers Harriman & Co.	3/2026	50,623
GBP	1,185,000	USD	1,602,883	Brown Brothers Harriman & Co.	3/2026	23,148
GBP	1,335,000	USD	1,779,366	JPMorgan Chase Bank NA	3/2026	52,492
GBP	1,334,000	USD	1,801,633	JPMorgan Chase Bank NA	3/2026	28,854
GBP	962,000	USD	1,298,020	JPMorgan Chase Bank NA	3/2026	22,015
GBP	2,984,000	USD	4,103,125	JPMorgan Chase Bank NA	3/2026	(8,544)
GBP	1,500,000	USD	2,062,109	Royal Bank of Canada	3/2026	(3,841)
GBP	1,190,000	USD	1,634,658	State Street Bank & Trust Co	3/2026	(1,765)
HUF	1,422,673,000	USD	4,288,132	Bank of America NA	3/2026	143,387
HUF	1,302,421,000	USD	3,943,702	Bank of America NA	3/2026	113,240
HUF	332,286,000	USD	995,793	JPMorgan Chase Bank NA	3/2026	39,253
IDR	16,805,462,000	USD	1,001,577	Bank of America NA	3/2026	(1,148)
IDR	13,524,190,000	USD	806,548	Bank of America NA	3/2026	(1,453)
IDR	12,054,396,000	USD	720,138	JPMorgan Chase Bank NA	3/2026	(2,540)
ILS	3,197,000	USD	1,011,575	BNP Paribas SA	3/2026	23,291
INR	332,627,000	USD	3,644,788	Bank of America NA	3/2026	(38,875)
INR	226,353,000	USD	2,488,325	JPMorgan Chase Bank NA	3/2026	(34,498)
INR	413,264,000	USD	4,562,168	Royal Bank of Canada	3/2026	(82,092)
JPY	182,769,000	USD	1,177,879	State Street Bank & Trust Co	3/2026	11,147
MXN	18,068,000	USD	998,545	Bank of America NA	3/2026	39,005
MXN	132,324,000	USD	7,192,723	Royal Bank of Canada	3/2026	405,946
MXN	112,914,000	USD	6,192,270	State Street Bank & Trust Co	3/2026	291,785
NOK	31,999,000	USD	3,157,243	Bank of America NA	3/2026	175,645
NOK	28,988,000	USD	2,854,120	Bank of America NA	3/2026	165,154
NOK	11,088,000	USD	1,091,578	Bank of America NA	3/2026	63,304
NOK	32,079,000	USD	3,137,966	Bank of America NA	3/2026	203,254
NOK	16,590,000	USD	1,634,881	Citibank NA	3/2026	93,067
NZD	25,393,000	USD	14,768,223	BNP Paribas SA	3/2026	615,276
NZD	2,317,000	USD	1,347,926	Brown Brothers Harriman & Co.	3/2026	55,751
NZD	15,979,000	USD	9,295,576	State Street Bank & Trust Co	3/2026	384,767
NZD	3,484,000	USD	2,016,058	State Street Bank & Trust Co	3/2026	94,606
NZD	4,503,000	USD	2,594,854	State Street Bank & Trust Co	3/2026	133,138
PEN	3,940,000	USD	1,168,966	Bank of America NA	3/2026	3,991
PEN	25,270,000	USD	7,483,416	State Street Bank & Trust Co	3/2026	39,586
PEN	29,044,000	USD	8,595,442	State Street Bank & Trust Co	3/2026	51,098
PHP	76,032,000	USD	1,284,107	Bank of America NA	3/2026	5,633
PHP	136,335,000	USD	2,289,421	State Street Bank & Trust Co	3/2026	23,247
PLN	10,118,000	USD	2,806,411	Bank of America NA	3/2026	54,464
PLN	10,891,000	USD	2,992,172	State Street Bank & Trust Co	3/2026	87,269
RON	18,002,000	USD	4,130,583	Bank of America NA	3/2026	63,668
RON	4,675,000	USD	1,071,097	Bank of America NA	3/2026	18,122
RON	24,594,000	USD	5,591,256	JPMorgan Chase Bank NA	3/2026	138,852
SEK	13,262,000	USD	1,445,040	BNP Paribas SA	3/2026	56,389
SEK	9,709,000	USD	1,057,249	BNP Paribas SA	3/2026	41,935
SEK	7,142,000	USD	773,933	Bank of America NA	3/2026	34,633
SEK	10,016,000	USD	1,131,722	Bank of America NA	3/2026	2,218
SEK	13,301,000	USD	1,459,359	Bank of America NA	3/2026	46,485
SEK	12,598,000	USD	1,425,477	Bank of America NA	3/2026	779
SEK	10,820,000	USD	1,173,043	Bank of America NA	3/2026	51,920
SEK	20,029,000	USD	2,162,473	Bank of America NA	3/2026	105,067
SEK	14,327,000	USD	1,623,400	Bank of America NA	3/2026	(1,399)
SGD	10,008,000	USD	7,829,209	Brown Brothers Harriman & Co.	3/2026	80,782
THB	31,359,000	USD	993,184	JPMorgan Chase Bank NA	3/2026	6,284
THB	17,663,000	USD	557,377	JPMorgan Chase Bank NA	3/2026	5,574
TWD	437,297,000	USD	14,006,951	Bank of America NA	3/2026	(73,164)
TWD	57,341,000	USD	1,817,464	Bank of America NA	3/2026	9,617
USD	1,725,021	AUD	2,596,000	Bank of America NA	3/2026	(93,417)
USD	1,381,350	AUD	2,050,000	JPMorgan Chase Bank NA	3/2026	(54,628)
USD	1,033,806	AUD	1,547,000	JPMorgan Chase Bank NA	3/2026	(49,832)
USD	5,258,969	AUD	7,901,000	Royal Bank of Canada	3/2026	(275,499)
USD	1,372,763	AUD	1,976,000	State Street Bank & Trust Co	3/2026	(11,380)
USD	1,786,920	AUD	2,671,000	State Street Bank & Trust Co	3/2026	(84,054)
USD	1,487,032	AUD	2,170,000	State Street Bank & Trust Co	3/2026	(33,003)
USD	1,535,861	AUD	2,283,000	State Street Bank & Trust Co	3/2026	(63,328)
USD	1,039,356	BRL	5,678,000	Bank of America NA	4/2026	(30,402)
USD	1,073,377	BRL	5,784,000	Bank of America NA	4/2026	(16,352)
USD	2,413,635	CAD	3,308,000	Brown Brothers Harriman & Co.	3/2026	(33,543)
USD	3,240,479	CAD	4,438,000	JPMorgan Chase Bank NA	3/2026	(42,645)
USD	1,761,138	CAD	2,416,000	JPMorgan Chase Bank NA	3/2026	(26,160)
USD	2,297,089	CAD	3,142,000	State Street Bank & Trust Co	3/2026	(27,285)
USD	1,105,195	CHF	869,000	Bank of America NA	3/2026	(28,550)
USD	772,864	CHF	609,000	Brown Brothers Harriman & Co.	3/2026	(21,670)
USD	4,034,803	CHF	3,220,000	JPMorgan Chase Bank NA	3/2026	(166,183)
USD	3,453,413	CHF	2,719,000	State Street Bank & Trust Co	3/2026	(93,941)
USD	3,784,485	CHF	2,982,000	State Street Bank & Trust Co	3/2026	(105,993)
USD	2,010,265	CHF	1,584,000	State Street Bank & Trust Co	3/2026	(56,307)
USD	674,128	CLP	616,490,000	Bank of America NA	3/2026	(39,859)
USD	2,183,946	CNH	15,154,000	BNP Paribas SA	3/2026	(1,391)
USD	6,884,535	CNH	48,343,000	BNP Paribas SA	3/2026	(86,940)
USD	5,055,197	CNH	35,476,000	Bank of America NA	3/2026	(60,747)
USD	1,106,297	COP	4,126,487,000	Bank of America NA	3/2026	(8,796)
USD	525,913	CZK	10,850,000	Bank of America NA	3/2026	(4,766)
USD	1,087,379	CZK	22,468,000	Bank of America NA	3/2026	(11,543)
USD	1,363,294	EUR	1,162,000	JPMorgan Chase Bank NA	3/2026	(21,889)
USD	3,282,278	GBP	2,430,000	Bank of America NA	3/2026	(52,115)
USD	1,505,967	GBP	1,118,000	Brown Brothers Harriman & Co.	3/2026	(28,128)
USD	4,399,667	GBP	3,295,000	JPMorgan Chase Bank NA	3/2026	(121,661)
USD	1,354,140	HUF	446,543,000	JPMorgan Chase Bank NA	3/2026	(36,808)
USD	1,153,685	IDR	19,318,449,000	Bank of America NA	3/2026	3,657
USD	2,019,064	IDR	34,209,005,000	Bank of America NA	3/2026	(17,398)
USD	1,741,152	ILS	5,608,000	BNP Paribas SA	3/2026	(74,154)
USD	2,016,580	ILS	6,493,000	State Street Bank & Trust Co	3/2026	(85,199)
USD	1,029,189	ILS	3,246,000	State Street Bank & Trust Co	3/2026	(21,539)
USD	1,136,803	INR	104,529,000	Bank of America NA	3/2026	3,634
USD	1,638,114	INR	150,813,000	Bank of America NA	3/2026	3,194
USD	752,768	JPY	116,368,000	Bank of America NA	3/2026	(4,278)
USD	2,407,046	JPY	373,613,000	JPMorgan Chase Bank NA	3/2026	(23,539)
USD	1,019,609	JPY	160,353,000	State Street Bank & Trust Co	3/2026	(23,587)
USD	2,430,087	KRW	3,556,919,000	Bank of America NA	3/2026	(44,884)
USD	2,033,264	KRW	2,998,658,000	Bank of America NA	3/2026	(53,259)
USD	697,582	KRW	1,020,562,000	Bank of America NA	3/2026	(12,545)
USD	1,145,029	KRW	1,679,071,000	Bank of America NA	3/2026	(23,300)
USD	1,371,943	MXN	24,071,000	Royal Bank of Canada	3/2026	(10,327)
USD	2,199,731	NOK	21,042,000	BNP Paribas SA	3/2026	8,081
USD	1,015,318	NOK	9,830,000	BNP Paribas SA	3/2026	(8,535)
USD	3,371,786	NOK	34,199,000	BNP Paribas SA	3/2026	(190,245)
USD	1,056,040	NOK	10,328,000	Bank of America NA	3/2026	(19,683)
USD	1,158,710	NOK	11,645,000	Bank of America NA	3/2026	(54,186)
USD	1,696,404	NOK	16,303,000	Brown Brothers Harriman & Co.	3/2026	(1,651)
USD	1,496,767	NOK	14,916,000	JPMorgan Chase Bank NA	3/2026	(56,823)
USD	1,323,855	NOK	13,374,000	JPMorgan Chase Bank NA	3/2026	(69,128)
USD	1,293,753	NOK	12,739,000	State Street Bank & Trust Co	3/2026	(33,090)
USD	2,801,130	NZD	4,782,000	Bank of America NA	3/2026	(95,885)
USD	1,445,140	NZD	2,417,000	Bank of America NA	3/2026	(19,118)
USD	2,080,338	NZD	3,556,000	Brown Brothers Harriman & Co.	3/2026	(73,945)
USD	2,291,796	NZD	3,817,000	Brown Brothers Harriman & Co.	3/2026	(20,606)
USD	1,299,688	NZD	2,220,000	State Street Bank & Trust Co	3/2026	(45,225)
USD	1,638,761	NZD	2,799,000	State Street Bank & Trust Co	3/2026	(56,919)
USD	1,190,050	NZD	2,017,000	State Street Bank & Trust Co	3/2026	(31,882)
USD	1,747,758	NZD	2,895,000	State Street Bank & Trust Co	3/2026	(6,081)
USD	1,891,713	NZD	3,130,000	State Street Bank & Trust Co	3/2026	(4,493)
USD	1,655,605	NZD	2,798,000	State Street Bank & Trust Co	3/2026	(39,470)
USD	2,075,773	NZD	3,578,000	State Street Bank & Trust Co	3/2026	(91,839)
USD	1,509,758	NZD	2,481,000	State Street Bank & Trust Co	3/2026	6,727
USD	1,082,709	PEN	3,630,000	Bank of America NA	3/2026	2,041
USD	1,673,014	PEN	5,623,000	Bank of America NA	3/2026	(981)
USD	1,335,858	PHP	79,362,000	Bank of America NA	3/2026	(10,369)
USD	1,107,166	PHP	65,201,000	Bank of America NA	3/2026	1,153
USD	619,905	PLN	2,226,000	JPMorgan Chase Bank NA	3/2026	(9,498)
USD	1,082,565	PLN	3,880,000	State Street Bank & Trust Co	3/2026	(14,509)
USD	9,773,703	RON	42,440,000	BNP Paribas SA	3/2026	(114,309)
USD	1,140,747	RON	4,980,000	Bank of America NA	3/2026	(19,534)
USD	1,915,795	SEK	17,770,000	Bank of America NA	3/2026	(95,998)
USD	1,039,909	SEK	9,521,000	Bank of America NA	3/2026	(37,991)
USD	10,178,472	SEK	94,056,000	State Street Bank & Trust Co	3/2026	(469,878)
USD	1,113,312	SEK	10,113,000	State Street Bank & Trust Co	3/2026	(31,609)
USD	14,674,651	SEK	136,512,000	State Street Bank & Trust Co	3/2026	(780,263)
USD	1,652,221	SGD	2,113,000	BNP Paribas SA	3/2026	(17,824)
USD	1,027,300	SGD	1,300,000	BNP Paribas SA	3/2026	(176)
USD	3,616,142	SGD	4,630,000	Bank of America NA	3/2026	(43,256)
USD	1,100,469	SGD	1,408,000	Bank of America NA	3/2026	(12,367)
USD	1,283,812	SGD	1,636,000	Bank of America NA	3/2026	(9,228)
USD	11,427,503	SGD	14,668,000	Bank of America NA	3/2026	(165,598)
USD	14,165,287	SGD	18,242,000	Royal Bank of Canada	3/2026	(252,584)
USD	633,683	THB	20,016,000	JPMorgan Chase Bank NA	3/2026	(4,263)
USD	1,124,389	THB	34,945,000	JPMorgan Chase Bank NA	3/2026	10,629
USD	6,124,243	TWD	192,240,000	Bank of America NA	3/2026	(1,184)
USD	1,327,284	TWD	42,128,000	Bank of America NA	3/2026	(15,059)
USD	1,327,012	TWD	41,708,000	Bank of America NA	3/2026	(1,948)
USD	1,135,857	TWD	36,001,000	Bank of America NA	3/2026	(11,258)
USD	2,289,387	TWD	72,047,000	Bank of America NA	3/2026	(6,278)
USD	2,396,070	TWD	74,997,000	Bank of America NA	3/2026	6,408
USD	2,072,516	TWD	65,191,000	Bank of America NA	3/2026	(4,693)
USD	2,148,560	TWD	67,873,000	Bank of America NA	3/2026	(14,108)
USD	7,084,437	TWD	220,326,000	State Street Bank & Trust Co	3/2026	64,093
USD	1,200,054	ZAR	19,529,000	Royal Bank of Canada	3/2026	(13,771)
ZAR	52,562,000	USD	3,059,974	JPMorgan Chase Bank NA	3/2026	207,017
ZAR	17,630,000	USD	1,065,643	State Street Bank & Trust Co	3/2026	30,150
ZAR	53,830,000	USD	3,164,438	State Street Bank & Trust Co	3/2026	181,366

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,434,758
Unrealized Appreciation						7,965,265
Unrealized Depreciation						(5,530,507)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(4)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
iTraxx Europe Series 44 Index		12/2030	ICE	(1%)	Quarterly	EUR	104,960,000	(2,804,399)	2,755,307	(49,092)
5Y CDX EM CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		41,033,000	419,891	(595,117)	(175,226)
5Y CDX NA IG Series 45 Index		12/2030	ICE	(1%)	Quarterly		111,565,000	(2,510,797)	2,531,330	20,533

TOTAL BUY PROTECTION								(4,895,305)	4,691,520	(203,785)
Sell Protection
iTraxx Crossover Series 44 Index	NR	12/2030	ICE	5%	Quarterly	EUR	23,312,000	3,001,290	(2,928,556)	72,734
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		73,652,040	6,315,046	(5,720,927)	594,119

TOTAL SELL PROTECTION								9,316,336	(8,649,483)	666,853
TOTAL CREDIT DEFAULT SWAPS								4,421,031	(3,957,963)	463,068

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	At Maturity	U.S. SOFR Index plus 66 basis points	At Maturity	Goldman Sachs International	6/2026	9,300	6,384,543	(39,844)	0	(39,844)
NVIDIA CORP	Pay	At Maturity	U.S. SOFR Index plus 45 basis points	At Maturity	Goldman Sachs International	4/2026	34,000	6,359,700	(128,580)	0	(128,580)
TOTAL RETURN SWAPS									(168,424)	0	(168,424)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $4,047,653.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,852,897.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,818,113.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	157,872,196	56,756,724	836,401	(1,246)	(3,166)	101,111,060	101,090,842	0.2%
Total	-	157,872,196	56,756,724	836,401	(1,246)	(3,166)	101,111,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	6,498,420	6,498,420	-	-

Domestic Equity Funds	6,463,779	6,463,779	-	-

U.S. Treasury Obligations	118,022,501	-	118,022,501	-

Money Market Funds	101,111,060	101,111,060	-	-
Total Investments in Securities:	232,095,760	114,073,259	118,022,501	-
Derivative Instruments:

Assets
Futures Contracts	41,567,861	41,567,861	-	-
Forward Foreign Currency Contracts	7,965,265	-	7,965,265	-
Swaps	9,736,227	-	9,736,227	-
Total Assets	59,269,353	41,567,861	17,701,492	-

Liabilities
Futures Contracts	(5,037,115)	(5,037,115)	-	-
Forward Foreign Currency Contracts	(5,530,507)	-	(5,530,507)	-
Swaps	(5,483,620)	-	(5,483,620)	-
Total Liabilities	(16,051,242)	(5,037,115)	(11,014,127)	-
Total Derivative Instruments:	43,218,111	36,530,746	6,687,365	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	37,962,333	(4,044,230)
Total Commodity Risk	37,962,333	(4,044,230)
Credit Risk
Swaps (b)	9,736,227	(5,315,196)
Total Credit Risk	9,736,227	(5,315,196)
Equity Risk
Futures Contracts (a)	2,721,954	(128,030)
Swaps (c)	-	(168,424)
Total Equity Risk	2,721,954	(296,454)
Foreign Exchange Risk
Forward Foreign Currency Contracts (d)	7,965,265	(5,530,507)
Total Foreign Exchange Risk	7,965,265	(5,530,507)
Interest Rate Risk
Futures Contracts (a)	883,574	(864,855)
Total Interest Rate Risk	883,574	(864,855)
Total Value of Derivatives	59,269,353	(16,051,242)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross value as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	2,389,556	(1,265,694)	(1,123,862)	-	-
BNP Paribas SA	806,237	(493,574)	-	-	312,663
Brown Brothers Harriman & Co	210,304	(179,543)	-	-	30,761
Citibank NA	93,067	-	-	-	93,067
Goldman Sachs International	-	(168,424)	-	168,424	-
JPMorgan Chase Bank NA	901,862	(733,444)	-	-	168,418
Royal Bank of Canada	612,196	(638,114)	-	-	(25,918)
State Street Bank & Trust Co	2,952,043	(2,220,138)	(731,905)	-	-
Total	$7,965,265	$(5,698,931)	$(1,855,767)	$168,424	$578,991

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $129,775,650)	$130,984,700
Fidelity Central Funds (cost $101,114,226)	101,111,060

Total Investment in Securities (cost $230,889,876)		$232,095,760
Cash		1
Foreign currency held at value (cost $65,765)		65,765
Unrealized appreciation on forward foreign currency contracts		7,965,265
Receivable for fund shares sold		1,106,420
Distributions receivable from Fidelity Central Funds		319,116
Receivable for daily variation margin on centrally cleared swaps		577,226
Receivable from investment adviser for expense reductions		10,305
Total assets		242,139,858
Liabilities
Unrealized depreciation on forward foreign currency contracts	$5,530,507
Bi-lateral OTC swaps, at value	168,424
Accrued management fee	155,088
Payable for daily variation margin on futures contracts	521,332
Other payables and accrued expenses	4,377
Total liabilities		6,379,728
Net Assets		$235,760,130
Net Assets consist of:
Paid in capital		$221,374,867
Total accumulated earnings (loss)		14,385,263
Net Assets		$235,760,130
Net Asset Value, offering price and redemption price per share ($235,760,130 ÷ 4,260,000 shares)		$55.34
Consolidated Statement of Operations
For the period June 3, 2025 (commencement of operations) through January 31, 2026
Investment Income
Dividends		$44,484
Interest		2,476,698
Income from Fidelity Central Funds		836,401
Total income		3,357,583
Expenses
Management fee	$701,601
Custodian fees and expenses	1,201
Independent trustees' fees and expenses	22,226
Total expenses before reductions	725,028
Expense reductions	(21,099)
Total expenses after reductions		703,929
Net Investment income (loss)		2,653,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,303
Fidelity Central Funds	(1,246)
Forward foreign currency contracts	790,873
Foreign currency transactions	6,938
Futures contracts	(24,354,111)
Swaps	(501,141)
Total net realized gain (loss)		(24,024,384)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,209,050
Fidelity Central Funds	(3,166)
Forward foreign currency contracts	2,434,758
Assets and liabilities in foreign currencies	(509)
Futures contracts	36,530,746
Swaps	294,644
Total change in net unrealized appreciation (depreciation)		40,465,523
Net gain (loss)		16,441,139
Net increase (decrease) in net assets resulting from operations		$19,094,793
Consolidated Statement of Changes in Net Assets

For the period June 3, 2025 (commencement of operations) through January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,653,654
Net realized gain (loss)	(24,024,384)
Change in net unrealized appreciation (depreciation)	40,465,523
Net increase (decrease) in net assets resulting from operations	19,094,793
Distributions to shareholders	(4,736,080)

Share transactions
Proceeds from sales of shares	221,401,417

Net increase (decrease) in net assets resulting from share transactions	221,401,417
Total increase (decrease) in net assets	235,760,130

Net Assets
Beginning of period	-
End of period	$235,760,130

Other Information
Shares
Sold	4,260,000
Net increase (decrease)	4,260,000

Consolidated Financial Highlights
Fidelity® Managed Futures ETF

Years ended January 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.04
Net realized and unrealized gain (loss)	5.42
Total from investment operations	6.46
Distributions from net investment income	(.44)
Distributions from net realized gain	(.68)
Total distributions	(1.12)
Net asset value, end of period	$55.34
Total Return D,E,F	13.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.82% I
Expenses net of fee waivers, if any	.80 % I
Expenses net of all reductions, if any	.79% I
Net investment income (loss)	3.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$235,760
Portfolio turnover rate J	1 % I

AFor the period June 3, 2025 (commencement of operations) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Managed Futures ETF (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Managed Futures ETF	Fidelity Managed Futures Cayman Ltd	48,056,690	19.8

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, controlled foreign corporations, constructive sales, conversion transactions and losses deferred due to offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,310,019
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$4,310,019
Tax Cost	$234,688,822

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,746,422
Undistributed long-term capital gain	$1,036,870
Net unrealized appreciation (depreciation) on securities and other investments	$3,601,971

The tax character of distributions paid was as follows:

January 31, 2026 A
Ordinary Income	$4,659,760
Long-term Capital Gains	76,320
Total	$4,736,080

A For the period June 3, 2025 (commencement of operations) through January 31, 2026.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Managed Futures ETF
Commodity Risk
Futures Contracts	(31,024,355)	33,918,103
Total Commodity Risk	(31,024,355)	33,918,103
Credit Risk
Swaps	381,256	463,068
Total Credit Risk	381,256	463,068
Equity Risk
Futures Contracts	8,469,229	2,593,924
Swaps	(882,397)	(168,424)
Total Equity Risk	7,586,832	2,425,500
Foreign Exchange Risk
Forward Foreign Currency Contracts	790,873	2,434,758
Total Foreign Exchange Risk	790,873	2,434,758
Interest Rate Risk
Futures Contracts	(1,798,985)	18,719
Total Interest Rate Risk	(1,798,985)	18,719
Totals	(24,064,379)	39,260,148

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Managed Futures ETF	290,908,538

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Managed Futures ETF	977,381,260

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Managed Futures ETF	274,816,093

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Futures ETF	56,350,205	168,105
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .80% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses. The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Managed Futures ETF	7,241
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .80% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $18,415.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,684.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Managed Futures ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Managed Futures ETF (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the consolidated schedule of investments, as of January 31, 2026, the related consolidated statement of operations, statements of changes in net assets, financial highlights for the period from June 3, 2025 (commencement of operations) through January 31, 2026, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 3, 2025 (commencement of operations) through January 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026 $1,113,190, or, if subsequently determined to be different, the net capital gain of such year.

A total of 31.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,621,722 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,642,916 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.91% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.03% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9919362.100
MFE-ANN-0426
Fidelity® SAI Merger Arbitrage Fund

Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Merger Arbitrage Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 80.0%
	Shares	Value ($)
UNITED STATES - 80.0%
Communication Services - 16.0%
Entertainment - 14.2%
Electronic Arts Inc	180,000	36,705,600
Netflix Inc (b)	25,000	2,087,250
Warner Bros Discovery Inc (b)	700,000	19,278,000
		58,070,850
Media - 1.8%
TEGNA Inc	400,000	7,664,000
TOTAL COMMUNICATION SERVICES		65,734,850
Consumer Staples - 1.1%
Personal Care Products - 1.1%
Kenvue Inc	250,000	4,349,999
Financials - 10.5%
Banks - 0.4%
JPMorgan Chase & Co	5,960	1,823,104
Financial Services - 9.4%
Cantaloupe Inc (b)	200,000	2,148,000
Mastercard Inc Class A	67,000	36,098,930
		38,246,930
Insurance - 0.7%
ProAssurance Corp (b)	125,000	3,027,500
TOTAL FINANCIALS		43,097,534
Health Care - 16.0%
Biotechnology - 12.8%
Amicus Therapeutics Inc (b)	700,000	10,003,000
Avidity Biosciences Inc (b)	150,000	10,885,500
Exact Sciences Corp (b)	237,416	24,297,154
RAPT Therapeutics Inc (b)	125,000	7,210,000
		52,395,654
Health Care Equipment & Supplies - 2.6%
Hologic Inc (b)	139,627	10,462,251
Pharmaceuticals - 0.6%
Pfizer Inc rights (b)(c)	30,000	147,000
Ventyx Biosciences Inc (b)	200,000	2,790,000
		2,937,000
TOTAL HEALTH CARE		65,794,905
Industrials - 19.4%
Ground Transportation - 2.5%
Norfolk Southern Corp	35,000	10,193,400
Machinery - 11.7%
Chart Industries Inc (b)	215,000	44,578,100
Hillenbrand Inc	100,000	3,191,000
		47,769,100
Professional Services - 5.2%
CSG Systems International Inc	110,000	8,772,500
Dayforce Inc (b)	181,550	12,575,969
		21,348,469
TOTAL INDUSTRIALS		79,310,969
Information Technology - 14.1%
Semiconductors & Semiconductor Equipment - 2.5%
NVIDIA Corp	54,000	10,321,020
Software - 11.6%
Clearwater Analytics Holdings Inc Class A (b)	385,000	9,274,650
Confluent Inc Class A (b)	1,125,000	34,357,500
CyberArk Software Ltd (b)	8,636	3,720,648
		47,352,798
TOTAL INFORMATION TECHNOLOGY		57,673,818
Materials - 2.9%
Containers & Packaging - 2.9%
Sealed Air Corp	285,000	11,935,800
TOTAL UNITED STATES		327,897,875
TOTAL COMMON STOCKS (Cost $326,213,557)		327,897,875

Domestic Equity Funds - 3.6%
	Shares	Value ($)
iShares Core S&P 500 ETF	10,800	7,506,324
Vanguard 500 Index Fund, ETF Shares	11,700	7,443,774
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,710,695)		14,950,098

U.S. Treasury Obligations - 11.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/17/2026 (e)	3.63	10,000,000	9,956,633
US Treasury Bills 0% 3/31/2026 (e)	3.62	20,000,000	19,884,607
US Treasury Bills 0% 3/5/2026 (e)	3.60	16,000,000	15,950,341
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,788,802)			45,791,581

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $20,604,739)	3.70	20,600,619	20,604,739

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Amicus Therapeutics Inc	Chicago Board Options Exchange	3,000	4,287,000	15	2/2026	7,500

						7,500
TOTAL PURCHASED OPTIONS (Cost $18,671)						7,500

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $406,336,464)	409,251,793
NET OTHER ASSETS (LIABILITIES) - 0.2%	832,737
NET ASSETS - 100.0%	410,084,530

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.63% plus or minus a specified spread ranging from (0.15)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	6/2026	132,212,363	(610,777)	305,442	(305,335)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -299.5%
Communication Services - 0.8%
Entertainment - 0.8%
Electronic Arts Inc				10,000	2,039,200	(2,300)
TOTAL COMMUNICATION SERVICES					2,039,200	(2,300)
Health Care - (42.1)%
Health Care Equipment & Supplies - (42.1)%
Penumbra Inc (1)				52,567	18,827,922	128,565
TOTAL HEALTH CARE					18,827,922	128,565
Financials - 121.2%
Banks - 121.2%
Comerica Inc				50,000	4,433,500	(142,000)
Stellar Bancorp Inc				1,410	52,367	978
Cadence Bank				100,000	4,211,000	(229,000)
					8,696,867	(370,022)
TOTAL FINANCIALS					8,696,867	(370,022)
Industrials - (4.6)%
Ground Transportation - (4.4)%
Norfolk Southern Corp				25,000	7,281,000	13,570
Professional Services - (0.2)%
Dayforce Inc (1)				25,000	1,731,750	665
TOTAL INDUSTRIALS					9,012,750	14,235
Information Technology - 224.2%
Software - 224.2%
CyberArk Software Ltd (1)				30,000	12,924,900	(684,600)
TOTAL INFORMATION TECHNOLOGY					12,924,900	(684,600)
TOTAL UNITED STATES					51,501,639	(914,122)
TOTAL COMMON STOCKS					51,501,639	(914,122)
TOTAL LONG					51,501,639	(914,122)

SHORT
Common Stocks
UNITED STATES -(99.3)%
Health Care - 33.5%
Health Care Equipment & Supplies - 33.5%
Boston Scientific Corp (1)				(54,423)	(5,090,183)	(102,244)
TOTAL HEALTH CARE					(5,090,183)	(102,244)
Financials - (24.7)%
Financial Services - (24.0)%
Mastercard Inc Class A				(67,000)	(36,098,930)	73,150
Banks - (0.7)%
Fifth Third Bancorp				(93,316)	(4,686,330)	(111,979)
Huntington Bancshares Inc/OH				(245,025)	(4,283,037)	115,162
Prosperity Bancshares Inc				(536)	(36,989)	(940)
					(9,006,356)	2,243
TOTAL FINANCIALS					(45,105,286)	75,393
Industrials - 52.3%
Ground Transportation - 52.3%
Union Pacific Corp				(36,204)	(8,511,560)	(159,805)
TOTAL INDUSTRIALS					(8,511,560)	(159,805)
Information Technology - (160.4)%
Semiconductors & Semiconductor Equipment - 72.2%
NVIDIA Corp				(54,000)	(10,321,020)	(220,320)
Software - (232.6)%
Palo Alto Networks Inc (1)				(66,015)	(11,682,675)	710,321
TOTAL INFORMATION TECHNOLOGY					(22,003,695)	490,001
TOTAL UNITED STATES					(80,710,724)	303,345
TOTAL COMMON STOCKS					(80,710,724)	303,345
TOTAL SHORT					(80,710,724)	303,345

TOTAL SWAP COMPONENTS					(29,209,085)	(610,777)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.63% plus or minus a specified spread ranging from (0.15)% to 0.3% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Bank of America Merrill Lynch International Ltd	10/2026 - 2/2027	76,054,588	(660,406)	(30,517)	(690,923)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -155.2%
Consumer Staples - (6.1)%
Personal Care Products - (6.1)%
Kenvue Inc				300,000	5,220,000	42,000
TOTAL CONSUMER STAPLES					5,220,000	42,000
Financials - 79.2%
Banks - 79.2%
Comerica Inc				125,000	11,083,750	(355,000)
Stellar Bancorp Inc				50,000	1,857,000	36,930
Cadence Bank				100,000	4,211,000	(229,000)
					17,151,750	(547,070)
TOTAL FINANCIALS					17,151,750	(547,070)
Industrials - (0.5)%
Professional Services - (0.5)%
Dayforce Inc (1)				164,468	11,392,698	3,808
TOTAL INDUSTRIALS					11,392,698	3,808
Information Technology - 82.6%
Software - 82.6%
CyberArk Software Ltd (1)				25,000	10,770,750	(570,500)
TOTAL INFORMATION TECHNOLOGY					10,770,750	(570,500)
TOTAL UNITED STATES					44,535,198	(1,071,762)
TOTAL COMMON STOCKS					44,535,198	(1,071,762)
TOTAL LONG					44,535,198	(1,071,762)

SHORT
Common Stocks
UNITED STATES -(59.6)%
Consumer Staples - (2.7)%
Household Products - (2.7)%
Kimberly-Clark Corp				(43,875)	(4,387,062)	18,428
TOTAL CONSUMER STAPLES					(4,387,062)	18,428
Financials - 28.8%
Banks - 28.8%
Fifth Third Bancorp				(233,289)	(11,715,774)	(279,947)
Huntington Bancshares Inc/OH				(249,975)	(4,369,563)	117,488
Prosperity Bancshares Inc				(19,015)	(1,312,225)	(36,499)
					(17,397,562)	(198,958)
TOTAL FINANCIALS					(17,397,562)	(198,958)
Information Technology - (85.7)%
Software - (85.7)%
Palo Alto Networks Inc (1)				(55,008)	(9,734,766)	591,886
TOTAL INFORMATION TECHNOLOGY					(9,734,766)	591,886
TOTAL UNITED STATES					(31,519,390)	411,356
TOTAL COMMON STOCKS					(31,519,390)	411,356
TOTAL SHORT					(31,519,390)	411,356

TOTAL SWAP COMPONENTS					13,015,808	(660,406)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.64% plus or minus a specified spread ranging from (0.15)% to 0.4% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Goldman Sachs International	8/2030 - 1/2031	29,084,973	44,593	(3,858)	40,735

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(840.2)%
Health Care - (6.4)%
Health Care Equipment & Supplies - (6.4)%
Hologic Inc (1)				25,373	1,901,199	(2,606)
TOTAL HEALTH CARE					1,901,199	(2,606)
Consumer Staples - 82.9%
Personal Care Products - 82.9%
Kenvue Inc				150,000	2,610,000	33,780
TOTAL CONSUMER STAPLES					2,610,000	33,780
Information Technology - (916.7)%
Software - (916.7)%
CyberArk Software Ltd (1)				16,364	7,050,102	(373,426)
TOTAL INFORMATION TECHNOLOGY					7,050,102	(373,426)
TOTAL UNITED STATES					11,561,301	(342,252)
TOTAL COMMON STOCKS					11,561,301	(342,252)
TOTAL LONG					11,561,301	(342,252)

SHORT
Common Stocks
UNITED STATES -949.7%
Consumer Staples - (30.7)%
Household Products - (30.7)%
Kimberly-Clark Corp				(21,938)	(2,193,581)	(12,491)
TOTAL CONSUMER STAPLES					(2,193,581)	(12,491)
Industrials - (268.1)%
Ground Transportation - (268.1)%
Union Pacific Corp				(23,796)	(5,594,440)	(109,224)
TOTAL INDUSTRIALS					(5,594,440)	(109,224)
Information Technology - 1248.5%
Software - 1248.5%
Palo Alto Networks Inc (1)				(55,013)	(9,735,651)	508,560
TOTAL INFORMATION TECHNOLOGY					(9,735,651)	508,560
TOTAL UNITED STATES					(17,523,672)	386,845
TOTAL COMMON STOCKS					(17,523,672)	386,845
TOTAL SHORT					(17,523,672)	386,845

TOTAL SWAP COMPONENTS					(5,962,371)	44,593
(1) Non-income producing.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Vanguard S&P 500 ETF	Pay	Monthly	U.S. SOFR index plus 90 basis points	Monthly	Goldman Sachs International	2/2026	11,700	7,351,110	(66,564)	0	(66,564)
JPMorgan Chase & Co.	Pay	Monthly	U.S. SOFR index plus 90 basis points	Monthly	Goldman Sachs International	2/2026	5,960	1,939,861	123,644	0	123,644
iShares Core S&P 500 ETF	Pay	Monthly	U.S. SOFR index plus 90 basis points	Monthly	Goldman Sachs International	2/2026	10,800	7,410,852	(69,160)	0	(69,160)
TOTAL RETURN SWAPS									(12,080)	0	(12,080)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $32,316,309.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	467,111,533	446,508,778	743,017	1,984	-	20,604,739	20,600,619	0.0%
Total	-	467,111,533	446,508,778	743,017	1,984	-	20,604,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	65,734,850	65,734,850	-	-
Consumer Staples	4,349,999	4,349,999	-	-
Financials	43,097,534	43,097,534	-	-
Health Care	65,794,905	65,647,905	-	147,000
Industrials	79,310,969	79,310,969	-	-
Information Technology	57,673,818	57,673,818	-	-
Materials	11,935,800	11,935,800	-	-

Domestic Equity Funds	14,950,098	14,950,098	-	-

U.S. Treasury Obligations	45,791,581	-	45,791,581	-

Money Market Funds	20,604,739	20,604,739	-	-

Purchased Options	7,500	7,500	-	-
Total Investments in Securities:	409,251,793	363,313,212	45,791,581	147,000
Derivative Instruments:

Assets
Swaps	164,379	-	164,379	-
Total Assets	164,379	-	164,379	-

Liabilities
Swaps	(1,131,982)	-	(1,131,982)	-
Total Liabilities	(1,131,982)	-	(1,131,982)	-
Total Derivative Instruments:	(967,603)	-	(967,603)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	7,500	-
Swaps (b)	164,379	(1,131,982)
Total Equity Risk	171,879	(1,131,982)
Total Value of Derivatives	171,879	(1,131,982)

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $385,731,725)	$388,647,054
Fidelity Central Funds (cost $20,604,739)	20,604,739

Total Investment in Securities (cost $406,336,464)		$409,251,793
Receivable for investments sold		3,877,378
Dividends receivable		67,231
Distributions receivable from Fidelity Central Funds		90,477
Bi-lateral OTC swaps, at value		164,379
Prepaid expenses		21,239
Receivable from investment adviser for expense reductions		30,546
Total assets		413,503,043
Liabilities
Payable for investments purchased	$1,874,316
Bi-lateral OTC swaps, at value	1,131,982
Accrued management fee	297,588
Other payables and accrued expenses	114,627
Total liabilities		3,418,513
Net Assets		$410,084,530
Net Assets consist of:
Paid in capital		$405,297,094
Total accumulated earnings (loss)		4,787,436
Net Assets		$410,084,530
Net Asset Value, offering price and redemption price per share ($410,084,530 ÷ 39,586,016 shares)		$10.36
Statement of Operations
For the period June 17, 2025 (commencement of operations) through January 31, 2026
Investment Income
Dividends		$654,627
Interest		525,635
Income from Fidelity Central Funds		743,017
Total income		1,923,279
Expenses
Management fee	$1,270,951
Custodian fees and expenses	3,368
Independent trustees' fees and expenses	29,765
Registration fees	79,445
Audit fees	55,614
Legal	5,539
Miscellaneous	3,844
Total expenses before reductions	1,448,526
Expense reductions	(115,751)
Total expenses after reductions		1,332,775
Net Investment income (loss)		590,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,291,134
Fidelity Central Funds	1,984
Swaps	295,558
Written options	108,341
Total net realized gain (loss)		5,697,017
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,915,329
Swaps	(967,603)
Total change in net unrealized appreciation (depreciation)		1,947,726
Net gain (loss)		7,644,743
Net increase (decrease) in net assets resulting from operations		$8,235,247
Statement of Changes in Net Assets

For the period June 17, 2025 (commencement of operations) through January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$590,504
Net realized gain (loss)	5,697,017
Change in net unrealized appreciation (depreciation)	1,947,726
Net increase (decrease) in net assets resulting from operations	8,235,247
Distributions to shareholders	(3,447,811)

Share transactions
Proceeds from sales of shares	401,849,448
Reinvestment of distributions	3,447,811
Cost of shares redeemed	(165)

Net increase (decrease) in net assets resulting from share transactions	405,297,094
Total increase (decrease) in net assets	410,084,530

Net Assets
Beginning of period	-
End of period	$410,084,530

Other Information
Shares
Sold	39,252,589
Issued in reinvestment of distributions	333,444
Redeemed	(17)
Net increase (decrease)	39,586,016

Financial Highlights
Fidelity® SAI Merger Arbitrage Fund

Years ended January 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.45
Total from investment operations	.48
Distributions from net investment income	(.10)
Distributions from net realized gain	(.02)
Total distributions	(.12)
Net asset value, end of period	$10.36
Total Return D,E	4.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.18% H,I
Expenses net of fee waivers, if any	1.10 % I
Expenses net of all reductions, if any	1.10% I
Net investment income (loss)	.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$410,085
Portfolio turnover rate J	110 % I

AFor the period June 17, 2025 (commencement of operations) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity SAI Merger Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, constructive sales, conversion transactions and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,787,189
Gross unrealized depreciation	(6,793,274)
Net unrealized appreciation (depreciation)	$(3,006,085)
Tax Cost	$406,055,532

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,781,583
Net unrealized appreciation (depreciation) on securities and other investments	$5,853

The tax character of distributions paid was as follows:

January 31, 2026A
Ordinary Income	$3,447,811

A For the period June 17, 2025 (commencement of operations) through January 31, 2026.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Merger Arbitrage Fund
Equity Risk
Purchased Options	244,444	(11,171)
Written Options	108,341	-
Swaps	295,558	(967,603)
Total Equity Risk	648,343	(978,774)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Merger Arbitrage Fund	45,303,512

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Merger Arbitrage Fund	534,217,480	113,215,966
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Merger Arbitrage Fund	3,365,000	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.10% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $114,798.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $953.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Merger Arbitrage Fund	99%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Merger Arbitrage Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Merger Arbitrage Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations, statement of changes in net assets, and financial highlights for the period from June 17, 2025 (commencement of operations) through January 31, 2026, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the period from June 17, 2025 (commencement of operations) through January 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 10.43% of the dividend distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $670,068 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 14% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 14.88% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.07% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918586.100
FSM-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026